                                                      REGISTRATION NO. 333-01581


                                                       REGISTRATION NO. 811-6217

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 4

                            MONY VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                 1740 BROADWAY

                            NEW YORK, NEW YORK 10019
                    (Address of Principal Executive Office)

                          FREDERICK C. TEDESCHI, ESQ.

                  VICE PRESIDENT AND CHIEF COUNSEL, OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Name and Address of Agent for Service)


     It is proposed that this filing will become effective on May 1, 2000 pursuant to Rule 485(a).

---------------
STATEMENT PURSUANT TO RULE 24f-2


     The Registrant registers an indefinite number or amount of its variable life insurance contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 will be filed on or before March 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
 1..........................................  Cover Page
 2..........................................  Cover Page
 3..........................................  Not Applicable
 4..........................................  DISTRIBUTION OF THE POLICY
 5..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
 6..........................................  MONY America Variable Account L
 7..........................................  Not required
 8..........................................  Not required
 9..........................................  Legal Proceedings
10..........................................  THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; CHARGES AND DEDUCTIONS; OTHER
                                                INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE
                                                POLICY
11..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
12..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
13..........................................  THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14..........................................  THE POLICY
15..........................................  THE POLICY
16..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT
17..........................................  THE POLICY
18..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT COMPANY AND THE
                                                VARIABLE ACCOUNT
19..........................................  VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20..........................................  Not applicable
21..........................................  THE POLICY
22..........................................  Not applicable
23..........................................  Not applicable
24..........................................  IMPORTANT TERMS; MORE ABOUT THE POLICY
25..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26..........................................  Not applicable

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
27..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30..........................................  Not applicable
31..........................................  Not applicable
32..........................................  Not applicable
33..........................................  Not applicable
34..........................................  Not applicable
35..........................................  MORE ABOUT THE POLICY
36..........................................  Not applicable
37..........................................  Not applicable
38..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                MORE ABOUT THE POLICY
39..........................................  MORE ABOUT THE POLICY
40..........................................  Not applicable
41..........................................  MORE ABOUT THE POLICY
42..........................................  Not applicable
43..........................................  Not applicable
44..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
45..........................................  Not applicable
46..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
47..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
48..........................................  Not applicable
49..........................................  Not applicable
50..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51..........................................  Cover Page; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
52..........................................  OTHER INFORMATION
53..........................................  OTHER INFORMATION
54..........................................  Not applicable
55..........................................  Not applicable
56..........................................  Not required
57..........................................  Not required
58..........................................  Not required
59..........................................  FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                                   PROSPECTUS


                               Dated May 1, 2000


                    Variable Universal Life Insurance Policy


MONY Life Insurance Company (the "Company") issues a variable universal life insurance policy described in this Prospectus. Among the policy's many terms are:


Allocation of Premiums and Fund Values:

- You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

     - You can tell us to place them into a separate account. That separate account is called MONY Variable Account L.

        - If you do, you can also tell us to place your premium payments and cash values into any or all of 9 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.

     - You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 5% interest annually. We may pay more than 5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay a death benefit if you die before you reach age 95 while the policy is in effect. That death benefit will never be less than amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc and Enterprise Accumulation Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.


                            MONY Variable Account L
                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Policy Premium Payments and Values........................  1
  Charges and Deductions....................................  3
  The Death Benefit.........................................  5
  Premium Features..........................................  6
  MONY Variable Account L...................................  6
  Allocation Options........................................  6
  Transfer of Fund Value....................................  6
  Policy Loans..............................................  6
  Full Surrender............................................  7
  Partial Surrender.........................................  7
  Preferred Partial Surrender...............................  7
  Free Look Period..........................................  7
  Grace Period and Lapse....................................  7
  Tax Treatment of Increases in Fund Value..................  7
  Tax Treatment of Death Benefit............................  8
  Riders....................................................  8
  Contacting the Company....................................  8
  Understanding the Policy..................................  9
Detailed Information about the Company and MONY Variable
  Account L.................................................  10
  MONY Life Insurance Company...............................  10
  Year 2000 Issue...........................................  10
  MONY Variable Account L...................................  12
The Funds...................................................  15
  MONY Series Fund, Inc. ...................................  15
  Enterprise Accumulation Trust.............................  16
  Dreyfus Stock Index Fund..................................
  Fidelity Variable Insurance Products Fund, Fidelity
     Variable Insurance Products Fund II....................  19
  Janus Aspen Series........................................  19
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  20
Detailed Information About The Policy.......................  20
  Application for a Policy..................................  20
  Right to Examine a Policy -- Free Look Period.............  22
  Premiums..................................................  23
  Allocation of Net Premiums................................  24
  Death Benefits under the Policy...........................  25
  Changes in Specified Amount...............................  27
  Other Optional Insurance Benefits.........................  28
  Benefits at Maturity......................................  29
  Policy Values.............................................  30
  Determination of Fund Value...............................  30
  Calculating Unit Values for Each Subaccount...............  31
  Transfer of Fund Value....................................  32
  Right to Exchange Policy..................................  33
  Policy Loans..............................................  33
  Full Surrender............................................  34
  Partial Surrender.........................................  34

                                                              PAGE
                                                              ----
  Preferred Partial Surrender...............................  35
  Grace Period and Lapse....................................  35
Charges and Deductions......................................  38
  Deductions from Premiums..................................  38
  Daily Deduction from MONY Variable Account L..............  38
  Deductions from Fund Value................................  38
  Fund Charge...............................................  42
  Transaction and Other Charges.............................  44
  Fees and Expenses of the Funds............................  44
  Guarantee of Certain Charges..............................  46
Other Information...........................................  46
  Federal Income Tax Considerations.........................  46
  Charge for Company Income Taxes...........................  50
  Voting of Fund Shares.....................................  51
  Disregard of Voting Instructions..........................  51
  Report to Policy Owners...................................  51
  Substitution of Investments and Right to Change
     Operations.............................................  52
  Changes to Comply with Law................................  52
Performance Information.....................................  53
The Guaranteed Interest Account.............................  53
  General Description.......................................  54
  Limitations on Amounts in the Guaranteed Interest
     Account................................................  54
  Death Benefit.............................................  54
  Policy Charges............................................  54
  Transfers.................................................  55
  Surrenders and Policy Loans...............................  55
More About the Policy.......................................  56
  Ownership.................................................  56
  Beneficiary...............................................  56
  Notification and Claims Procedures........................  56
  Payments..................................................  57
  Payment Plan/Settlement Provisions........................  57
  Payment in Case of Suicide................................  57
  Assignment................................................  57
  Errors on the Application.................................  58
  Incontestability..........................................  58
  Policy Illustrations......................................  58
  Distribution of the Policy................................  58
More About the Company......................................  59
  Management................................................  59
  State Regulation..........................................  60
  Telephone Transfer Privileges.............................  60
  Legal Proceedings.........................................  61
  Legal Matters.............................................  61
  Registration Statement....................................  61
  Independent Accountants...................................  61
  Financial Statements......................................  61
Index to Financial Statements...............................  F-1
Appendix A..................................................  A-1
Appendix B..................................................  B-1

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account on page 50. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 5%. The Loan Account is part of the Company's General Account.

     Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY Variable Account L the Guaranteed Interest Account, and the Loan Account, and any interest thereon to secure Outstanding Debt.

     Cash Value -- The Fund Value of the policy less any fund charge.

     Surrender Value -- The cash value less any outstanding debt reduced by any unearned loan interest.

     Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first two policy years. In certain cases, this also applies to the first two policy years following an increase in the Specified Amount.

     Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 50.)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Valuation Date -- Each day that the New York Stock Exchange is open for trading.

PURPOSE OF THE POLICY


     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus accumulated of Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

     The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     You may allocate net premium payments among the various subaccounts of MONY Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

     The net premium payments you allocate among the various subaccounts of MONY Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you choose. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 5%.

     The value of the net premium payments you allocate to MONY Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY Variable Account L may be worth more or less while the policy remains in effect.

     If you cancel the policy and return it to the Company during the Free Look Period, your premium payments will be returned by the Company. After the Free Look Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first fourteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from it from the amount it will pay you. The Fund Value minus Fund Charges and minus the amount of debt outstanding from loans you have received plus any unearned interest on the outstanding debt is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

     The policy remains in effect until the earliest of:

     - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

     - Age 95.

     - Death of the insured.

     - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Cash Value less any Outstanding Debt is sufficient to pay all monthly deductions. However, during the first two years the policy is in effect, the Company will determine an amount which if paid during those first two policy years will keep the policy and all rider coverages in effect for the first two policy years even if the Cash Value less any Outstanding Debt of the policy is not enough to pay monthly deductions. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first two policy years, you must pay the Minimum Monthly Premium for two more years after the increase.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 35 - 41.
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on number of      Premiums paid during first ten policy
     years the policy has been in effect. It is     years -- 4%
                     a % of Premium paid.           Premiums paid during policy years
                                                    11-20 -- 2%
                                                    Premiums paid after policy year 20 -- 0%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0.8%
                                                    Federal -- 1.25%

--------------------------------------------------------------------------------

                  DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L

----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge -- Maximum    .75% of subaccount value (0.002055% daily)
     Annual Rate                                   Reduces after 10th policy year

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

                                                                                      EACH OF
                                                                                       1ST 12        EACH
                                                                                       POLICY       MONTH
                                                                 SPECIFIED AMOUNT      MONTHS     THEREAFTER
                                                                 ----------------     -------     ----------

     Administrative Charge -- monthly charge based on          Less than               $31.50*      $6.50
     Specified Amount of policy.                               $250,000............    $28.50*      $3.50
                                                               $250,000-$499,999...    $25.00*       None
                                                               $500,000 or more....
                                                               ---------------
                                                               * Reduced by $5.00 for issue ages 0 through
                                                                 17.
------------------------------------------------------------------------------------------------------------


     Optional Insurance Benefits Charge                    As applicable.
     Monthly Deduction for any other Optional Insurance
     Benefits added by rider.
----------------------------------------------------------------------------------------------------

     Transaction and Other Charges                         The lesser of 2% of the amount
     -Partial Surrender Fee                                surrendered or $25.
     -Transfer of Fund Value                               Currently $0. Maximum $25 on each
     (at Company's Option)                                 Transfer in a policy year exceeding four.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                            ADMINISTRATIVE
                 Administrative Fund Charge                            ISSUE AGE*           FUND CHARGE
                                                              ----------------------------      -----
     Over 14 years based on a schedule. Factors per           0-25........................      $2.50
     $1,000 of Specified Amount vary based on issue age.      26..........................       3.00
                                                              27..........................       3.50
                                                              28..........................       4.00
                                                              29..........................       4.50
                                                              30 or higher................       5.00

--------------------------------------------------------------------------------


     Sales Fund Charge                                        ISSUE AGE                        PERCENTAGE
                                                              -------------------------------      --
     Percentage of premiums paid in the first 5 years,        0-17...........................      50%
     up to a maximum amount of premiums called the            18-65..........................      75
     target premium.                                          66.............................      70
                                                              67.............................      65
                                                              68.............................      60
                                                              69.............................      55
                                                              70 or higher...................      50
                                                              ---------------
                                                                The Sales Fund Charge can increase as
                                                              premiums are paid during the five year
                                                              period. Starting on the fifth anniversary,
                                                              the charge decreases from its maximum by
                                                              10% per year until it reaches zero at the
                                                              end of the 14th year.

--------------------------------------------------------------------------------

     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses its operations. Those expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 4-5. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999



                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE   TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------   --------------
MONY SERIES FUND, INC.
Intermediate Term Bond
  Portfolio....................        0.50%             0.07%                N/A               0.57%
Long Term Bond Portfolio.......        0.50%             0.05%                N/A               0.55%
Government Securities
  Portfolio....................        0.50%             0.08%                N/A               0.58%(1)
Money Market Portfolio.........        0.40%             0.04%                N/A               0.44%
ENTERPRISE ACCUMULATION TRUST
Equity Portfolio(2)............        0.78%             0.04%                N/A               0.82%
Small Company Value
  Portfolio(2).................        0.80%             0.04%                N/A               0.84%
Managed Portfolio(2)...........        0.72%             0.04%                N/A               0.76%
International Growth
  Portfolio(2).................        0.85%             0.16%                N/A               1.01%
High Yield Bond Portfolio(2)...        0.60%             0.09%                N/A               0.69%
Capital Appreciation
  Portfolio....................        0.75%             0.41%                N/A               1.16%
Growth and Income Portfolio....        0.75%             0.19%                N/A               0.94%
Growth Portfolio...............        0.75%             0.09%                N/A               0.84%
DREYFUS STOCK INDEX FUND(2)....       0.245%            0.015%                N/A               0.26%
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP)

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE   TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------   --------------
Growth Portfolio...............        0.58%             0.09%              0.10%               0.77%(2)(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II)
Contrafund(R)Portfolio.........        0.58%             0.10%              0.10%               0.78%(2)(3)
JANUS ASPEN SERIES
Capital Appreciation
  Portfolio....................        0.65%             0.04%                N/A               0.69%(2)(4)
Worldwide Growth Portfolio.....        0.65%             0.05%                N/A               0.70%(2)(4)


---------------


     (1) Expenses do not include custodial credits. With custodial credits, expenses would have been 0.57%.



     (2) The sub-account corresponding to this Fund/Portfolio first became available for allocation in November 1999.



     (3) Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.



     (4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.



THE DEATH BENEFIT


     The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

     Option I -- The death benefit equals the greater of:

          (a) The Specified Amount plus the increase in Fund Value since the last Monthly Anniversary Day, or

          (b) Fund Value on the date of death, plus the increase in Fund Value since the last Monthly Anniversary day, multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

          If you choose Option I, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value and

     Option II -- The death benefit equals the greater of:

        (a) The Specified Amount of the policy, plus the Fund Value on the date of death, or

          (b) The Fund Value on the date of death, plus the Fund Value on the last Monthly Anniversary Date, multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

          If you choose Option II, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

     You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 21.

PREMIUM FEATURES

     You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first two policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

     When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

     The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 43.

     The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse," page 32. If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY VARIABLE ACCOUNT L

     MONY Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY Variable Account L" on page 11.

ALLOCATION OPTIONS


     You may allocate premium payments and Fund Values among the various subaccounts of MONY Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, the Enterprise Accumulation Trust, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II or Janus Aspen Series (collectively the "Funds"). The subaccounts available to you and the investment objectives of each available subaccount are described in detail beginning on page 13.


TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See Transfer of Fund Value," page 29.

POLICY LOANS

     You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans," page 30.

     The amount of Outstanding Debt reduced by any Unearned Interest is subtracted from your death benefit. Your Outstanding Debt reduced by any Unearned Interest is repaid from the proceeds of a full surrender. See "Full Surrender," page 31. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 32. The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

FULL SURRENDER

     You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus (c) any Outstanding Debt plus any unearned loan interest. See "Full Surrender," page 31.

PARTIAL SURRENDER

     You may request a partial surrender after your Policy has been in effect for 2 years if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender," at page 31.

     Partial surrenders must be for at least $500. A partial surrender fee of $25 or 2% of the amount surrendered (whichever is less) will be assessed against the remaining Fund Value. A portion of the surrender charge may be assessed on a partial surrender.

PREFERRED PARTIAL SURRENDER

     You may request up to 10% of your Policy's Cash Value on that day, without a Surrender Charge on the Specified Amount of your policy being reduced. You may make this request after your Policy has been in effect for two years. You will have to pay the partial surrender fee. See "Preferred Partial Surrender," page 32.

FREE LOOK PERIOD

     You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return the policy within 45 days after the date you sign the application for the policy. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount of the Variable Account. See "Right to Examine a Policy -- Free Look Period," page 19.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero;

          (2) during the first two policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (and related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect.

     If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse", page 32.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Consideration," on page 43.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 43.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are five riders available with this policy:

     - Spouse's Term Rider

     - Children's Term Insurance Rider

     - Accidental Death Benefit Rider

     - Purchase Option Rider

     - Waiver of Monthly Deductions Rider

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY

     MONY Life Insurance Company issues the policy. In this prospectus MONY Life Insurance Company is called the "Company". The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states, the District of Columbia, Puerto Rico, and the Virgin Islands.


     The Company was founded as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the Company, MONY Variable Account L, or the Contract. The principal office of the Company is located at 1740 Broadway, New York, New York 10019.



     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.



     MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.



YEAR 2000 ISSUE



  State of Readiness



     In 1996, the Company on behalf of itself and its affiliates (hereafter collectively referred to as "the Company and its subsidiaries") initiated a formal Year 2000 Project (the "Project") to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.



     The scope of the Company's Project includes: ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties. Each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000.



     At December 31, 1999, all of the Company and its subsidiaries' existing application systems had been remediated, current date tested and future date tested. Newly acquired applications and new releases of software packages were tested in 1999 as implemented.



     In late 1998 and early 1999, the Company contracted with a consulting firm to perform an Independent Validation and Verification ("IV&V") of the Year 2000 remediation of selected critical applications. The results of the IV&V indicated that the Company's remediation and testing processes were highly effective and had achieved a high level of compliance.



     All of the operating systems, systems software, and hardware for mainframe, PC and LAN platforms are deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's Internet site. Essentially all critical hardware and software were compliant and tested by December 31, 1998. The few remaining items were resolved and tested prior to December 31, 1999. We continue to monitor for Year 2000 compliance in 2000 as applications, systems software and hardware are upgraded or replaced. All critical non-IT systems had been remediated as of December 31, 1999, and ongoing monitoring for year 2000 compliance will continue in 2000.

     As part of the Project, we identified and contacted significant service and information providers, external vendors, suppliers, and other third parties (including telecommunication, electrical, security, and HVAC systems) that believe will be critical to business operations after January 1, 2000. Procedures have been undertaken to ascertain with reasonable certainty their current and reasonably anticipated states of Year 2000 readiness through questionnaires, compliance letters, interviews, on-site visits, and other available means. We will continue to monitor and evaluate the progress of our suppliers and customers on this matter in 2000.



  Costs



     The total cost of the Year 2000 Project was $2.4 million. The total amount expended on the Project during 1999, 1998, and 1997 were $0.6 million, $1.4 million, and $0.4 million, respectively, aggregating $2.4 million through December 31, 1999. These amounts also include costs associated with the development of contingency plans. The Company does not expect to incur any future material costs on the Year 2000 Project.



  Risks



     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could affect the distribution and sale of the life insurance, annuity and investment products and could have a material adverse effect on the Company's consolidated financial position and results of its operations.



  Contingency Plans



     The Company and its subsidiaries retained outside consultants to assist in the development of Business Continuity Plans ("BCP"), which include identification of third party service providers, information systems, equipment, facilities and other items which are mission-critical to the operation of the business. In conjunction with this effort. The Company and its subsidiaries developed a Year 2000 Contingency Plan (the "Contingency Plan") to address Y2K related failures of third parties, among other factors that are critical to the ongoing operation of the business. The Contingency Plan provides alternate means of processing critical work and services, as well as a methodology for selection and retention of alternate service providers, vendors, and suppliers, if necessary. Additional maintenance and refinement of BCP will continue in 2000, as other critical Year 2000 dates approach (such as February 29, 2000). The Company believes that due to the pervasive and evolving nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.


MONY VARIABLE ACCOUNT L

     MONY Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY Variable Account
L. The assets in MONY Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY Variable Account L. The Company is required to keep assets in MONY Variable Account L that equal the total market value of the policy liabilities funded by MONY Variable Account L. Realized or unrealized income gains or losses of MONY Variable Account L are credited or charged against MONY Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY Variable Account L. MONY Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Fund Values of the policy allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY Variable Account L was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY Variable Account L.


     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.


     The following table lists the subaccounts of MONY Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:




   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. Generally invests in all 500
   Dreyfus Stock Index Fund.                     stocks in the S&P 500 in proportion to
                                                 their weighting in the index.
   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) --                                      with higher than average price/earnings
   Growth Portfolio.                             ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY CONTRAFUND(R) Subaccount             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   II (VIP II) -- Contrafund(R) Portfolio.       includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   JANUS CAPITAL APPRECIATION SUBACCOUNT         Seeks long-term growth of capital. It
                                                 pursues its objective by investing
   This subaccount purchases shares of Janus     primarily in common stocks selected for
   Aspen Series -- Capital Appreciation          their growth potential. The portfolio may
   Portfolio.                                    invest in companies of any size, from
                                                 larger, well-established companies to
                                                 smaller, emerging growth companies.
   JANUS WORLDWIDE GROWTH SUBACCOUNT             Seeks long-term growth of capital in a
                                                 manner consistent with the preservation of
   This subaccount purchases shares of Janus     capital. It pursues this objective by
   Aspen Series -- Worldwide Growth              investing primarily in common stocks of
   Portfolio.                                    companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.



                                   THE FUNDS


     The Funds are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.


     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company ("MONY America") is a registered investment adviser under the Investment Advisers Act of 1940. MONY America, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, MONY America has entered into a Services Agreement with the Company to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., MONY America receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to MONY America monthly.



   --------------------------------------------------------------------------------------------
                   PORTFOLIO                              INVESTMENT ADVISORY FEE
   --------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                              INVESTMENT ADVISORY FEE
   --------------------------------------------------------------------------------------------
   LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets
   --------------------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% of assets in excess of $800
                                                 million of the portfolio's aggregate
                                                 average daily net assets.
   ----------------------------------------------------------------------------------------


ENTERPRISE ACCUMULATION TRUST


     Enterprise Accumulation Trust has a number of portfolios; the shares of some of which can be purchased by subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of the Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.



----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO            Annual rate of 0.80% of the     Annual rate of 0.40% up to
                              first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management   the next $400 million and       excess of $1 billion of the
  Company is the              0.70% in excess of $800         portfolio's average daily
  sub-investment adviser.     million of the portfolio's      net assets.
                              average daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  MANAGED PORTFOLIO           Annual rate of 0.80% of the     OpCap Advisors' fee for the
                              first $400 million, 0.75% of    assets of the portfolio it
  OpCap Advisors and Sanford  the next $400 million and       manages is an annual rate of
  C. Bernstein & Co., Inc.    0.70% in excess of $800         0.40% up to $1 billion,
  are the co-sub-investment   million of the portfolio's      0.30% from $1 billion to $2
  advisers.                   average daily net assets.       billion, and 0.25% in excess
                                                              of $2 billion of the
                                                              portfolio's average daily
                                                              net assets. Sanford C.
                                                              Bernstein & Co., Inc.'s fee
                                                              for the assets of the
                                                              portfolio it manages is an
                                                              annual rate of 0.40% up to
                                                              $10 million, 0.30% from $10
                                                              million to $50 million,
                                                              0.20% from $50 million to
                                                              $100 million, and 0.10% in
                                                              excess of $100 million of
                                                              the portfolio's average
                                                              daily net assets.
----------------------------------------------------------------------------------------------

  GROWTH AND INCOME           Annual rate of 0.75% of the     Annual rate of 0.30% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.25% of
                              net assets.                     the next $100 million, and
  Retirement Systems                                          0.20% in excess of $200
  Investors, Inc. is the                                      million of the portfolio's
  sub-investment adviser.                                     average daily net assets.
----------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO            Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $1 billion and 0.20%
  Montag & Caldwell, Inc. is  net assets.                     in excess of $1 billion of
  the sub-investment                                          the portfolio's average
  adviser.                                                    daily net assets.
----------------------------------------------------------------------------------------------

  CAPITAL APPRECIATION        Annual rate of 0.75% of the     Annual rate of 0.45% of the
  PORTFOLIO                   portfolio's average daily       portfolio's average daily
                              net assets.                     net assets.
  Marsico Capital
  Management, LLC is the
  sub-investment adviser.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
  PORTFOLIO AND INVESTMENT
        SUB-ADVISER              INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE         Annual rate of 0.80% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $1 billion and 0.30%
                              net assets.                     in excess of $1 billion of
  Gabelli Asset Management,                                   the portfolio's average
  Inc. is the sub-investment                                  daily net assets.
  adviser.
----------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH        Annual rate of 0.85% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $100 million 0.35% of
                              net assets.                     $100 million to $200
  Vontobel USA Inc. is the                                    million, 0.30% of $200
  sub-investment adviser.                                     million to $500 million,
                                                              0.25% in excess of $500
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO   Annual rate of 0.60% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital      net assets.                     in excess of $100 million of
  Corporation is the sub-                                     the portfolio's average
  investment adviser.                                         daily net assets.
----------------------------------------------------------------------------------------------



DREYFUS STOCK INDEX FUND



     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.



----------------------------------------------------------------------------------------------
       PORTFOLIO AND
   SUB-INVESTMENT ADVISER        INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND    Annual rate of 0.245% of the    The Dreyfus Corporation pays
                              fund's average daily net        the sub-investment adviser
  Mellon Equity Associates    assets.                         an annual rate of 0.095% of
  is the sub-investment                                       the value of the fund's
  adviser.                                                    average daily net assets.
----------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO -- Service Class


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R)
Portfolio -- Service Class



     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment advisory fee for each portfolio is shown in the table below.




     PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- GROWTH PORTFOLIO                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the Fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- CONTRAFUND(R) PORTFOLIO                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.



JANUS ASPEN SERIES



     Janus Aspen Series has eleven portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment advisory fee for each portfolio is shown in the table below.




                 PORTFOLIO                               INVESTMENT ADVISER FEE
  JANUS ASPEN SERIES -- CAPITAL                Annual rate of 0.65% of the portfolio's
  APPRECIATION PORTFOLIO                       average daily net assets.
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH       Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:



     (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or



     (2) more than 50% of the outstanding portfolio shares.



The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.


PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT L


     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.


     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the chart on pages 13-14. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured for ages up to and including 80 with evidence of insurability that satisfies the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds between the Ages of 18 and 70, depending upon the health and smoking status of the Insured applicants. The age of the insured is the age on his or her birthday nearest to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Specified Amount you may apply for is $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See
"Premiums -- Premium Flexibility," page 19.

     Coverage under the Temporary Insurance Agreement ends on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if you have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy; and

     - the date you tell the Company that the policy will be refused.

     If the insured dies during the period of temporary coverage, the death benefit will be:

          (1) the insurance coverage applied for (including any optional riders) up to $500,000, less

          (2) the deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

          (1) the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

          (2) the date on which the coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused.

     Premiums will be returned to you with interest within 5 days after the date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you earns interest until the Policy Release Date. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 5% per year. Upon the Policy Release Date (or when your premium payment is received if you did not pay premium when you applied for the policy) your premiums will be allocated to the Money Market Subaccount. When the Free Look Period ends, amounts held in the Money Market Subaccount will be allocated to the subaccounts of MONY Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," below.)

  Policy Date

     The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

     1) the policy's Specified Amount,

     2) any riders added to the policy, and

     3) the insured's

          a) Age,

          b) smoking status,

          c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of Insurance," page 38), and

          d) underwriting class.

     The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

     The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" on page 2 are met. See also "Grace Period and Lapse," page 32.

  Scheduled Premium Payments (Planned Premium Payments)

     When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments. For policies offered to residents of, or issued for delivery in the Commonwealth of Massachusetts, you will determine a Planned Premium Payment. The Planned Premium Payment provides for the payment of level premiums at fixed intervals over a specified period of time. For those policyowners, the term "Scheduled Premium Payment" used in this Prospectus refers to "Planned Premium Payment."

     You may elect to make monthly premium payments by the MONYMatic Plan. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by the MonyMatic Plan. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 32.)

  Modified Endowment Contracts

     The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 45.

  Unscheduled Premium Payments

     Generally, you may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death Benefits Under the Policy," page 21 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 43. However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If you skip or stop paying premiums, the policy will continue in effect until the Cash Value less Outstanding Debt can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse" page
  .

     Your policy is guaranteed to remain in effect as long as: if:

          (a) the Cash Value less any Outstanding Debt is greater than zero; or

          (b) during the first two policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first two policy years the Minimum Monthly Premium requirements are satisfied during the two policy years following the effective date of the increase.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to any number of the nine available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges," page 56. Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

     As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

          (1) The policy's death benefit, plus

          (2) Any insurance proceeds provided by rider, less

          (3) Any Outstanding Debt reduced by any unearned loan interest (and, if in the Grace Period, less any overdue charges).

     You may select one of two death benefit Options: Option I or Option II. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option I has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

     Option I -- The death benefit equals the greater of:

          (a) The Specified Amount, plus the increase in Fund Value since last monthly anniversary day or

          (b) Fund Value on date of death plus FV since last monthly anniversary day multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax
     Considerations -- Definition of Life Insurance," page 43. The death benefit percentage is 150% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option I.

     Option II -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Fund Value as of date of death or

          (b) The Fund Value on date of death plus Fund Value on the last monthly anniversary day multiplied by a death benefit percentage.

          The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option I and is stated in Appendix A. The death benefit in Option II will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option II.

  Examples of Options I and II

     The following examples demonstrate the determination of death benefits under Options I and II. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that the insured is age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                             POLICY 1    POLICY 2    POLICY 3
                                                             --------    --------    --------
Specified Amount...........................................  $100,000    $100,000    $100,000
Fund Value on Date of Death................................  $ 35,000    $ 60,000    $ 85,000
Death Benefit Percentage...................................       150%        150%        150%
Death Benefit under Option 1...............................  $100,000    $150,000    $212,500
Death Benefit under Option 2...............................  $135,000    $160,000    $212,500

Option I, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 250% = $87,500).

Option I, Policies 2 & 3: The death benefit is equal to the Fund Value plus the Fund Value multiplied by the death benefit percentage since ($60,000 x 250% = $150,000 for Policy 2; $85,000 x 150% = $212,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option II, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($35,000 x 150% = $87,500).

Option II, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value plus the Fund Value multiplied by the death benefit percentage ($60,000 x 150% = $150,000).

Option II, Policy 3: The death benefit is the Fund Value plus the Fund Value multiplied by the death benefit percentage ($85,000 x 150% = $212,500) since it is greater than the Specified Amount plus the Fund Value ($100,000 + $85,000 = $185,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

     You may request that the death benefit option under your policy be changed from Option I to Option II, or Option II to Option I. You may make a change by sending a written request to the Company's administrative office. A change from Option II to Option I is made without providing evidence of insurability. A change from Option I to Option II will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

     If you change from Option I to Option II your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. The total death benefit will not change immediately. The change to Option II will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option II to Option I, the Specified Amount of the policy will remain the same. The death benefit will be reduced to the Specified Amount. However, the death benefit will equal the Fund Value on the date of death plus the Fund Value on the Monthly Anniversary day prior to the date of death times the Death Benefit Percentage if that amount is greater than the Specified Amount. The change to Option I will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of Insurance," page
38. If the policy's death benefit is not based on the death benefit percentage under Option I or II, changing from

Option II to Option I will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN SPECIFIED AMOUNT

     You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the second policy anniversary. Increases in Specified Amount are not permitted on or after the insured's age 81. For policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted after the insured's age 66. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the policy is in effect and the policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

     To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

     An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company. An increase will not be given for increments of Specified Amount less than $10,000.

     When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed
separately. See "Charges and Deductions," page   . In addition, the fund charge
associated with your policy will increase. The fund charge for the increase is computed in a similar way as for the original Specified Amount. The target premiums will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) the new coverage segments. Allocation to new coverage segments will be in the same proportion that the guideline annual premiums for each segment bear to the sum of guideline annual premiums for all segments. Guideline annual premiums are defined by federal securities law. Fund Value will also be allocated to each coverage segment.

     You will have the right to cancel an increase in the Specified Amount within the later of (1) 45 days after Part I of the application for the increase is signed, (2) ten days (or longer in certain states) after receipt of the policy endorsement applicable to the increase, or (3) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The policy fund charge will also be adjusted to the amount which would have existed had the increase never taken place.

  Decreases

     Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

          (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

          (2) To the next most recent increases successively, and last

          (3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

     If the reduction decreases the Specified Amount during the fund charge period, the fund charge on the remaining Specified Amount will be reduced. However, an amount equal to the reduction in the fund charge will be deducted from the Fund Value. See "Fund Charge", page 39. Target premiums, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

          (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Surrender Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 43.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions," page 37. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 45. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Spouse's Term Rider

     This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 70. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.

  Children's Term Insurance Rider

     This rider provides term insurance coverage on the lives of the children of the insured under age 18. The coverage continues to the policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the rider coverage, it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

  Accidental Death Benefit Rider

     This rider pays the benefit amount selected if the insured dies as a result of an accident. The accident must occur after the insured's age 5 and prior to insured's age 70. A benefit equal to twice the rider amount is payable if:

          (1) accidental death occurs as the result of riding as a passenger, and

          (2) the accidental death occurred while riding in a public conveyance, and

          (3) the public conveyance was being operated commercially to transport passengers for hire.

     The maximum amount of coverage is the initial specified amount but not more than the greater of:

          (1) $100,000 total coverage of all such insurance in the Company or its affiliates, or

          (2) 200,000 of all such coverages regardless of insurance companies issuing such coverages.

  Purchase Option Rider

     This Rider provides the option to purchase up to $50,000 of additional coverage without providing additional evidence that the insured remains insurable. Coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     - Marriage of the insured.

     - Birth of a child of the insured.

     - Legal adoption of a child by insured.

     A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

  Waiver of Monthly Deduction Rider

     This rider provides for the waiver of certain charges while the insured has a covered disability and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value.

BENEFITS AT MATURITY

     The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Surrender Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 53. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

     On each Valuation Date, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value," page 26. No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

     The Cash Value of the policy equals the Fund Value less any Outstanding Debt reduced by any unearned loan interest. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge. Once the surrender charge expires, the Cash Value equals the Fund Value.

DETERMINATION OF FUND VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - Preferred Partial Surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

     The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fees.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 28.) On any day, the amount in a subaccount of MONY Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make Preferred Partial Surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable Account -- Mortality and Expense Risk Charge," page 37. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

     The unit value of each subaccount on its first Valuation Date was set at $10.00.

                             DETERMINING FUND VALUE

[DETERMINING FUND VALUE FLOW CHART]

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts after the Free Look Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges," page 56. Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 32. No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers in excess of four during a policy year and to discontinue telephone transfers.

     After the Free Look Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 50.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date or an increase in the Specified Amount, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 50. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The minimum amount you may borrow is $250. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.


     Loan interest is payable in advance on each policy anniversary at an annual rate of 5.4%. Interest on the full amount of any Outstanding Debt for the following Policy Year is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.


     You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on the basis you specify, or, if you do not specify, on a proportional basis.

     The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

     The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 5%. After the tenth Policy anniversary, it is expected the annual interest rate that applies to the Loan Account will be .5% higher than otherwise applicable. This increase is not guaranteed.

     Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy in effect. See "Grace Period and Lapse," page 32.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 43.

FULL SURRENDER

     You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any fund charge, and (2) any Outstanding Debt reduced by any unearned loan interest.

     You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan Settlement Provisions," page 53. For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration," page
  .

PARTIAL SURRENDER

     With a partial surrender, you obtain a part of the Surrender Value of your policy without having to surrender the policy in full. You may request a partial surrender after the second policy anniversary. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year. However, the Company reserves the right to limit the number of partial surrenders to 12 per year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Surrender Value must be at least $500 after the partial surrender.

     You may make a partial surrender by submitting a proper written request to the Company's home office. As of the effective date of any partial surrender, your Fund Value, Cash Value, and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of any partial surrender (plus the applicable fee) is allocated proportionately to the policy owner's Fund Value in the subaccounts and Guaranteed Interest Account unless he/she requests otherwise. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

     When a partial surrender is made on a policy on which the owner has selected death benefit Option I, the Specified Amount under the policy is decreased by the lesser of (1) the amount of the partial surrender or (2) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the partial surrender. A partial surrender will not change the Specified Amount of a policy on which the owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the partial surrender will reduce the death benefit by the amount of the partial surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the insured, a partial surrender may cause the death benefit to decrease by an amount greater than the amount of the partial surrender. See "Death Benefits under the Policy," page 21.

     A fee for each Partial Surrender will be assessed. See "Charges and Deductions -- Transaction and Other Charges", page 35. In addition, a portion of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge," page 39.

     For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations," page 43.

PREFERRED PARTIAL SURRENDER

     A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the policy owner to receive amounts up to 10% of the Cash Value of the policy each year. The Cash Value of the policy is determined on the date the first request for a Partial Surrender is received in a Policy Year. The partial surrender fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero, and

          (2) you make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Two Policy Years

     During the first two policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     - Your policy's Cash Value is greater than zero, or

     - The sum of the premiums paid minus all partial surrenders (and related fees), minus any Outstanding Debt, is greater than or equal to

        - The Minimum Monthly Premium times the number of months your policy has been in effect

     The policy may be at risk of lapse if:

        - an insufficiency occurs at any time after the second policy anniversary, or

        - the Minimum Monthly Premium test has not been met during the first two policy years.

See the explanation below.

     We will not accept any payment if it would cause the total premium payments to exceed the maximum permissible premium for the policy's Specified Amount under the Internal Revenue Code. This may occur when the policy owner has Outstanding Debt. In such case, the policy owner could repay a sufficient portion of the Outstanding Debt to avoid termination. To avoid recurrence of potential lapse the policy owner may wish to:

        - repay an additional portion of Outstanding Debt, and

        - if premium payments have not exceeded the maximum permissible premiums for the policy's Specified Amount, the policy owner may also wish to make larger or more frequent premium payments.

     If the Cash Value of the policy less Outstanding Debt is insufficient to cover the entire monthly deduction on a monthly anniversary, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment required to keep the policy in effect. You will then have a grace period of 61 days to make the required payment. The grace period starts from the date the notice is sent. During the first two policy years, the payment required is:

        - the amount of Minimum Monthly Premium not paid plus not less than two succeeding Minimum Monthly Premiums, or

        - the number of Minimum Monthly Premiums remaining until the next scheduled premium due date.

After the second policy anniversary, the payment required is:

        - the amount of the monthly deduction not paid, plus

        - not less than two succeeding monthly deductions, or the number of monthly deductions remaining until the next scheduled premium due date, grossed up by the amount of the deductions from premiums (see "Charges and Deductions -- Deductions from Premiums", page 37).

The policy will remain in effect through the grace Period. Failure to make the required payment within the grace period will result in termination of coverage under the policy. If the required payment is made during the grace period, any premium paid will be allocated among the subaccounts of MONY Variable Account L and the Guaranteed Interest Amount in accordance with your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged to the subaccounts and the Guaranteed Interest Account on a proportionate basis. If the insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the start of the grace period, reduced by any unpaid monthly deductions and any Outstanding Debt reduced by any unearned loan interest.

  Reinstatement

     We will reinstate a lapsed policy at any time:

          (1) Before the maturity date, and

          (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

          (1) A written application from you,

          (2) Evidence of insurability satisfactory to us,

          (3) Payment of all monthly deductions that were due and unpaid during the grace period,

          (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date,

          (5) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

     When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

          (1) The Fund charge will be equal to the Fund charge that would have existed had your policy been in effect since the original policy date.

          (2) The Fund Value will be reduced by the decrease, if any, in the Fund charge during the period that the policy was not in effect.

          (3) Any Outstanding Debt on the date of lapse will also be reinstated.

          (4) No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                             CHARGES AND DEDUCTIONS

     The following chart is intended to provide an overview of the current charges and deductions under the policy. Please see the discussion of each item in this prospectus and in the policy for further details.
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on number of      Premiums paid during first ten policy
     years the policy has been in effect. It is     years -- 4%
                     a % of Premium paid.           Premiums paid during policy years
                                                    11-20 -- 2%
                                                    Premiums paid after policy year 20 -- 0%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0.8%
                                                    Federal -- 1.25%

--------------------------------------------------------------------------------

                  DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L

----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge -- Maximum    .75% of subaccount value (0.002055% daily)
     Annual Rate                                   Reduces after 10th policy year

--------------------------------------------------------------------------------

                           DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

                                                                                      EACH OF
                                                                                       1ST 12        EACH
                                                                                       POLICY       MONTH
                                                                 SPECIFIED AMOUNT      MONTHS     THEREAFTER
                                                                 ----------------     -------     ----------

     Administrative Charge -- monthly charge based on          Less than               $31.50*      $6.50
     Specified Amount of policy.                               $250,000............    $28.50*      $3.50
                                                               $250,000-$499,999...    $25.00*       None
                                                               $500,000 or more....
                                                               ---------------
                                                               * Reduced by $5.00 for issue ages 0 through
                                                                 17.
------------------------------------------------------------------------------------------------------------


     Optional Insurance Benefits Charge                    As applicable.
     Monthly Deduction for any other Optional Insurance
     Benefits added by rider.
----------------------------------------------------------------------------------------------------

     Transaction and Other Charges                         The lesser of 2% of the amount
     -Partial Surrender Fee                                surrendered or $25.
     -Transfer of Fund Value                               Currently $0. Maximum $25 on each
     (at Company's Option)                                 Transfer in a policy year exceeding four.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                            ADMINISTRATIVE
                 Administrative Fund Charge                            ISSUE AGE*           FUND CHARGE
                                                              ----------------------------      -----
     Over 14 years based on a schedule. Factors per           0-25........................      $2.50
     $1,000 of Specified Amount vary based on issue age.      26..........................       3.00
                                                              27..........................       3.50
                                                              28..........................       4.00
                                                              29..........................       4.50
                                                              30 or higher................       5.00

--------------------------------------------------------------------------------


     Sales Fund Charge                                        ISSUE AGE                        PERCENTAGE
                                                              -------------------------------      --
     Percentage of premiums paid in the first 5 years,        0-17...........................      50%
     up to a maximum amount of premiums called the            18-65..........................      75
     target premium.                                          66.............................      70
                                                              67.............................      65
                                                              68.............................      60
                                                              69.............................      55
                                                              70 or higher...................      50
                                                              ---------------
                                                                The Sales Fund Charge can increase as
                                                              premiums are paid during the five year
                                                              period. Starting on the fifth anniversary,
                                                              the charge decreases from its maximum by
                                                              10% per year until it reaches zero at the
                                                              end of the 14th year.

--------------------------------------------------------------------------------

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS --
     Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --              This charge is equal to a percent of premiums paid
                             as follows:

                             Policy years 1-10: 4%

                             Policy years 11-20: 2%

                             Policy years after 20: 0%

     You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --                State and local premium tax -- currently 0.8%
                             Federal tax for deferred acquisition costs of the Company -- currently 1.25%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. For policyholders resident in New York, the Company currently deducts an amount equal to 0.8%, of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%. The 0.8% deduction is the actual premium tax imposed by the State of New York. We do not expect to profit from this charge.

     The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DAILY DEDUCTION FROM MONY VARIABLE ACCOUNT L --

     A charge is deducted daily from each subaccount of MONY Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk
  Charge --                  Maximum of .002055% of the amount in the
                             subaccount, which is equivalent to an annual rate of .75% of subaccount value.

                             The Mortality and Expense Risk Charge will effectively be reduced after the tenth policy anniversary. Each month after said date, an expected amount equal to .04167% of the subaccount value will be credited to the Fund Value allocated to the subaccounts. This is equivalent to 0.5% on an annualized basis. This amount is not guaranteed. The allocation among subaccounts will be done proportionately on each monthly anniversary following the tenth policy anniversary.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

DEDUCTIONS FROM FUND VALUE --

     A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund
                             Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex laws include the State of Montana and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount.

Administrative Charge

     An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by issue age of the insured, policy duration and with the size of a policy's Specified Amount.

                                                                FIRST 12        EACH POLICY
                                                              POLICY MONTHS   MONTH THEREAFTER
                                                              -------------   ----------------
Specified Amount:
  Less than $250,000........................................     $ 31.50*           $6.50
  $250,000 to $499,000......................................       28.50*           3.50
  $500,000 or more..........................................       25.00*           None

------------------------
* Reduced by $5.00 for issue ages 0 through 17.

     For purposes of this charge, if an increase or decrease in Specified Amount causes your policy to change bands, the monthly administrative charges on the monthly anniversary day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

FUND CHARGE

     There will be a difference between the Fund Value of the policy and its Cash Value for at least the first fourteen policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered, if the policy lapses, or if the Specified Amount of the policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

  Administrative Fund Charge

     The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                                                              ADMINISTRATIVE
                         ISSUE AGE                             FUND CHARGE
                         ---------                            --------------
0-25........................................................      $2.50
26..........................................................       3.00
27..........................................................       3.50
28..........................................................       4.00
29..........................................................       4.50
30 or higher................................................       5.00

The amount of the charge remains level for five policy years. After the fifth policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

     For example, if a policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third policy year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that policy is increased in the fourth policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

     The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining insurability and your underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

  Sales Fund Charge

     To determine the Sales Fund Charge, a "target premium" is used. The target premium is not based on the minimum annual premiums or the scheduled premium payments. The maximum Sales Fund Charge for the initial Specified Amount of the policy will be equal to the following percentage of premiums paid up to one target premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for your policy is a percentage of the premiums paid on your policy during the first five policy years, up to the maximum. This percentage varies by the Age of the Insured on the policy date as follows:

                                                              PERCENTAGE OF
AGE                                                           PREMIUMS PAID
---                                                           -------------
0-17........................................................       50%
18-65.......................................................       75
66..........................................................       70
67..........................................................       65
68..........................................................       60
69..........................................................       55
70 or higher................................................       50

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

     During the first two Policy years, the Sales Fund Charge will be further limited.

     As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the, Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund charge during the first five Policy Years would be 75% of this amount, or $435.00.

     The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

  Effect of Changes in Specified Amount on the Fund Charge

     The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be calculated in the same manner as the fund charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales fund charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new fund charge for the policy will equal the remaining portion of the fund charge for the original Specified Amount, plus the fund charge related to the increase.

     A portion of the fund charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from (1) a requested decrease, (2) a change of death benefit option from Option II to Option I, or (3) a partial surrender. The fund charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the subaccounts and the Guaranteed Interest Account on the same basis that the partial surrender is allocated. For purposes of this calculation, if any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the fund charge which was assessed against the Fund Value.

     Effect of Changes in Specified Amount on the Fund Charge --

     The fund charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The fund charge related to the increase will be computed in the same manner as the fund charge for the original Specified Amount. It will reduce over the 15-year period following the increase. The new fund charge for the policy will equal:

     (1) The remaining part of the fund charge for the original Specified Amount, plus

     (2) The fund charge related to the increase.

     A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the policy is reduced. This may result from:

     - a requested decrease,

     - a change of death benefit option from Option I to Option II, or

     - a partial surrender.

     The Fund Charge, as well as any applicable transaction charge assessed for the partial surrender, will be deducted from the subaccounts and the Guaranteed Interest Account. The deduction will be made on the same basis that the partial surrender is allocated. If any subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the subaccounts from which the partial surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- The lesser of 2% of the partial surrender amount or $25.

     - Transfer of Fund Value -- Currently $0.

     The partial surrender fee is guaranteed not to exceed the amounts above. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers which exceed 4 in any policy year.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 47.

     We will bear the direct operating expenses of MONY Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 4-5. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

GUARANTEE OF CERTAIN CHARGES


     We guarantee that the following charges will not increase:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Sales charge.

          (4) Guaranteed cost of insurance rates.

          (5) Fund charge.

          (6) Partial surrender fee.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

        (1) Future expectations with respect to investment earnings,

        (2) Mortality,

        (3) Length of time policies will remain in effect,

        (4) Expenses, and

        (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

     Your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium = $1,000
          Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
          Through first two years -- $2,000
          Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies


     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.


     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

     Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Federal Income Tax Considerations -- Conventional Life Insurance Policies," page 44.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Fund Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

     However, the policy Fund Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the subaccounts available under the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Superintendent of Insurance of the State of New York.

     The Company also reserves the right to establish additional subaccounts of MONY Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     We may advertise the performance of the MONY Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of MONY Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of MONY Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY Variable Account L may be compared in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0133689% daily, compounded daily, for a minimum effective annual rate of 5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5%.) After the tenth policy anniversary, an increase in the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and Loan Account is expected. The rate is expected to be .5% higher. Neither increase is guaranteed.

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 30.

DEATH BENEFIT

     The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last monthly anniversary or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last monthly anniversary multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 21.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider, and administrative Fund Charge and sales Fund Charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account. These limits are waived if the policyowner elects the Right to Exchange the Policy. See "Right to Exchange the Policy", page 30.

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to:

          - one in any policy year,

          - the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of transfer, and

          - the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the valuation date when it is received. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders, partial surrenders, and preferred partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full Surrender," page 31 and "Partial Surrender", page 31. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 43.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions From Fund Value -- Cost of Insurance," page 38.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.10 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

Current Officers and Directors of the Company are:

NAME                                                  POSITION AND OFFICES WITH DEPOSITOR
----                                                  -----------------------------------
Claude M. Ballard.........................  Director since 1990. Limited Partner and Consultant at
                                            The Goldman Sachs Group, L.P. since 1988.
Tom H. Barrett............................  Director since 1990. Partner in American Industrial
                                            Partners, a private investment partnership since 1992.
David L. Call.............................  Director since 1993. Ronald P. Lynch Dean Emeritus,
                                            Cornell University, College of Agriculture and Life
                                            Sciences since 1995 and Dean of said College prior to
                                            that time.
G. Robert Durham..........................  Director since 1990. Retired from Walter Industries,
                                            Inc., a home building and financing, natural resources
                                            and industrial manufacturing company in 1996 after
                                            serving as Chairman of the Board and Chief Executive
                                            Officer since 1991.

NAME                                                  POSITION AND OFFICES WITH DEPOSITOR
----                                                  -----------------------------------
James B. Farley...........................  Director since 1988. Retired from MONY Life Insurance
                                            Company in 1994 after serving as Chairman of the Board
                                            from 1993 and Chairman of the Board and Chief Executive
                                            Officer since 1991.
Robert Holland, Jr. ......................  Director since 1990. President and Chief Executive
                                            Officer of WorkPlace Integrators, an office furniture
                                            manufacturing company, since 1996. Chief Executive
                                            Officer of Ben & Jerry's Homemade, Inc., an ice cream
                                            company from 1995. Chairman of the Board of Gilreath
                                            Manufacturing Company, a plastic injection molding
                                            manufacturing company from 1990 to 1991.
Robert R. Kiley...........................  Director since 1995. President and Chief Executive
                                            Officer of the New York City Partnership and Chamber of
                                            Commerce, Inc. since 1995. Principal of Kohlberg & Co.
                                            since 1994.
James L. Johnson..........................  Director since 1986. Chairman Emeritus of GTE
                                            Corporation, a telecommunications company, having served
                                            as Chairman and Chief Executive Officer from 1988 to
                                            1992.
John R. Meyer.............................  Director since 1972. Professor Emeritus, Harvard
                                            University since 1997. Professor at Harvard University
                                            from 1973 to 1997.
Jane C. Pfeiffer..........................  Director since 1988. Ms. Pfeiffer is an independent management consultant.
Thomas C. Theobald........................  Director since 1990. Managing director, William Blair
                                            Capital Partners, L.L.C., an investment firm since 1994.
                                            Chairman of the Board of Continental Bank from 1987 to
                                            1994.

All of the officers have held their respective positions listed below for five or more years.

Current Officer-Directors of the Company are:

NAME                                                        POSITION AND OFFICES WITH DEPOSITOR
----                                                        -----------------------------------
Michael I. Roth.......................................    Director, Chairman and Chief Executive
                                                          Officer
Samuel J. Foti........................................    Director, President and Chief Operating
                                                          Officer
Kenneth M. Levine.....................................    Director, Executive Vice President and
                                                          Chief Investment Officer

Other Officers of the Company are:


NAME                                                               OFFICE WITH DEPOSITOR
----                                                               ---------------------
Lee M. Smith..........................................    Corporate Secretary and Vice President,
                                                          Government Relations
Richard E. Connors....................................    Senior Vice President
Richard Daddario......................................    Executive Vice President and Chief
                                                          Financial Officer
Phillip A. Eisenberg..................................    Senior Vice President and Chief Actuary
Stephen J. Hall.......................................    Senior Vice President
Richard E. Mulroy.....................................    General Counsel
David V. Weigel.......................................    Treasurer


     No officer or director listed above receives any compensation from MONY Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY Variable Account L is a party, or which would materially affect MONY Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under New York law, and

     (4) The validity of the forms of the policies under New York law.

     Edward P. Bank then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS


     The audited financial statements for the MONY Variable Account L for the years ended December 31, 1997, 1998 and 1999 and for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.


FINANCIAL STATEMENTS


     The audited financial statements for MONY Variable Account L for the years ended December 31, 1997, 1998 and 1999 are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-34.



     The financial statements of MONY Variable Account L and of the Company for the years ended December 31, 1997, 1998 and 1999 have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Report of Independent Accountants.........................  F-2
  Statements of assets and liabilities as of December 31,
     1999...................................................  F-3
  Statements of operations for the year ended December 31,
     1999...................................................  F-5
  Statements of changes in net assets for the years ended
     December 31, 1999 and 1998.............................  F-7
  Notes to financial statements.............................  F-10
  Report of Independent Accountants.........................  F-12
  Statements of assets and liabilities as of December 31,
     1998...................................................  F-13
  Statements of operations for the year ended December 31,
     1998...................................................  F-15
  Statements of changes in net assets for the years ended
     December 31, 1998 and 1997.............................  F-17
  Notes to financial statements.............................  F-20
  Report of Independent Accountants.........................  F-23
  Statements of assets and liabilities as of December 31,
     1997...................................................  F-24
  Statements of operations for the year ended December 31,
     1997...................................................  F-26
  Statements of changes in net assets for the years ended
     December 31, 1997 and 1996.............................  F-28
  Notes to financial statements.............................  F-31
With respect to MONY Life Insurance Company:
  Report of Independent Accountants.........................  F-
  Consolidated balance sheets as of December 31, 1999 and
     1998...................................................  F-
  Consolidated statements of income and comprehensive income for the years ended December 31, 1999, 1998 and 1997...  F-
  Consolidated statements of changes in shareholder's equity for the years ended December 31, 1999, 1998 and 1997...  F-
  Consolidated statements of cash flows for the years ended
     December 31, 1999, 1998 and 1997.......................  F-
  Notes to consolidated financial statements................  F-

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's subaccounts of MONY Variable Account L at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                             STRATEGIST
                                           ------------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
                 ASSETS
Shares held in respective Funds..........      2,495       2,112           665          1,126        5,136       23,310
                                            ========     =======       =======       ========     ========      =======
Investments at cost......................   $ 86,190     $51,921       $ 7,043       $ 13,329     $ 84,754      $23,310
                                            ========     =======       =======       ========     ========      =======
Investments in respective Funds at net
  asset value............................   $121,372     $49,471       $ 7,192       $ 13,871     $117,767      $23,310
Amount due from MONY.....................          0           0             0              0            0            0
Amount due from respective Funds.........          0           0             0              0            0            0
                                            --------     -------       -------       --------     --------      -------
          Total assets...................    121,372      49,471         7,192         13,871      117,767       23,310
                                            ========     =======       =======       ========     ========      =======
               LIABILITIES
Amount due to MONY.......................         31          13             2              4           30            6
Amount due to respective Funds...........          0           0             0              0            0            0
                                            --------     -------       -------       --------     --------      -------
          Total liabilities..............         31          13             2              4           30            6
                                            --------     -------       -------       --------     --------      -------
Net assets...............................   $121,341     $49,458       $ 7,190       $ 13,867     $117,737      $23,304
                                            ========     =======       =======       ========     ========      =======
Net assets consist of:
  Contractholders' net payments..........   $  9,160     $10,407       $(3,920)      $(20,358)    $ 21,233      $(4,298)
  Undistributed net investment income....     34,655      28,052         9,778         28,225       53,927       27,602
  Accumulated net realized gain on
     investments.........................     42,344      13,449         1,183          5,458        9,564            0
  Net unrealized appreciation
     (depreciation) of investments.......     35,182      (2,450)          149            542       33,013            0
                                            --------     -------       -------       --------     --------      -------
Net assets...............................   $121,341     $49,458       $ 7,190       $ 13,867     $117,737      $23,304
                                            ========     =======       =======       ========     ========      =======
Number of units outstanding*.............      1,629         919           316            529        2,169        1,237
                                            ========     =======       =======       ========     ========      =======
Net asset value per unit outstanding*....   $  74.47     $ 53.82       $ 22.73       $  26.20     $  54.29      $ 18.84
                                            ========     =======       =======       ========     ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
              ASSETS
Shares held in respective Funds....     11,453        3,742         13,394      500,218
                                      ========      =======       ========     ========
Investments at cost................   $125,976      $40,957       $177,243     $500,218
                                      ========      =======       ========     ========
Investments in respective Funds at
  net asset value..................   $124,950      $40,487       $165,014     $500,218
Amount due from MONY...............          0            0              0            0
Amount due from respective Funds...          0            0              6          246
                                      --------      -------       --------     --------
        Total assets...............    124,950       40,487        165,020      500,464
                                      --------      -------       --------     --------
            LIABILITIES
Amount due to MONY.................         38           13             60          426
Amount due to respective Funds.....          0            0              0            0
                                      --------      -------       --------     --------
        Total liabilities..........         38           13             60          426
                                      --------      -------       --------     --------
Net assets.........................   $124,912      $40,474       $164,960     $500,038
                                      ========      =======       ========     ========
Net assets consist of:
  Contractholders' net payments....   $123,285      $39,435       $168,067     $467,689
  Undistributed net investment
    income.........................      2,252        1,190         10,406       32,349
  Accumulated net realized gain
    (loss) on investments..........        401          319         (1,284)           0
  Net unrealized appreciation
    (depreciation) of
    investments....................     (1,026)        (470)       (12,229)           0
                                      --------      -------       --------     --------
Net assets.........................   $124,912      $40,474       $164,960     $500,038
                                      ========      =======       ========     ========
Number of units outstanding*.......     11,129        3,569         14,728       43,698
                                      ========      =======       ========     ========
Net asset value per unit
  outstanding*.....................   $  11.22      $ 11.34       $  11.20     $  11.44
                                      ========      =======       ========     ========

                                                              MONYEQUITY MASTER
                                     --------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------
                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                     SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds....     161,054        88,825        236,226       135,897        89,640
                                     ==========    ==========     ==========    ==========      ========
Investments at cost................  $5,851,374    $2,573,106     $9,341,454    $1,007,461      $475,976
                                     ==========    ==========     ==========    ==========      ========
Investments in respective Funds at
  net asset value..................  $6,219,910    $2,793,540     $8,575,016    $1,262,484      $453,580
Amount due from MONY...............         342            86            609             0             0
Amount due from respective Funds...         608           505          1,085           188           122
                                     ----------    ----------     ----------    ----------      --------
        Total assets...............   6,220,860     2,794,131      8,576,710     1,262,672       453,702
                                     ----------    ----------     ----------    ----------      --------
            LIABILITIES
Amount due to MONY.................       2,568         1,388          3,854           563           267
Amount due to respective Funds.....         342            86            609             0             0
                                     ----------    ----------     ----------    ----------      --------
        Total liabilities..........       2,910         1,474          4,463           563           267
                                     ----------    ----------     ----------    ----------      --------
Net assets.........................  $6,217,950    $2,792,657     $8,572,247    $1,262,109      $453,435
                                     ==========    ==========     ==========    ==========      ========
Net assets consist of:
  Contractholders' net payments....  $5,267,374    $2,331,038     $7,638,503    $  897,701      $432,408
  Undistributed net investment
    income.........................     541,077       223,856      1,715,730        46,440        51,633
  Accumulated net realized gain
    (loss) on investments..........      40,963        17,329        (15,548)       62,945        (8,210)
  Net unrealized appreciation
    (depreciation) of
    investments....................     368,536       220,434       (766,438)      255,023       (22,396)
                                     ----------    ----------     ----------    ----------      --------
Net assets.........................  $6,217,950    $2,792,657     $8,572,247    $1,262,109      $453,435
                                     ==========    ==========     ==========    ==========      ========
Number of units outstanding*.......     393,602       139,911        561,265        74,758        37,549
                                     ==========    ==========     ==========    ==========      ========
Net asset value per unit
  outstanding*.....................  $    15.80    $    19.96     $    15.27    $    16.88      $  12.08
                                     ==========    ==========     ==========    ==========      ========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                             STRATEGIST
                                           ------------------------------------------------------------------------------
                                                                       MONY SERIES FUND INC.
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
Dividend income..........................   $ 7,903      $ 8,501        $ 345        $   877       $12,929       $1,175
Mortality and expense risk charges.......      (631)        (300)         (44)           (89)         (641)        (145)
                                            -------      -------        -----        -------       -------       ------
Net investment income....................     7,272        8,201          301            788        12,288        1,030
                                            -------      -------        -----        -------       -------       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments.......    13,987        2,686           50             64         3,544            0
  Net change in unrealized appreciation
     (depreciation) of investments.......    13,421       (7,388)        (379)        (2,130)       11,962            0
                                            -------      -------        -----        -------       -------       ------
Net realized and unrealized gain (loss)
  on investments.........................    27,408       (4,702)        (329)        (2,066)       15,506            0
                                            -------      -------        -----        -------       -------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $34,680      $ 3,499        $ (28)       $(1,278)      $27,794       $1,030
                                            =======      =======        =====        =======       =======       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
Dividend income....................    $2,524       $ 1,343       $  8,412     $27,149
Mortality and expense risk
  charges..........................      (672)         (237)        (1,148)     (4,177)
                                       ------       -------       --------     -------
Net investment income..............     1,852         1,106          7,264      22,972
                                       ------       -------       --------     -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................      (668)          244         (5,908)          0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    (1,145)       (1,483)       (14,627)          0
                                       ------       -------       --------     -------
Net realized and unrealized gain
  (loss) on investments............    (1,813)       (1,239)       (20,535)          0
                                       ------       -------       --------     -------
Net increase (decrease) in net
  assets resulting from
  operations.......................    $   39       $  (133)      $(13,271)    $22,972
                                       ======       =======       ========     =======

                                                              MONYEQUITY MASTER
                                     --------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------
                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                     SUBACCOUNT    SUBACCOUNT*    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   ----------   -------------   ----------
Dividend income....................   $432,179      $161,987      $1,324,747     $ 32,376       $ 33,817
Mortality and expense risk
  charges..........................    (29,215)      (12,994)       (48,016)       (5,028)        (2,570)
                                      --------      --------      ----------     --------       --------
Net investment income..............    402,964       148,993      1,276,731        27,348         31,247
                                      --------      --------      ----------     --------       --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................    (23,765)       (3,009)      (157,793)       57,376         (9,879)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    366,191       243,709       (544,652)      246,585        (10,694)
                                      --------      --------      ----------     --------       --------
Net realized and unrealized gain
  (loss) on investments............    342,426       240,700       (702,445)      303,961        (20,573)
                                      --------      --------      ----------     --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $745,390      $389,693      $ 574,286      $331,309       $ 10,674
                                      ========      ========      ==========     ========       ========

---------------
* Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                 STRATEGIST
                                         ------------------------------------------------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                         ------------------------------------------------------------------------------------------
                                            EQUITY GROWTH          EQUITY INCOME       INTERMEDIATE TERM BOND      LONG TERM BOND
                                             SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                         -------------------    -------------------    ----------------------    ------------------
                                           1999       1998        1999       1998       1999           1998       1999       1998
                                         --------    -------    --------    -------    -------        -------    -------    -------
From operations:
 Net investment income.................  $  7,272    $13,287    $  8,201    $ 7,084    $  301         $  325     $   788    $   752
 Net realized gain on investments......    13,987      3,530       2,686      1,152        50             43          64        157
 Net change in unrealized appreciation
   (depreciation) of investments.......    13,421      2,645      (7,388)    (3,246)     (379)           109      (2,130)       481
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) in net assets
 resulting from operations.............    34,680     19,462       3,499      4,990       (28)           477      (1,278)     1,390
                                         --------    -------    --------    -------    ------         ------     -------    -------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     7,933      8,754       7,489      7,517       407            407         650        646
 Net asset value of units redeemed or
   used to meet contract obligations...   (20,639)    (7,677)    (10,388)    (6,714)     (630)          (504)     (1,309)    (1,117)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) from unit
 transactions..........................   (12,706)     1,077      (2,899)       803      (223)           (97)       (659)      (471)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) in net
 assets................................    21,974     20,539         600      5,793      (251)           380      (1,937)       919
Net assets beginning of year...........    99,367     78,828      48,858     43,065     7,441          7,061      15,804     14,885
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net assets end of year*................  $121,341    $99,367    $ 49,458    $48,858    $7,190         $7,441     $13,867    $15,804
                                         ========    =======    ========    =======    ======         ======     =======    =======
Unit transactions:
 Units outstanding beginning of year...     1,830      1,811         975        962       327            331         554        571
 Units issued during the year..........       140        187         142        162        17             19          24         24
 Units redeemed during the year........      (341)      (168)       (198)      (149)      (28)           (23)        (49)       (41)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Units outstanding end of year..........     1,629      1,830         919        975       316            327         529        554
                                         ========    =======    ========    =======    ======         ======     =======    =======
---------------
* Includes undistributed net investment
 income of:                              $ 34,655    $27,383    $ 28,052    $19,851    $9,778         $9,477     $28,225    $27,437
                                         ========    =======    ========    =======    ======         ======     =======    =======

                                                        STRATEGIST
                                         -----------------------------------------
                                                  MONY SERIES FUND, INC.
                                         -----------------------------------------
                                             DIVERSIFIED           MONEY MARKET
                                             SUBACCOUNT             SUBACCOUNT
                                         -------------------    ------------------
                                           1999       1998       1999       1998
                                         --------    -------    -------    -------
From operations:
 Net investment income.................  $ 12,288    $18,741    $ 1,030    $ 1,294
 Net realized gain on investments......     3,544      1,312          0          0
 Net change in unrealized appreciation
   (depreciation) of investments.......    11,962     (1,726)         0          0
                                         --------    -------    -------    -------
Net increase (decrease) in net assets
 resulting from operations.............    27,794     18,327      1,030      1,294
                                         --------    -------    -------    -------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     1,832      2,164        183        242
 Net asset value of units redeemed or
   used to meet contract obligations...    (9,349)    (3,504)    (2,906)    (7,011)
                                         --------    -------    -------    -------
Net increase (decrease) from unit
 transactions..........................    (7,517)    (1,340)    (2,723)    (6,769)
                                         --------    -------    -------    -------
Net increase (decrease) in net
 assets................................    20,277     16,987     (1,693)    (5,475)
Net assets beginning of year...........    97,460     80,473     24,997     30,472
                                         --------    -------    -------    -------
Net assets end of year*................  $117,737    $97,460    $23,304    $24,997
                                         ========    =======    =======    =======
Unit transactions:
 Units outstanding beginning of year...     2,330      2,366      1,385      1,767
 Units issued during the year..........        40         58          9         14
 Units redeemed during the year........      (201)       (94)      (157)      (396)
                                         --------    -------    -------    -------
Units outstanding end of year..........     2,169      2,330      1,237      1,385
                                         ========    =======    =======    =======
---------------
* Includes undistributed net investment
 income of:                              $ 53,927    $41,639    $27,602    $26,572
                                         ========    =======    =======    =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                        MONYEQUITY MASTER
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                             GOVERNMENT                 INTERMEDIATE TERM                 LONG TERM
                                             SECURITIES                       BOND                          BOND
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
From operations:
  Net investment income............    $  1,852       $    432       $ 1,106        $    84        $  7,264       $  2,252
  Net realized gain (loss) on
    investments....................        (668)         1,037           244             48          (5,908)         4,667
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      (1,145)          (183)       (1,483)           936         (14,627)            95
                                       --------       --------       -------        -------        --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................          39          1,286          (133)         1,068         (13,271)         7,014
                                       --------       --------       -------        -------        --------       --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     108,249         65,090        24,028         25,294         141,202        117,542
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (32,265)       (30,558)       (7,376)        (4,660)        (83,258)       (45,844)
                                       --------       --------       -------        -------        --------       --------
Net increase from unit
  transactions.....................      75,984         34,532        16,652         20,634          57,944         71,698
                                       --------       --------       -------        -------        --------       --------
Net increase in net assets.........      76,023         35,818        16,519         21,702          44,673         78,712
Net assets beginning of year.......      48,889         13,071        23,955          2,253         120,287         41,575
                                       --------       --------       -------        -------        --------       --------
Net assets end of year*............    $124,912       $ 48,889       $40,474        $23,955        $164,960       $120,287
                                       ========       ========       =======        =======        ========       ========
Unit transactions:
  Units outstanding beginning of
    year...........................       4,352          1,234         2,101            211           9,848          3,719
  Units issued during the year.....       9,677          7,967         2,195          2,310          12,569         11,923
  Units redeemed during the year...      (2,900)        (4,849)         (727)          (420)         (7,689)        (5,794)
                                       --------       --------       -------        -------        --------       --------
Units outstanding end of year......      11,129          4,352         3,569          2,101          14,728          9,848
                                       ========       ========       =======        =======        ========       ========
---------------
* Includes undistributed net
  investment income of:                $  2,252       $    400       $ 1,190        $    84        $ 10,406       $  3,142
                                       ========       ========       =======        =======        ========       ========

                                          MONYEQUITY MASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                                MONEY
                                               MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                         1999           1998
                                     ------------   ------------
From operations:
  Net investment income............  $    22,972    $     6,364
  Net realized gain (loss) on
    investments....................            0              0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................            0              0
                                     -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................       22,972          6,364
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    5,475,875      2,471,685
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (5,355,867)    (2,290,641)
                                     -----------    -----------
Net increase from unit
  transactions.....................      120,008        181,044
                                     -----------    -----------
Net increase in net assets.........      142,980        187,408
Net assets beginning of year.......      357,058        169,650
                                     -----------    -----------
Net assets end of year*............  $   500,038    $   357,058
                                     ===========    ===========
Unit transactions:
  Units outstanding beginning of
    year...........................       32,517         16,142
  Units issued during the year.....      495,722        237,863
  Units redeemed during the year...     (484,541)      (221,488)
                                     -----------    -----------
Units outstanding end of year......       43,698         32,517
                                     ===========    ===========
---------------
* Includes undistributed net
  investment income of:              $    32,349    $     9,377
                                     ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                               MONYEQUITY MASTER
                                     ----------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------------------------------------
                                                                 SMALL COMPANY
                                             EQUITY                  VALUE                  MANAGED
                                           SUBACCOUNT             SUBACCOUNT**             SUBACCOUNT
                                     ----------------------  ----------------------  ----------------------
                                        1999        1998        1999        1998        1999        1998
                                     ----------  ----------  ----------  ----------  ----------  ----------
From operations:
  Net investment income............    $402,964    $101,544    $148,993     $56,481  $1,276,731    $338,981
  Net realized gain (loss) on
    investments....................    (23,765)      31,965     (3,009)       9,045   (157,793)      87,429
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     366,191       1,665     243,709    (23,869)   (544,652)   (225,085)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase in net assets
  resulting from operations........     745,390     135,174     389,693      41,657     574,286     201,325
                                     ----------  ----------  ----------  ----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   3,422,925   1,691,977   1,721,346     952,775   4,318,874   3,108,506
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (620,050)   (333,417)   (369,876)   (165,227)  (1,215,083)  (766,917)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase from unit
  transactions.....................   2,802,875   1,358,560   1,351,470     787,548   3,103,791   2,341,589
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase in net assets.........   3,548,265   1,493,734   1,741,163     829,205   3,678,077   2,542,914
Net assets beginning of year.......   2,669,685   1,175,951   1,051,494     222,289   4,894,170   2,351,256
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net assets end of year*............  $6,217,950  $2,669,685  $2,792,657  $1,051,494  $8,572,247  $4,894,170
                                     ==========  ==========  ==========  ==========  ==========  ==========
Unit transactions:
  Units outstanding beginning of
    year...........................     193,933      93,188      64,856      14,918     347,392     178,819
  Units issued during the year.....     245,553     127,117      96,688      61,712     301,038     225,219
  Units redeemed during the year...    (45,884)    (26,372)    (21,633)    (11,774)    (87,165)    (56,646)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Units outstanding end of year......     393,602     193,933     139,911      64,856     561,265     347,392
                                     ==========  ==========  ==========  ==========  ==========  ==========
---------------
 * Includes undistributed net
  investment income of:                $541,077    $138,113    $223,856     $74,863  $1,715,730    $438,999
                                     ==========  ==========  ==========  ==========  ==========  ==========
** Formerly Small Cap Subaccount

                                                MONYEQUITY MASTER
                                     ----------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------
                                        INTERNATIONAL          HIGH YIELD
                                            GROWTH                BOND
                                          SUBACCOUNT           SUBACCOUNT
                                     --------------------  ------------------
                                        1999       1998      1999      1998
                                     ----------  --------  --------  --------
From operations:
  Net investment income............     $27,348   $14,611   $31,247   $16,017
  Net realized gain (loss) on
    investments....................      57,376     (901)   (9,879)      (22)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     246,585    18,656  (10,694)  (12,950)
                                     ----------  --------  --------  --------
Net increase in net assets
  resulting from operations........     331,309    32,366    10,674     3,045
                                     ----------  --------  --------  --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   1,004,760   217,747   251,285   192,334
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (444,630)  (50,680)  (67,189)  (34,511)
                                     ----------  --------  --------  --------
Net increase from unit
  transactions.....................     560,130   167,067   184,096   157,823
                                     ----------  --------  --------  --------
Net increase in net assets.........     891,439   199,433   194,770   160,868
Net assets beginning of year.......     370,670   171,237   258,665    97,797
                                     ----------  --------  --------  --------
Net assets end of year*............  $1,262,109  $370,670  $453,435  $258,665
                                     ==========  ========  ========  ========
Unit transactions:
  Units outstanding beginning of
    year...........................      30,978    16,311    22,083     8,584
  Units issued during the year.....      79,351    19,541    21,652    16,309
  Units redeemed during the year...    (35,571)   (4,874)   (6,186)   (2,810)
                                     ----------  --------  --------  --------
Units outstanding end of year......      74,758    30,978    37,549    22,083
                                     ==========  ========  ========  ========
---------------
 * Includes undistributed net
  investment income of:                 $46,440   $19,092   $51,633   $20,386
                                     ==========  ========  ========  ========
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and nine MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1990 and the subaccounts of MONYEquity Master commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $1,821,090.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS TRANSACTIONS

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 are as follows:

                                                              COST OF        PROCEEDS FROM
                 STRATEGIST SUBACCOUNTS                   SHARES ACQUIRED   SHARES REDEEMED
                 ----------------------                   ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.................................    $   22,707        $   36,014
Equity Income Portfolio.................................        12,473            15,657
Intermediate Term Bond Portfolio........................           442               707
Long Term Bond Portfolio................................           717             1,460
Diversified Portfolio...................................         2,005            10,133
Money Market Portfolio..................................           213             3,075

MONYEQUITY MASTER

MONY Series Fund, Inc.
Government Securities Portfolio.........................       117,581            42,230
Intermediate Term Bond Portfolio........................        30,798            14,370
Long Term Bond Portfolio................................       158,894           102,044
Money Market Portfolio..................................     5,965,716         5,849,705
Enterprise Accumulation Trust
Equity Portfolio........................................     3,888,547         1,112,927
Small Company Value Portfolio...........................     1,954,416           615,057
Managed Portfolio.......................................     4,879,657         1,821,113
International Growth Portfolio..........................     1,219,834           664,357
High Yield Bond Portfolio...............................       272,695            91,024

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist/MONYEquity Master:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account L (comprising, respectively, Strategist's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, and Money Market Subaccounts; and MONYEquity Master's Government Securities, Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth, and High Yield Bond Subaccounts) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                                             STRATEGIST
                                           ------------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4).............   $ 77,606     $ 43,919      $  6,913      $ 13,132     $ 76,409      $ 24,997
                                            ========     ========      ========      ========     ========      ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 99,367     $ 48,858      $  7,441      $ 15,804     $ 97,460      $ 24,997
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 99,367     $ 48,858      $  7,441      $ 15,804     $ 97,460      $ 24,997
                                            ========     ========      ========      ========     ========      ========
Net assets consist of:
  Contractholders' net payments..........   $ 78,894     $ 50,196      $  9,574      $ 16,678     $ 69,157      $ 47,218
  Cost of insurance withdrawals (Note
     3)..................................    (57,028)     (36,891)      (13,271)      (36,377)     (40,407)      (48,793)
  Undistributed net investment income....     27,383       19,851         9,477        27,437       41,639        26,572
  Accumulated net realized gain on
     investments.........................     28,357       10,763         1,133         5,394        6,020             0
  Unrealized appreciation of
     investments.........................     21,761        4,939           528         2,672       21,051             0
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 99,367     $ 48,858      $  7,441      $ 15,804     $ 97,460      $ 24,997
                                            ========     ========      ========      ========     ========      ========
Number of units outstanding*.............      1,830          975           327           554        2,330         1,385
                                            --------     --------      --------      --------     --------      --------
Net asset value per unit outstanding*....   $  54.29     $  50.11      $  22.81      $  28.53     $  41.83      $  18.05
                                            ========     ========      ========      ========     ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
ASSETS
Investments at cost (Note 4).......   $48,770       $22,942       $117,890     $357,058
                                      =======       =======       ========     ========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................   $     0       $     0       $      0     $      0
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................    48,889        23,955        120,287      357,058
Amount due from MONY...............         0             0             12       34,123
Amount due from MONY Series Fund,
  Inc..............................        14             0             29           29
Amount due from Enterprise
  Accumulation Trust...............         0             0              0            0
                                      -------       -------       --------     --------
        Total assets...............    48,903        23,955        120,328      391,210
                                      -------       -------       --------     --------
LIABILITIES
Amount due to MONY.................        14             0             29           29
Amount due to MONY Series Fund,
  Inc..............................         0             0             12       34,123
Amount due to Enterprise
  Accumulation Trust...............         0             0              0            0
                                      -------       -------       --------     --------
        Total liabilities..........        14             0             41       34,152
                                      -------       -------       --------     --------
Net assets.........................   $48,889       $23,955       $120,287     $357,058
                                      =======       =======       ========     ========
Net assets consist of:
  Contractholders' net payments....   $53,947       $26,546       $127,347     $375,789
  Cost of insurance withdrawals
    (Note 3).......................    (6,646)       (3,763)       (17,224)     (28,108)
  Undistributed net investment
    income.........................       400            84          3,142        9,377
  Accumulated net realized gain on
    investments....................     1,069            75          4,625            0
  Unrealized appreciation
    (depreciation) of
    investments....................       119         1,013          2,397            0
                                      -------       -------       --------     --------
Net assets.........................   $48,889       $23,955       $120,287     $357,058
                                      =======       =======       ========     ========
Number of units outstanding*.......     4,352         2,101          9,848       32,517
                                      -------       -------       --------     --------
Net asset value per unit
  outstanding*.....................   $ 11.23       $ 11.40       $  12.21     $  10.98
                                      =======       =======       ========     ========

                                                             MONYEQUITY MASTER
                                     -----------------------------------------------------------------
                                                       ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------------------------------------
                                                                            INTERNATIONAL   HIGH YIELD
                                       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   ----------   ----------   -------------   ----------
ASSETS
Investments at cost (Note 4).......  $2,667,340   $1,074,770   $5,115,956     $362,232       $270,366
                                     ==========   ==========   ==========     ========       ========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................  $2,669,685   $1,051,494   $4,894,170     $370,670       $258,665
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................          0            0            0             0              0
Amount due from MONY...............      1,826        1,586        4,436            27             66
Amount due from MONY Series Fund,
  Inc..............................          0            0            0             0              0
Amount due from Enterprise
  Accumulation Trust...............        592          448        2,693           367            165
                                     ----------   ----------   ----------     --------       --------
        Total assets...............  2,672,103    1,053,528    4,901,299       371,064        258,896
                                     ----------   ----------   ----------     --------       --------
LIABILITIES
Amount due to MONY.................        592          448        2,693           367            165
Amount due to MONY Series Fund,
  Inc..............................          0            0            0             0              0
Amount due to Enterprise
  Accumulation Trust...............      1,826        1,586        4,436            27             66
                                     ----------   ----------   ----------     --------       --------
        Total liabilities..........      2,418        2,034        7,129           394            231
                                     ----------   ----------   ----------     --------       --------
Net assets.........................  $2,669,685   $1,051,494   $4,894,170     $370,670       $258,665
                                     ==========   ==========   ==========     ========       ========
Net assets consist of:
  Contractholders' net payments....  $2,842,682   $1,145,573   $5,297,804     $390,984       $284,680
  Cost of insurance withdrawals
    (Note 3).......................   (378,183)    (166,004)    (763,092)      (53,413)       (36,369)
  Undistributed net investment
    income.........................    138,113       74,863      438,999        19,092         20,386
  Accumulated net realized gain on
    investments....................     64,728       20,338      142,245         5,569          1,669
  Unrealized appreciation
    (depreciation) of
    investments....................      2,345      (23,276)    (221,786)        8,438        (11,701)
                                     ----------   ----------   ----------     --------       --------
Net assets.........................  $2,669,685   $1,051,494   $4,894,170     $370,670       $258,665
                                     ==========   ==========   ==========     ========       ========
Number of units outstanding*.......    193,933       64,856      347,392        30,978         22,083
                                     ----------   ----------   ----------     --------       --------
Net asset value per unit
  outstanding*.....................  $   13.77    $   16.21    $   14.09      $  11.97       $  11.71
                                     ==========   ==========   ==========     ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                             STRATEGIST
                                           ------------------------------------------------------------------------------
                                                                       MONY SERIES FUND INC.
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
Dividend income..........................   $13,809      $ 7,362        $ 369        $   844       $19,262      $ 1,463
Mortality and expense risk charges (Note
  3).....................................      (522)        (278)         (44)           (92)         (521)        (169)
                                            -------      -------        -----        -------       -------      -------
Net investment income....................    13,287        7,084          325            752        18,741        1,294
                                            -------      -------        -----        -------       -------      -------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales....................     9,573        7,328          548          1,209         4,025        7,187
  Cost of shares sold....................    (6,043)      (6,176)        (505)        (1,052)       (2,713)      (7,187)
                                            -------      -------        -----        -------       -------      -------
Net realized gain on investments.........     3,530        1,152           43            157         1,312            0
Net increase (decrease) in unrealized
  appreciation of investments............     2,645       (3,246)         109            481        (1,726)           0
                                            -------      -------        -----        -------       -------      -------
Net realized and unrealized gain (loss)
  on investments.........................     6,175       (2,094)         152            638          (414)           0
                                            -------      -------        -----        -------       -------      -------
Net increase in net assets resulting from
  operations.............................   $19,462      $ 4,990        $ 477        $ 1,390       $18,327      $ 1,294
                                            =======      =======        =====        =======       =======      =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      MONYEQUITY MASTER
                                     ----------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                     ----------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM       MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   -----------
Dividend income....................   $    587      $   199       $  2,834    $     7,447
Mortality and expense risk charges
  (Note 3).........................       (155)        (115)          (582)        (1,083)
                                      --------      -------       --------    -----------
Net investment income..............        432           84          2,252          6,364
                                      --------      -------       --------    -----------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales..............     56,069        4,970         75,552      2,884,707
  Cost of shares sold..............    (55,032)      (4,922)       (70,885)    (2,884,707)
                                      --------      -------       --------    -----------
Net realized gain (loss) on
  investments......................      1,037           48          4,667              0
Net increase (decrease) in
  unrealized appreciation of
  investments......................       (183)         936             95              0
                                      --------      -------       --------    -----------
Net realized and unrealized gain
  (loss) on investments............        854          984          4,762              0
                                      --------      -------       --------    -----------
Net increase in net assets
  resulting from operations........   $  1,286      $ 1,068       $  7,014    $     6,364
                                      ========      =======       ========    ===========

                                                             MONYEQUITY MASTER
                                     -----------------------------------------------------------------
                                                       ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------------------------------------
                                                                            INTERNATIONAL   HIGH YIELD
                                       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   ----------   ----------   -------------   ----------
Dividend income....................   $115,911    $  61,111    $ 366,308      $ 16,471       $ 17,306
Mortality and expense risk charges
  (Note 3).........................    (14,367)      (4,630)     (27,327)       (1,860)        (1,289)
                                      --------    ---------    ---------      --------       --------
Net investment income..............    101,544       56,481      338,981        14,611         16,017
                                      --------    ---------    ---------      --------       --------
Realized and unrealized gain (loss)
  on investments (Note 2):
  Proceeds from sales..............    435,132      222,873      960,886        78,120         55,473
  Cost of shares sold..............   (403,167)    (213,828)    (873,457)      (79,021)       (55,495)
                                      --------    ---------    ---------      --------       --------
Net realized gain (loss) on
  investments......................     31,965        9,045       87,429          (901)           (22)
Net increase (decrease) in
  unrealized appreciation of
  investments......................      1,665      (23,869)    (225,085)       18,656        (12,950)
                                      --------    ---------    ---------      --------       --------
Net realized and unrealized gain
  (loss) on investments............     33,630      (14,824)    (137,656)       17,755        (12,972)
                                      --------    ---------    ---------      --------       --------
Net increase in net assets
  resulting from operations........   $135,174    $  41,657    $ 201,325      $ 32,366       $  3,045
                                      ========    =========    =========      ========       ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       STRATEGIST
                                     -------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                     -------------------------------------------------------------------------------
                                       EQUITY GROWTH        EQUITY INCOME      INTERMEDIATE TERM    LONG TERM BOND
                                         SUBACCOUNT           SUBACCOUNT        BOND SUBACCOUNT       SUBACCOUNT
                                     ------------------   ------------------   -----------------   -----------------
                                      1998       1997      1998       1997      1998      1997      1998      1997
                                     -------   --------   -------   --------   -------   -------   -------   -------
From operations:
  Net investment income............  $13,287   $  4,971   $ 7,084   $  3,937   $  325    $  343    $   752   $   752
  Net realized gain on
    investments....................    3,530      5,544     1,152      3,331       43        27        157        66
  Net increase (decrease) in
    unrealized appreciation of
    investments....................    2,645      7,657    (3,246)     3,274      109        97        481       884
                                     -------   --------   -------   --------   ------    ------    -------   -------
Net increase in net assets
  resulting from operations........   19,462     18,172     4,990     10,542      477       467      1,390     1,702
                                     -------   --------   -------   --------   ------    ------    -------   -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    8,754     15,902     7,517     10,731      407       407        646       618
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (7,677)   (13,078)   (6,714)   (11,293)    (504)     (463)    (1,117)   (1,039)
                                     -------   --------   -------   --------   ------    ------    -------   -------
Net increase (decrease) from unit
  transactions.....................    1,077      2,824       803       (562)     (97)      (56)      (471)     (421)
                                     -------   --------   -------   --------   ------    ------    -------   -------
Net increase (decrease) in net
  assets...........................   20,539     20,996     5,793      9,980      380       411        919     1,281
Net assets beginning of year.......   78,828     57,832    43,065     33,085    7,061     6,650     14,885    13,604
                                     -------   --------   -------   --------   ------    ------    -------   -------
Net assets end of year*............  $99,367   $ 78,828   $48,858   $ 43,065   $7,441    $7,061    $15,804   $14,885
                                     =======   ========   =======   ========   ======    ======    =======   =======
Units outstanding beginning of
  year.............................    1,811      1,726       962        965      331       333        571       588
Units issued during the year.......      187        428       162        282       19        20         24        26
Units redeemed during the year.....     (168)      (343)     (149)      (285)     (23)      (22)       (41)      (43)
                                     -------   --------   -------   --------   ------    ------    -------   -------
Units outstanding end of year......    1,830      1,811       975        962      327       331        554       571
                                     =======   ========   =======   ========   ======    ======    =======   =======

---------------
* Includes undistributed net
  investment income of:              $27,383   $ 14,096   $19,851   $ 12,767   $9,477    $9,152    $27,437   $26,685

                                                  STRATEGIST
                                     -------------------------------------
                                            MONY SERIES FUND, INC.
                                     -------------------------------------
                                        DIVERSIFIED        MONEY MARKET
                                        SUBACCOUNT          SUBACCOUNT
                                     -----------------   -----------------
                                      1998      1997      1998      1997
                                     -------   -------   -------   -------
From operations:
  Net investment income............  $18,741   $ 5,074   $ 1,294   $ 1,394
  Net realized gain on
    investments....................    1,312     1,485         0         0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................   (1,726)    9,311         0         0
                                     -------   -------   -------   -------
Net increase in net assets
  resulting from operations........   18,327    15,870     1,294     1,394
                                     -------   -------   -------   -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,164     2,162       242       967
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (3,504)   (3,376)   (7,011)   (2,652)
                                     -------   -------   -------   -------
Net increase (decrease) from unit
  transactions.....................   (1,340)   (1,214)   (6,769)   (1,685)
                                     -------   -------   -------   -------
Net increase (decrease) in net
  assets...........................   16,987    14,656    (5,475)     (291)
Net assets beginning of year.......   80,473    65,817    30,472    30,763
                                     -------   -------   -------   -------
Net assets end of year*............  $97,460   $80,473   $24,997   $30,472
                                     =======   =======   =======   =======
Units outstanding beginning of
  year.............................    2,366     2,404     1,767     1,867
Units issued during the year.......       58        69        14        59
Units redeemed during the year.....      (94)     (107)     (396)     (159)
                                     -------   -------   -------   -------
Units outstanding end of year......    2,330     2,366     1,385     1,767
                                     =======   =======   =======   =======
---------------
* Includes undistributed net
  investment income of:              $41,639   $22,898   $26,572   $25,278

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          MONYEQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                                GOVERNMENT                     INTERMEDIATE                    LONG TERM
                                                SECURITIES                       TERM BOND                       BOND
                                                SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                     --------------------------------   ---------------------------   ---------------------------
                                                     FOR THE PERIOD
                                     FOR THE YEAR   MARCH 24, 1997**    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        ENDED            THROUGH           ENDED          ENDED          ENDED          ENDED
                                     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1998             1997              1998           1997           1998           1997
                                     ------------   -----------------   ------------   ------------   ------------   ------------
From operations:
  Net investment income (loss).....    $   432           $   (32)         $    84         $    0        $  2,252       $   892
  Net realized gain (loss) on
    investments....................      1,037                32               48             27           4,667           (42)
  Net increase (decrease) in
    unrealized appreciation of
    investments....................       (183)              302              936             77              95         2,367
                                       -------           -------          -------         ------        --------       -------
Net increase in net assets
  resulting from operations........      1,286               302            1,068            104           7,014         3,217
                                       -------           -------          -------         ------        --------       -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     65,090            13,868           25,294          2,923         117,542        28,471
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (30,558)           (1,099)          (4,660)          (813)        (45,844)       (2,195)
                                       -------           -------          -------         ------        --------       -------
Net increase from unit
  transactions.....................     34,532            12,769           20,634          2,110          71,698        26,276
                                       -------           -------          -------         ------        --------       -------
Net increase in net assets.........     35,818            13,071           21,702          2,214          78,712        29,493
Net assets beginning of period.....     13,071                 0            2,253             39          41,575        12,082
                                       -------           -------          -------         ------        --------       -------
Net assets end of period*..........    $48,889           $13,071          $23,955         $2,253        $120,287       $41,575
                                       =======           =======          =======         ======        ========       =======
Units outstanding beginning of
  period...........................      1,234                 0              211              4           3,719         1,217
Units issued during the period.....      7,967             1,336            2,310            286          11,923         2,712
Units redeemed during the period...     (4,849)             (102)            (420)           (79)         (5,794)         (210)
                                       -------           -------          -------         ------        --------       -------
Units outstanding end of period....      4,352             1,234            2,101            211           9,848         3,719
                                       =======           =======          =======         ======        ========       =======

---------------
 * Includes undistributed net
   investment income (loss) of:        $   400           $   (32)         $    84         $    0        $  3,142       $   890
** Commencement of operations.

                                          MONYEQUITY MASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                                MONEY
                                               MARKET
                                             SUBACCOUNT
                                     ---------------------------

                                     FOR THE YEAR   FOR THE YEAR
                                        ENDED          ENDED
                                     DECEMBER 31,   DECEMBER 31,
                                         1998           1997
                                     ------------   ------------
From operations:
  Net investment income (loss).....  $     6,364    $     2,744
  Net realized gain (loss) on
    investments....................            0              0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................            0              0
                                     -----------    -----------
Net increase in net assets
  resulting from operations........        6,364          2,744
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,471,685      1,828,075
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (2,290,641)    (1,728,100)
                                     -----------    -----------
Net increase from unit
  transactions.....................      181,044         99,975
                                     -----------    -----------
Net increase in net assets.........      187,408        102,719
Net assets beginning of period.....      169,650         66,931
                                     -----------    -----------
Net assets end of period*..........  $   357,058    $   169,650
                                     ===========    ===========
Units outstanding beginning of
  period...........................       16,142          6,655
Units issued during the period.....      237,863        177,168
Units redeemed during the period...     (221,488)      (167,681)
                                     -----------    -----------
Units outstanding end of period....       32,517         16,142
                                     ===========    ===========
---------------
 * Includes undistributed net
   investment income (loss) of:      $     9,377    $     3,013
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                 MONYEQUITY MASTER
                                     -------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                     -------------------------------------------------------------------------

                                             EQUITY                  SMALL CAP                 MANAGED
                                           SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                     -----------------------   ---------------------   -----------------------
                                        1998         1997         1998        1997        1998         1997
                                     ----------   ----------   ----------   --------   ----------   ----------
From operations:
  Net investment income............  $  101,544   $   35,882   $   56,481   $ 18,121   $  338,981   $   98,832
  Net realized gain (loss) on
    investments....................      31,965       32,926        9,045     11,289       87,429       54,871
  Net increase (decrease) in
    unrealized appreciation of
    investments....................       1,665        1,377      (23,869)       583     (225,085)       5,802
                                     ----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets
  resulting from operations........     135,174       70,185       41,657     29,993      201,325      159,505
                                     ----------   ----------   ----------   --------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   1,691,977    1,163,129      952,775    210,986    3,108,506    2,299,829
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (333,417)    (111,523)    (165,227)   (35,444)    (766,917)    (235,234)
                                     ----------   ----------   ----------   --------   ----------   ----------
Net increase from unit
  transactions.....................   1,358,560    1,051,606      787,548    175,542    2,341,589    2,064,595
                                     ----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets.........   1,493,734    1,121,791      829,205    205,535    2,542,914    2,224,100
Net assets beginning of year.......   1,175,951       54,160      222,289     16,754    2,351,256      127,156
                                     ----------   ----------   ----------   --------   ----------   ----------
Net assets end of year*............  $2,669,685   $1,175,951   $1,051,494   $222,289   $4,894,170   $2,351,256
                                     ==========   ==========   ==========   ========   ==========   ==========
Units outstanding beginning of
  year.............................      93,188        5,358       14,918      1,611      178,819       11,951
Units issued during the year.......     127,117       97,340       61,712     15,917      225,219      185,804
Units redeemed during the year.....     (26,372)      (9,510)     (11,774)    (2,610)     (56,646)     (18,936)
                                     ----------   ----------   ----------   --------   ----------   ----------
Units outstanding end of year......     193,933       93,188       64,856     14,918      347,392      178,819
                                     ==========   ==========   ==========   ========   ==========   ==========

---------------
* Includes undistributed net
  investment income of:              $  138,113   $   36,569   $   74,863   $ 18,382   $  438,999   $  100,018

                                                MONYEQUITY MASTER
                                     ----------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------
                                        INTERNATIONAL          HIGH YIELD
                                           GROWTH                 BOND
                                         SUBACCOUNT            SUBACCOUNT
                                     -------------------   ------------------
                                       1998       1997       1998      1997
                                     --------   --------   --------   -------
From operations:
  Net investment income............  $ 14,611   $  4,431   $ 16,017   $ 4,368
  Net realized gain (loss) on
    investments....................      (901)     6,470        (22)    1,691
  Net increase (decrease) in
    unrealized appreciation of
    investments....................    18,656    (10,379)   (12,950)    1,248
                                     --------   --------   --------   -------
Net increase in net assets
  resulting from operations........    32,366        522      3,045     7,307
                                     --------   --------   --------   -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   217,747    175,743    192,334    98,004
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (50,680)   (19,488)   (34,511)   (7,883)
                                     --------   --------   --------   -------
Net increase from unit
  transactions.....................   167,067    156,255    157,823    90,121
                                     --------   --------   --------   -------
Net increase in net assets.........   199,433    156,777    160,868    97,428
Net assets beginning of year.......   171,237     14,460     97,797       369
                                     --------   --------   --------   -------
Net assets end of year*............  $370,670   $171,237   $258,665   $97,797
                                     ========   ========   ========   =======
Units outstanding beginning of
  year.............................    16,311      1,439      8,584        37
Units issued during the year.......    19,541     16,654     16,309     9,272
Units redeemed during the year.....    (4,874)    (1,782)    (2,810)     (725)
                                     --------   --------   --------   -------
Units outstanding end of year......    30,978     16,311     22,083     8,584
                                     ========   ========   ========   =======
---------------
* Includes undistributed net
  investment income of:              $ 19,092   $  4,481   $ 20,386   $ 4,369

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Stategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and nine MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of MONYEquity Master commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1998 aggregated $1,101,410.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Strategist Subaccounts) and .75 percent (for the MONYEquity Master Subaccounts) of the average daily net assets of the subaccounts. As MONY America, a wholly-owned

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED) subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1998 consist of the following:

                                                                 MONY SERIES FUND, INC.
                                       --------------------------------------------------------------------------
                                        EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                       ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares.............................     2,184       1,590          635         1,091        3,904       30,472
  Amount.............................   $59,712     $34,880       $6,642       $12,694      $57,696      $30,472
                                        -------     -------       ------       -------      -------      -------
Shares acquired:
  Shares.............................       293         310           37            47          116          249
  Amount.............................   $10,128     $ 7,853       $  407       $   646      $ 2,164      $   249
Shares received for reinvestment of
  dividends:
  Shares.............................       408         285           34            65        1,090        1,463
  Amount.............................   $13,809     $ 7,362       $  369       $   844      $19,262      $ 1,463
Shares redeemed:
  Shares.............................      (285)       (302)         (49)          (88)        (216)      (7,187)
  Amount.............................   $(6,043)    $(6,176)      $ (505)      $(1,052)     $(2,713)     $(7,187)
                                        -------     -------       ------       -------      -------      -------
Net change:
  Shares.............................       416         293           22            24          990       (5,475)
  Amount.............................   $17,894     $ 9,039       $  271       $   438      $18,713      $(5,475)
                                        -------     -------       ------       -------      -------      -------
Shares end of year:
  Shares.............................     2,600       1,883          657         1,115        4,894       24,997
  Amount.............................   $77,606     $43,919       $6,913       $13,132      $76,409      $24,997
                                        =======     =======       ======       =======      =======      =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                     MONY SERIES FUND, INC.
                       ---------------------------------------------------
                       GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                       SECURITIES    TERM BOND       BOND        MARKET
                       PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                       ----------   ------------   ---------   -----------
Shares beginning of
  year:
  Shares.............      1,201          203         3,048        169,650
  Amount.............   $ 12,769      $ 2,176      $ 39,273    $   169,650
                        --------      -------      --------    -----------
Shares acquired:
  Shares.............      8,162        2,341        10,611      3,064,668
  Amount.............   $ 90,446      $25,489      $146,668    $ 3,064,668
Shares received for
  reinvestment of
  dividends:
  Shares.............         55           19           218          7,447
  Amount.............   $    587      $   199      $  2,834    $     7,447
Shares redeemed:
  Shares.............     (5,040)        (448)       (5,388)    (2,884,707)
  Amount.............   $(55,032)     $(4,922)     $(70,885)   $(2,884,707)
                        --------      -------      --------    -----------
Net change:
  Shares.............      3,177        1,912         5,441        187,408
  Amount.............   $ 36,001      $20,766      $ 78,617    $   187,408
                        --------      -------      --------    -----------
Shares end of year:
  Shares.............      4,378        2,115         8,489        357,058
  Amount.............   $ 48,770      $22,942      $117,890    $   357,058
                        ========      =======      ========    ===========

                                         ENTERPRISE ACCUMULATION TRUST
                       -----------------------------------------------------------------
                                                              INTERNATIONAL   HIGH YIELD
                         EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                       PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                       ----------   ----------   ----------   -------------   ----------
Shares beginning of
  year:
  Shares.............      33,513        8,326       57,657       27,708         17,128
  Amount.............  $1,175,271   $  221,696   $2,347,957     $181,455       $ 96,548
                       ----------   ----------   ----------     --------       --------
Shares acquired:
  Shares.............      47,658       35,804       76,676       36,659         37,841
  Amount.............  $1,779,325   $1,005,791   $3,275,148     $243,327       $212,007
Shares received for
  reinvestment of
  dividends:
  Shares.............       3,160        2,333        9,031        2,538          3,161
  Amount.............  $  115,911   $   61,111   $  366,308     $ 16,471       $ 17,306
Shares redeemed:
  Shares.............     (11,824)      (8,031)     (22,699)     (11,910)        (9,961)
  Amount.............  $ (403,167)  $ (213,828)  $ (873,457)    $(79,021)      $(55,495)
                       ----------   ----------   ----------     --------       --------
Net change:
  Shares.............      38,994       30,106       63,008       27,287         31,041
  Amount.............  $1,492,069   $  853,074   $2,767,999     $180,777       $173,818
                       ----------   ----------   ----------     --------       --------
Shares end of year:
  Shares.............      72,507       38,432      120,665       54,995         48,169
  Amount.............  $2,667,340   $1,074,770   $5,115,956     $362,232       $270,366
                       ==========   ==========   ==========     ========       ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account L:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account L (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth, High Yield Bond and Government Securities Subaccounts) as of December 31, 1997; for the Variable Life's Subaccounts, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended; and for the Variable Universal Life's Subaccounts, the related statements of operations of the Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth, High Yield Bond Subaccounts for the year then ended and for the Government Securities Subaccount for the period March 24, 1997 (commencement of operations) to December 31, 1997, and the statements of changes in net assets for the Intermediate Term Bond, Long Term Bond, and High Yield Subaccounts for which the period is from December 6, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Money Market Subaccount for which the period is from October 17, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Equity Subaccount for which the period is from November 17, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Small Cap Subaccount for which the period is from November 1, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Managed Subaccount for which the period is from October 28, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the International Growth Subaccount for which the period is from November 21, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, and the Government Securities Subaccount for which the period is from March 24, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account L as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                      MONY
                               VARIABLE ACCOUNT L
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                                           VARIABLE LIFE
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 4).............   $ 59,712     $ 34,880      $  6,642      $ 12,694     $ 57,696      $ 30,472
                                            ========     ========      ========      ========     ========      ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473      $ 30,472
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473      $ 30,472
                                            ========     ========      ========      ========     ========      ========
Net assets consist of:
  Contractholders' net payments..........   $ 73,062     $ 45,390      $  9,167      $ 16,264     $ 66,996      $ 51,361
  Cost of insurance withdrawals (Note
     3)..................................    (52,273)     (32,888)      (12,767)      (35,492)     (36,906)      (46,167)
  Undistributed net investment income....     14,096       12,767         9,152        26,685       22,898        25,278
  Accumulated net realized gain on
     investments.........................     24,827        9,611         1,090         5,237        4,708             0
  Unrealized appreciation of
     investments.........................     19,116        8,185           419         2,191       22,777             0
                                            --------     --------      --------      --------     --------      --------
Net assets...............................   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473      $ 30,472
                                            ========     ========      ========      ========     ========      ========
Number of units outstanding*.............      1,811          962           331           571        2,366         1,767
                                            --------     --------      --------      --------     --------      --------
Net asset value per unit outstanding*....   $  43.52     $  44.75      $  21.36      $  26.07     $  34.02      $  17.25
                                            ========     ========      ========      ========     ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT L
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1997

                                                                      VARIABLE UNIVERSAL LIFE
                                     ------------------------------------------------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET       EQUITY     SMALL CAP     MANAGED
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4).......   $12,769        $2,176       $39,273      $169,650    $1,175,271    $221,696    $2,347,957
                                      =======        ======       =======      ========    ==========    ========    ==========
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................   $     0        $    0       $     0      $      0    $1,175,951    $222,289    $2,351,256
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................    13,071         2,253        41,575       169,650            0            0            0
Amount due from MONY...............         0             0             0        11,137          338           79          510
Amount due from MONY Series Fund,
  Inc..............................         0             0             0             8            0            0            0
Amount due from Enterprise
  Accumulation Trust...............         0             0             0             0          292          114        3,704
                                      -------        ------       -------      --------    ----------    --------    ----------
        Total assets...............    13,071         2,253        41,575       180,795    1,176,581      222,482    2,355,470
                                      -------        ------       -------      --------    ----------    --------    ----------
LIABILITIES
Amount due to MONY.................         0             0             0             8          292          114        3,704
Amount due to MONY Series Fund,
  Inc..............................         0             0             0        11,137            0            0            0
Amount due to Enterprise
  Accumulation Trust...............         0             0             0             0          338           79          510
                                      -------        ------       -------      --------    ----------    --------    ----------
        Total liabilities..........         0             0             0        11,145          630          193        4,214
                                      -------        ------       -------      --------    ----------    --------    ----------
Net assets.........................   $13,071        $2,253       $41,575      $169,650    $1,175,951    $222,289    $2,351,256
                                      =======        ======       =======      ========    ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments....   $13,868        $2,780       $40,624      $177,277    $1,201,571    $219,317    $2,403,572
  Cost of insurance withdrawals
    (Note 3).......................    (1,099)         (631)       (2,199)      (10,640)     (95,632)     (27,296)    (210,449)
  Undistributed/accumulated net
    investment income (loss).......       (32)            0           890         3,013       36,569       18,382      100,018
  Accumulated net realized gain
    (loss) on investments..........        32            27           (42)            0       32,763       11,293       54,816
  Unrealized appreciation
    (depreciation) of
    investments....................       302            77         2,302             0          680          593        3,299
                                      -------        ------       -------      --------    ----------    --------    ----------
Net assets.........................   $13,071        $2,253       $41,575      $169,650    $1,175,951    $222,289    $2,351,256
                                      =======        ======       =======      ========    ==========    ========    ==========
Number of units outstanding*.......     1,234           211         3,719        16,142       93,188       14,918      178,819
                                      -------        ------       -------      --------    ----------    --------    ----------
Net asset value per unit
  outstanding*.....................   $ 10.59        $10.69       $ 11.18      $  10.51    $   12.62     $  14.90    $   13.15
                                      =======        ======       =======      ========    ==========    ========    ==========

                                      VARIABLE UNIVERSAL LIFE
                                     --------------------------
                                     INTERNATIONAL   HIGH YIELD
                                        GROWTH          BOND
                                      SUBACCOUNT     SUBACCOUNT
                                     -------------   ----------
ASSETS
Investments at cost (Note 4).......    $181,455       $96,548
                                       ========       =======
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)...................    $171,237       $97,797
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)...............................           0             0
Amount due from MONY...............         121            72
Amount due from MONY Series Fund,
  Inc..............................           0             0
Amount due from Enterprise
  Accumulation Trust...............         252           128
                                       --------       -------
        Total assets...............     171,610        97,997
                                       --------       -------
LIABILITIES
Amount due to MONY.................         252           128
Amount due to MONY Series Fund,
  Inc..............................           0             0
Amount due to Enterprise
  Accumulation Trust...............         121            72
                                       --------       -------
        Total liabilities..........         373           200
                                       --------       -------
Net assets.........................    $171,237       $97,797
                                       ========       =======
Net assets consist of:
  Contractholders' net payments....    $183,398       $97,316
  Cost of insurance withdrawals
    (Note 3).......................     (12,894)       (6,828)
  Undistributed/accumulated net
    investment income (loss).......       4,481         4,369
  Accumulated net realized gain
    (loss) on investments..........       6,470         1,691
  Unrealized appreciation
    (depreciation) of
    investments....................     (10,218)        1,249
                                       --------       -------
Net assets.........................    $171,237       $97,797
                                       ========       =======
Number of units outstanding*.......      16,311         8,584
                                       --------       -------
Net asset value per unit
  outstanding*.....................    $  10.50       $ 11.39
                                       ========       =======

---------------

* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                           VARIABLE LIFE
                                           ------------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   ----------   -----------   ----------
Dividend income..........................   $ 5,414      $ 4,188        $ 384        $   836       $ 5,526      $ 1,578
Mortality and expense risk charges (Note
  3).....................................      (443)        (251)         (41)           (84)         (452)        (184)
                                            -------      -------        -----        -------       -------      -------
Net investment income....................     4,971        3,937          343            752         5,074        1,394
                                            -------      -------        -----        -------       -------      -------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales....................    14,275       12,118          504          1,123         3,828        2,858
  Cost of shares sold....................    (8,731)      (8,787)        (477)        (1,057)       (2,343)      (2,858)
                                            -------      -------        -----        -------       -------      -------
Net realized gain on investments.........     5,544        3,331           27             66         1,485            0
Net increase in unrealized appreciation
  of investments.........................     7,657        3,274           97            884         9,311            0
                                            -------      -------        -----        -------       -------      -------
Net realized and unrealized gain on
  investments............................    13,201        6,605          124            950        10,796            0
                                            -------      -------        -----        -------       -------      -------
Net increase in net assets resulting from
  operations.............................   $18,172      $10,542        $ 467        $ 1,702       $15,870      $ 1,394
                                            =======      =======        =====        =======       =======      =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                    VARIABLE UNIVERSAL LIFE
                                         -----------------------------------------------------------------------------
                                            GOVERNMENT       INTERMEDIATE    LONG TERM        MONEY
                                            SECURITIES        TERM BOND         BOND          MARKET         EQUITY
                                            SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         -----------------   ------------   ------------   ------------   ------------
                                          FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                         MARCH 24, 1997**       ENDED          ENDED          ENDED          ENDED
                                              THROUGH        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         DECEMBER 31, 1997       1997           1997           1997           1997
                                         -----------------   ------------   ------------   ------------   ------------
Dividend income........................       $     0          $     9        $ 1,064      $     3,211     $  38,940
Mortality and expense risk charges
  (Note 3).............................           (32)              (9)          (172)            (467)       (3,058)
                                              -------          -------        -------      -----------     ---------
Net investment income (loss)...........           (32)               0            892            2,744        35,882
                                              -------          -------        -------      -----------     ---------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................         1,236            1,178          3,178        1,869,084       231,222
  Cost of shares sold..................        (1,204)          (1,151)        (3,220)      (1,869,084)     (198,296)
                                              -------          -------        -------      -----------     ---------
Net realized gain (loss) on
  investments..........................            32               27            (42)               0        32,926
Net increase (decrease) in unrealized
  appreciation of investments..........           302               77          2,367                0         1,377
                                              -------          -------        -------      -----------     ---------
Net realized and unrealized gain (loss)
  on investments.......................           334              104          2,325                0        34,303
                                              -------          -------        -------      -----------     ---------
Net increase in net assets resulting
  from operations......................       $   302          $   104        $ 3,217      $     2,744     $  70,185
                                              =======          =======        =======      ===========     =========

                                                          VARIABLE UNIVERSAL LIFE
                                         ----------------------------------------------------------
                                                                       INTERNATIONAL    HIGH YIELD
                                          SMALL CAP       MANAGED         GROWTH           BOND
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                         ------------   ------------   -------------   ------------
                                         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
                                            ENDED          ENDED           ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                             1997           1997           1997            1997
                                         ------------   ------------   -------------   ------------
Dividend income........................    $ 18,805      $ 106,305       $  5,055        $  4,750
Mortality and expense risk charges
  (Note 3).............................        (684)        (7,473)          (624)           (382)
                                           --------      ---------       --------        --------
Net investment income (loss)...........      18,121         98,832          4,431           4,368
                                           --------      ---------       --------        --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................      53,290        428,261         55,974          43,396
  Cost of shares sold..................     (42,001)      (373,390)       (49,504)        (41,705)
                                           --------      ---------       --------        --------
Net realized gain (loss) on
  investments..........................      11,289         54,871          6,470           1,691
Net increase (decrease) in unrealized
  appreciation of investments..........         583          5,802        (10,379)          1,248
                                           --------      ---------       --------        --------
Net realized and unrealized gain (loss)
  on investments.......................      11,872         60,673         (3,909)          2,939
                                           --------      ---------       --------        --------
Net increase in net assets resulting
  from operations......................    $ 29,993      $ 159,505       $    522        $  7,307
                                           ========      =========       ========        ========

---------------

** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      VARIABLE LIFE
                                     --------------------------------------------------------------------------------
                                        EQUITY GROWTH        EQUITY INCOME      INTERMEDIATE TERM       LONG TERM
                                         SUBACCOUNT            SUBACCOUNT        BOND SUBACCOUNT     BOND SUBACCOUNT
                                     -------------------   ------------------   -----------------   -----------------
                                       1997       1996       1997      1996      1997      1996      1997      1996
                                     --------   --------   --------   -------   -------   -------   -------   -------
From operations:
  Net investment income (loss).....  $  4,971   $   (381)  $  3,937   $  (128)  $  343    $  (39)   $   752   $   (80)
  Net realized gain on
    investments....................     5,544      6,197      3,331     1,851       27        19         66        33
  Net increase (decrease) in
    unrealized appreciation of
    investments....................     7,657      6,121      3,274     3,722       97       218        884       (93)
                                     --------   --------   --------   -------   ------    ------    -------   -------
Net increase (decrease) in net
  assets resulting from
  operations.......................    18,172     11,937     10,542     5,445      467       198      1,702      (140)
                                     --------   --------   --------   -------   ------    ------    -------   -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    15,902      7,362     10,731     6,575      407       372        618       608
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (13,078)   (20,999)   (11,293)   (8,207)    (463)     (432)    (1,039)     (985)
                                     --------   --------   --------   -------   ------    ------    -------   -------
Net increase (decrease) from unit
  transactions.....................     2,824    (13,637)      (562)   (1,632)     (56)      (60)      (421)     (377)
                                     --------   --------   --------   -------   ------    ------    -------   -------
Net increase (decrease) in net
  assets...........................    20,996     (1,700)     9,980     3,813      411       138      1,281      (517)
Net assets beginning of year.......    57,832     59,532     33,085    29,272    6,650     6,512     13,604    14,121
                                     --------   --------   --------   -------   ------    ------    -------   -------
Net assets end of year*............  $ 78,828   $ 57,832   $ 43,065   $33,085   $7,061    $6,650    $14,885   $13,604
                                     ========   ========   ========   =======   ======    ======    =======   =======
Units outstanding beginning of
  year.............................     1,726      2,137        965     1,016      333       336        588       605
Units issued during the year.......       428        241        282       213       20        19         26        28
Units redeemed during the year.....      (343)      (652)      (285)     (264)     (22)      (22)       (43)      (45)
                                     --------   --------   --------   -------   ------    ------    -------   -------
Units outstanding end of year......     1,811      1,726        962       965      331       333        571       588
                                     ========   ========   ========   =======   ======    ======    =======   =======

---------------
* Includes undistributed net
  investment income of:              $ 14,096   $  9,125   $ 12,767   $ 8,830   $9,152    $8,809    $26,685   $25,933

                                                 VARIABLE LIFE
                                     -------------------------------------
                                        DIVERSIFIED        MONEY MARKET
                                        SUBACCOUNT          SUBACCOUNT
                                     -----------------   -----------------
                                      1997      1996      1997      1996
                                     -------   -------   -------   -------
From operations:
  Net investment income (loss).....  $ 5,074   $  (373)  $ 1,394   $ 1,372
  Net realized gain on
    investments....................    1,485     1,052         0         0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................    9,311     7,350         0         0
                                     -------   -------   -------   -------
Net increase (decrease) in net
  assets resulting from
  operations.......................   15,870     8,029     1,394     1,372
                                     -------   -------   -------   -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,162     2,620       967       184
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (3,376)   (3,238)   (2,652)   (2,285)
                                     -------   -------   -------   -------
Net increase (decrease) from unit
  transactions.....................   (1,214)     (618)   (1,685)   (2,101)
                                     -------   -------   -------   -------
Net increase (decrease) in net
  assets...........................   14,656     7,411      (291)     (729)
Net assets beginning of year.......   65,817    58,406    30,763    31,492
                                     -------   -------   -------   -------
Net assets end of year*............  $80,473   $65,817   $30,472   $30,763
                                     =======   =======   =======   =======
Units outstanding beginning of
  year.............................    2,404     2,427     1,867     1,997
Units issued during the year.......       69       103        59        12
Units redeemed during the year.....     (107)     (126)     (159)     (142)
                                     -------   -------   -------   -------
Units outstanding end of year......    2,366     2,404     1,767     1,867
                                     =======   =======   =======   =======
---------------
* Includes undistributed net
  investment income of:              $22,898   $17,824   $25,278   $23,884

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------------
                                      GOVERNMENT           INTERMEDIATE TERM                   LONG TERM                MONEY
                                      SECURITIES                 BOND                            BOND                   MARKET
                                      SUBACCOUNT              SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                    --------------   -----------------------------   -----------------------------   ------------
                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                      MARCH 24,      FOR THE YEAR    DECEMBER 6,     FOR THE YEAR    DECEMBER 6,     FOR THE YEAR
                                    1997** THROUGH      ENDED       1996** THROUGH      ENDED       1996** THROUGH      ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         1997            1997            1996            1997            1996            1997
                                    --------------   ------------   --------------   ------------   --------------   ------------
From operations:
  Net investment income (loss)....     $   (32)         $    0           $ 0           $   892         $    (2)      $     2,744
  Net realized gain (loss) on
    investments...................          32              27             0               (42)              0                 0
  Net increase (decrease) in
    unrealized appreciation of
    investments...................         302              77             0             2,367             (65)                0
                                       -------          ------           ---           -------         -------       -----------
Net increase (decrease) in net
  assets resulting from
  operations......................         302             104             0             3,217             (67)            2,744
                                       -------          ------           ---           -------         -------       -----------
From unit transactions:
  Net proceeds from the issuance
    of units......................      13,868           2,923            43            28,471          12,153         1,828,075
  Net asset value of units
    redeemed or used to meet
    contract obligations..........      (1,099)           (813)           (4)           (2,195)             (4)       (1,728,100)
                                       -------          ------           ---           -------         -------       -----------
Net increase from unit
  transactions....................      12,769           2,110            39            26,276          12,149            99,975
                                       -------          ------           ---           -------         -------       -----------
Net increase in net assets........      13,071           2,214            39            29,493          12,082           102,719
Net assets beginning of period....           0              39             0            12,082               0            66,931
                                       -------          ------           ---           -------         -------       -----------
Net assets end of period*.........     $13,071          $2,253           $39           $41,575         $12,082       $   169,650
                                       =======          ======           ===           =======         =======       ===========
Units outstanding beginning of
  period..........................           0               4             0             1,217               0             6,655
Units issued during the period....       1,336             286             4             2,712           1,217           177,168
Units redeemed during the
  period..........................        (102)            (79)            0              (210)              0          (167,681)
                                       -------          ------           ---           -------         -------       -----------
Units outstanding end of period...       1,234             211             4             3,719           1,217            16,142
                                       =======          ======           ===           =======         =======       ===========

---------------
 * Includes
undistributed/accumulated net
investment income (loss) of:           $   (32)         $    0           $ 0           $   890         $    (2)      $     3,013
** Commencement of operations.

                                               VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------------
                                        MONEY
                                        MARKET                  EQUITY
                                      SUBACCOUNT              SUBACCOUNT
                                    --------------   -----------------------------
                                    FOR THE PERIOD                  FOR THE PERIOD
                                     OCTOBER 17,     FOR THE YEAR    NOVEMBER 17,
                                    1996** THROUGH      ENDED       1996** THROUGH
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         1996            1997            1996
                                    --------------   ------------   --------------
From operations:
  Net investment income (loss)....     $    269       $   35,882       $   687
  Net realized gain (loss) on
    investments...................            0           32,926          (163)
  Net increase (decrease) in
    unrealized appreciation of
    investments...................            0            1,377          (697)
                                       --------       ----------       -------
Net increase (decrease) in net
  assets resulting from
  operations......................          269           70,185          (173)
                                       --------       ----------       -------
From unit transactions:
  Net proceeds from the issuance
    of units......................      221,062        1,163,129        54,842
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (154,400)        (111,523)         (509)
                                       --------       ----------       -------
Net increase from unit
  transactions....................       66,662        1,051,606        54,333
                                       --------       ----------       -------
Net increase in net assets........       66,931        1,121,791        54,160
Net assets beginning of period....            0           54,160             0
                                       --------       ----------       -------
Net assets end of period*.........     $ 66,931       $1,175,951       $54,160
                                       ========       ==========       =======
Units outstanding beginning of
  period..........................            0            5,358             0
Units issued during the period....       22,031           97,340         5,409
Units redeemed during the
  period..........................      (15,376)          (9,510)          (51)
                                       --------       ----------       -------
Units outstanding end of period...        6,655           93,188         5,358
                                       ========       ==========       =======
---------------
 * Includes
undistributed/accumulated net
investment income (loss) of:           $    269       $   36,569       $   687
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         VARIABLE UNIVERSAL LIFE (CONTINUED)
                                     ----------------------------------------------------------------------------
                                                                                                     INTERNATIONAL
                                               SMALL CAP                        MANAGED                 GROWTH
                                              SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                     -----------------------------   -----------------------------   ------------
                                                    FOR THE PERIOD                  FOR THE PERIOD
                                     FOR THE YEAR    NOVEMBER 1,     FOR THE YEAR    OCTOBER 28,     FOR THE YEAR
                                        ENDED       1996** THROUGH      ENDED       1996** THROUGH      ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         1997            1996            1997            1996            1997
                                     ------------   --------------   ------------   --------------   ------------
From operations:
  Net investment income............    $ 18,121        $   261        $   98,832       $  1,186        $  4,431
  Net realized gains (losses) on
    investments....................      11,289              4            54,871            (55)          6,470
  Net increase (decrease) in
    unrealized appreciation of
    investments....................         583             10             5,802         (2,503)        (10,379)
                                       --------        -------        ----------       --------        --------
Net increase (decrease) in net
  assets resulting from
  operations.......................      29,993            275           159,505         (1,372)            522
                                       --------        -------        ----------       --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     210,986         16,647         2,299,829        129,958         175,743
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (35,444)          (168)         (235,234)        (1,430)        (19,488)
                                       --------        -------        ----------       --------        --------
Net increase from unit
  transactions.....................     175,542         16,479         2,064,595        128,528         156,255
                                       --------        -------        ----------       --------        --------
Net increase in net assets.........     205,535         16,754         2,224,100        127,156         156,777
Net assets beginning of period.....      16,754              0           127,156              0          14,460
                                       --------        -------        ----------       --------        --------
Net assets end of period*..........    $222,289        $16,754        $2,351,256       $127,156        $171,237
                                       ========        =======        ==========       ========        ========
Units outstanding beginning of
  period...........................       1,611              0            11,951              0           1,439
Units issued during the period.....      15,917          1,628           185,804         12,086          16,654
Units redeemed during the period...      (2,610)           (17)          (18,936)          (135)         (1,782)
                                       --------        -------        ----------       --------        --------
Units outstanding end of period....      14,918          1,611           178,819         11,951          16,311
                                       ========        =======        ==========       ========        ========

---------------
 * Includes
  undistributed/accumulated net
  investment income (loss) of:         $ 18,382        $   261        $  100,018       $  1,186        $  4,481
** Commencement of operations.

                                          VARIABLE UNIVERSAL LIFE (CONTINUED)
                                     ----------------------------------------------
                                   INTERNATIONAL
                                         GROWTH                   BOND
                                       SUBACCOUNT              SUBACCOUNT
                                     --------------   -----------------------------
                                     FOR THE PERIOD                  FOR THE PERIOD
                                      NOVEMBER 21,    FOR THE YEAR    DECEMBER 6,
                                     1996** THROUGH      ENDED       1996** THROUGH
                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          1996            1997            1996
                                     --------------   ------------   --------------
From operations:
  Net investment income............     $    50         $ 4,368           $  1
  Net realized gains (losses) on
    investments....................           0           1,691              0
  Net increase (decrease) in
    unrealized appreciation of
    investments....................         161           1,248              1
                                        -------         -------           ----
Net increase (decrease) in net
  assets resulting from
  operations.......................         211           7,307              2
                                        -------         -------           ----
From unit transactions:
  Net proceeds from the issuance of
    units..........................      14,259          98,004            392
  Net asset value of units redeemed
    or used to meet contract
    obligations....................         (10)         (7,883)           (25)
                                        -------         -------           ----
Net increase from unit
  transactions.....................      14,249          90,121            367
                                        -------         -------           ----
Net increase in net assets.........      14,460          97,428            369
Net assets beginning of period.....           0             369              0
                                        -------         -------           ----
Net assets end of period*..........     $14,460         $97,797           $369
                                        =======         =======           ====
Units outstanding beginning of
  period...........................           0              37              0
Units issued during the period.....       1,440           9,272             39
Units redeemed during the period...          (1)           (725)            (2)
                                        -------         -------           ----
Units outstanding end of period....       1,439           8,584             37
                                        =======         =======           ====
---------------
 * Includes
  undistributed/accumulated net
  investment income (loss) of:          $    50         $ 4,369           $  1
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies and Variable Universal Life Insurance policies. These policies are issued by MONY.

     There are currently fifteen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 68 to 102 and 105 to 142, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios of the Funds is stated at value which is the net asset value of the Funds. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $382,844.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
Life Subaccounts) of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1997 consist of the following:

                                                                 MONY SERIES FUND, INC.
                                       --------------------------------------------------------------------------
                                        EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                       ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares.............................     1,904       1,412          607         1,059        3,658       30,763
  Amount.............................   $46,373     $28,174       $6,328       $12,297      $52,351      $30,763
                                        -------     -------       ------       -------      -------      -------
Shares acquired:
  Shares.............................       508         455           38            49          112          989
  Amount.............................   $16,656     $11,305       $  407       $   618      $ 2,162      $   989
Shares received for reinvestment of
  dividends:
  Shares.............................       192         195           37            71          331        1,578
  Amount.............................   $ 5,414     $ 4,188       $  384       $   836      $ 5,526      $ 1,578
Shares redeemed:
  Shares.............................      (420)       (472)         (47)          (88)        (197)      (2,858)
  Amount.............................   $(8,731)    $(8,787)      $ (477)      $(1,057)     $(2,343)     $(2,858)
                                        -------     -------       ------       -------      -------      -------
Net change:
  Shares.............................       280         178           28            32          246         (291)
  Amount.............................   $13,339     $ 6,706       $  314       $   397      $ 5,345      $  (291)
                                        -------     -------       ------       -------      -------      -------
Shares end of year:
  Shares.............................     2,184       1,590          635         1,091        3,904       30,472
  Amount.............................   $59,712     $34,880       $6,642       $12,694      $57,696      $30,472
                                        =======     =======       ======       =======      =======      =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                     MONY SERIES FUND, INC.
                       ---------------------------------------------------
                       GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                       SECURITIES    TERM BOND       BOND        MARKET
                       PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                       ----------   ------------   ---------   -----------
Shares beginning of
  year:
  Shares.............         0             4           941         66,931
  Amount.............   $     0       $    39       $12,147    $    66,931
                        -------       -------       -------    -----------
Shares acquired:
  Shares.............     1,316           308         2,265      1,968,592
  Amount.............   $13,973       $ 3,279       $29,282    $ 1,968,592
Shares received for
  reinvestment of
  dividends:
  Shares.............         0             1            91          3,211
  Amount.............   $     0       $     9       $ 1,064    $     3,211
Shares redeemed:
  Shares.............      (115)         (110)         (249)    (1,869,084)
  Amount.............   $(1,204)      $(1,151)      $(3,220)   $(1,869,084)
                        -------       -------       -------    -----------
Net change:
  Shares.............     1,201           199         2,107        102,719
  Amount.............   $12,769       $ 2,137       $27,126    $   102,719
                        -------       -------       -------    -----------
Shares end of year:
  Shares.............     1,201           203         3,048        169,650
  Amount.............   $12,769       $ 2,176       $39,273    $   169,650
                        =======       =======       =======    ===========

                                        ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------
                                                             INTERNATIONAL   HIGH YIELD
                         EQUITY     SMALL CAP    MANAGED        GROWTH          BOND
                       PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO
                       ----------   ---------   ----------   -------------   ----------
Shares beginning of
  year:
  Shares.............       1,877        829         3,706        2,390             67
  Amount.............  $   54,857   $ 16,744    $  129,659     $ 14,299       $    368
                       ----------   --------    ----------     --------       --------
Shares acquired:
  Shares.............      37,281      8,828        61,893       32,707         23,909
  Amount.............  $1,279,770   $228,148    $2,485,383     $211,605       $133,135
Shares received for
  reinvestment of
  dividends:
  Shares.............       1,110        704         2,607          818            840
  Amount.............  $   38,940   $ 18,805    $  106,305     $  5,055       $  4,750
Shares redeemed:
  Shares.............      (6,755)    (2,035)      (10,549)      (8,207)        (7,688)
  Amount.............  $ (198,296)  $(42,001)   $ (373,390)    $(49,504)      $(41,705)
                       ----------   --------    ----------     --------       --------
Net change:
  Shares.............      31,636      7,497        53,951       25,318         17,061
  Amount.............  $1,120,414   $204,952    $2,218,298     $167,156       $ 96,180
                       ----------   --------    ----------     --------       --------
Shares end of year:
  Shares.............      33,513      8,326        57,657       27,708         17,128
  Amount.............  $1,175,271   $221,696    $2,347,957     $181,455       $ 96,548
                       ==========   ========    ==========     ========       ========

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                        ATTAINED AGE                          APPLICABLE PERCENTAGE
                        ------------                          ---------------------
40 and Under................................................           150%
41..........................................................           143
42..........................................................           136
43..........................................................           129
44..........................................................           122
45..........................................................           115
46..........................................................           109
47..........................................................           103
48..........................................................            97
49..........................................................            91
50..........................................................            85
51..........................................................            78
52..........................................................            71
53..........................................................            64
54..........................................................            57
55..........................................................            50
56..........................................................            46
57..........................................................            42
58..........................................................            38
59..........................................................            34
60..........................................................            30
61..........................................................            28
62..........................................................            26
63..........................................................            24
64..........................................................            22
65..........................................................            20
66..........................................................            19
67..........................................................            18
68..........................................................            17
69..........................................................            16
70..........................................................            15
71..........................................................            13
72..........................................................            11
73..........................................................            09
74..........................................................            07
75-90.......................................................            05
91..........................................................            04
92..........................................................            03
93..........................................................            02
94..........................................................            01
95..........................................................            00

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                    BENEFIT   SPECIFIED   SEE
 SEX    AGE          SMOKER         OPTION     AMOUNT     PAGE
 ---    ---          ------         -------   ---------   ----
Male    45    Preferred Non-smoker     1      $200,000    B- 4
Female  45    Preferred Non-smoker     1      $200,000    B-14
Male    45    Standard Smoker          1      $200,000    B-24
Male    45    Preferred Non-smoker     2      $200,000    B-34
Male    35    Preferred Non-smoker     1      $200,000    B-44
Male    55    Preferred Non-smoker     1      $200,000    B-54

     The tables show how death benefits, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The amounts shown for death benefits, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 28.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually. The daily charge for mortality and expense risks has been designed to effectively decrease by 0.50% on an annualized basis in years 11 and later. This decrease is guaranteed and is accomplished by increasing the separate account subaccount fund value on each monthly anniversary after the 10th policy anniversary. The amount of this increase is determined by multiplying the separate account subaccount fund value by 0.04167%, which is equivalent to 0.5% on an annual basis.

     Since the Company is unable to predict how a particluar Policy owner will allocate net premiums and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -1.4916%, on 5% it would be 3.4711%, and on 10% it would be 8.4338%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages B-4, B-6, B-10, B-14, B-16, B-20, B-24, B-26, B-30, B-34,
B-36, B-40, B-44, B-46, B-50, B-54, B-56 and B-58.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                          MONY LIFE INSURANCE COMPANY
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is defined and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Values shown on this illustration are based on a Policy owner tax bracket of 31%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value On Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of .8% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Investment Return indicated.

     The Current Charges are declared by MONY Life Insurance Company, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of The Mutual Life Insurance Company of New York.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will be deposited in a loan account and earn interest at an annual rate of 5.0%. This rate is determined by subtracting a hold back margin for profit and expenses of .75% from the loan rate. After the tenth Policy anniversary the annual interest rate applicable to the loan account will be .5% higher based on a reduction in the hold back margin for profit and expenses of .5%. This reduction is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to amounts allocated to the Guaranteed Interest Account for policies of the same type which have not reached their tenth anniversary. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

     Right to Return Policy -- This Policy may be returned to MONY Life Insurance Company during the period that starts with the Policy's delivery and ends on the latest of: (a) 10 days after delivery of the Policy to the rightsholder; (b) 45 days after part 1 of the application is signed; (c) 10 days after we mail or deliver a notice of withdrawal right. The Policy may be returned by delivery or mail, along with a written notice to cancel, to our home office, a local office, or to the agent who sold it. We will then promptly refund any premiums paid.

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      3,088         0           351      2,154   200,000        351      2,154   200,000        351      2,154   200,000
  2    47      3,088         0         2,140      4,205   200,000      2,140      4,205   200,000      2,442      4,507   200,000
  3    48      3,088         0         3,025      6,186   200,000      3,025      6,186   200,000      3,577      6,738   200,000
  4    49      3,088         0         4,916      8,077   200,000      4,916      8,077   200,000      5,667      8,828   200,000
  5    50      3,088         0         6,718      9,880   200,000      6,718      9,880   200,000      7,664     10,826   200,000
  6    51      3,088         0         8,751     11,597   200,000      8,751     11,597   200,000      9,843     12,689   200,000
  7    52      3,088         0        10,678     13,208   200,000     10,678     13,208   200,000     11,959     14,488   200,000
  8    53      3,088         0        12,502     14,715   200,000     12,502     14,715   200,000     14,011     16,224   200,000
  9    54      3,088         0        14,202     16,099   200,000     14,202     16,099   200,000     16,023     17,920   200,000
 10    55      3,088         0        15,782     17,363   200,000     15,782     17,363   200,000     17,975     19,556   200,000

 11    56      3,088         0        17,381     18,646   200,000     17,381     18,646   200,000     19,953     21,218   200,000
 12    57      3,088         0        18,827     19,775   200,000     18,827     19,775   200,000     21,755     22,703   200,000
 13    58      3,088         0        20,121     20,754   200,000     20,121     20,754   200,000     23,467     24,100   200,000
 14    59      3,088         0        21,245     21,561   200,000     21,245     21,561   200,000     25,114     25,430   200,000
 15    60      3,088         0        22,179     22,179   200,000     22,179     22,179   200,000     26,715     26,715   200,000
 16    61      3,088         0        22,587     22,587   200,000     22,587     22,587   200,000     27,936     27,936   200,000
 17    62      3,088         0        22,763     22,763   200,000     22,763     22,763   200,000     29,012     29,012   200,000
 18    63      3,088         0        22,708     22,708   200,000     22,708     22,708   200,000     29,904     29,904   200,000
 19    64      3,088         0        22,336     22,336   200,000     22,336     22,336   200,000     30,675     30,675   200,000
 20    65      3,088         0        21,621     21,621   200,000     21,621     21,621   200,000     31,327     31,327   200,000

 21    66      3,088         0        20,579     20,579   200,000     20,579     20,579   200,000     31,881     31,881   200,000
 22    67      3,088         0        19,116     19,116   200,000     19,116     19,116   200,000     32,276     32,276   200,000
 23    68      3,088         0        17,176     17,176   200,000     17,176     17,176   200,000     32,474     32,474   200,000
 24    69      3,088         0        14,699     14,699   200,000     14,699     14,699   200,000     32,413     32,413   200,000
 25    70      3,088         0        11,639     11,639   200,000     11,639     11,639   200,000     32,033     32,033   200,000
 26    71      3,088         0         7,872      7,872   200,000      7,872      7,872   200,000     31,328     31,328   200,000
 27    72      3,088         0         3,146      3,146   200,000      3,146      3,146   200,000     30,213     30,213   200,000
 28    73      3,088         0             0          0         0          0          0         0     28,718     28,718   200,000
 29    74      3,088         0             0          0         0          0          0         0     26,706     26,706   200,000
 30    75      3,088         0             0          0         0          0          0         0     24,117     24,117   200,000

 31    76      3,088         0             0          0         0          0          0         0     20,943     20,943   200,000
 32    77      3,088         0             0          0         0          0          0         0     16,998     16,998   200,000
 33    78      3,088         0             0          0         0          0          0         0     12,120     12,120   200,000
 34    79      3,088         0             0          0         0          0          0         0      5,335      5,335   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         351      2,154  200,000
  2    47     3,088         0         0       0       2,442      4,507  200,000
  3    48     3,088         0         0       0       3,577      6,738  200,000
  4    49     3,088         0         0       0       5,667      8,828  200,000
  5    50     3,088         0         0       0       7,664     10,826  200,000
  6    51     3,088         0         0       0       9,843     12,689  200,000
  7    52     3,088         0         0       0      11,959     14,488  200,000
  8    53     3,088         0         0       0      14,011     16,224  200,000
  9    54     3,088         0         0       0      16,023     17,920  200,000
 10    55     3,088         0         0       0      17,975     19,556  200,000

 11    56     3,088         0         0       0      19,953     21,218  200,000
 12    57     3,088         0         0       0      21,755     22,703  200,000
 13    58     3,088         0         0       0      23,467     24,100  200,000
 14    59     3,088         0         0       0      25,114     25,430  200,000
 15    60     3,088         0         0       0      26,715     26,715  200,000
 16    61     3,088         0         0       0      27,936     27,936  200,000
 17    62     3,088         0         0       0      29,012     29,012  200,000
 18    63     3,088         0         0       0      29,904     29,904  200,000
 19    64     3,088         0         0       0      30,675     30,675  200,000
 20    65     3,088         0         0       0      31,327     31,327  200,000

 21    66     3,088         0         0       0      31,881     31,881  200,000
 22    67     3,088         0         0       0      32,276     32,276  200,000
 23    68     3,088         0         0       0      32,474     32,474  200,000
 24    69     3,088         0         0       0      32,413     32,413  200,000
 25    70     3,088         0         0       0      32,033     32,033  200,000
 26    71     3,088         0         0       0      31,328     31,328  200,000
 27    72     3,088         0         0       0      30,213     30,213  200,000
 28    73     3,088         0         0       0      28,718     28,718  200,000
 29    74     3,088         0         0       0      26,706     26,706  200,000
 30    75     3,088         0         0       0      24,117     24,117  200,000

 31    76     3,088         0         0       0      20,943     20,943  200,000
 32    77     3,088         0         0       0      16,998     16,998  200,000
 33    78     3,088         0         0       0      12,120     12,120  200,000
 34    79     3,088         0         0       0       5,335      5,335  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                       GUARANTEED CHARGES                                CURRENT CHARGES
                                  -------------------------------------------------------------   ------------------------------
                                       0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                  -----------------------------   -----------------------------   ------------------------------
              (1)        (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END           NET        NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          ANNUAL    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE   OUTLAY   SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    46    3,088        0           351      2,154   200,000        501      2,304   200,000         501      2,304   200,000
  2    47    3,088        0         2,140      4,205   200,000      2,573      4,639   200,000       2,885      4,950   200,000
  3    48    3,088        0         3,025      6,186   200,000      3,877      7,039   200,000       4,465      7,626   200,000
  4    49    3,088        0         4,916      8,077   200,000      6,324      9,485   200,000       7,150     10,312   200,000
  5    50    3,088        0         6,718      9,880   200,000      8,821     11,983   200,000       9,895     13,057   200,000
  6    51    3,088        0         8,751     11,597   200,000     11,689     14,535   200,000      12,976     15,821   200,000
  7    52    3,088        0        10,678     13,208   200,000     14,595     17,124   200,000      16,147     18,676   200,000
  8    53    3,088        0        12,502     14,715   200,000     17,542     19,755   200,000      19,414     21,628   200,000
  9    54    3,088        0        14,202     16,099   200,000     20,513     22,410   200,000      22,806     24,703   200,000
 10    55    3,088        0        15,782     17,363   200,000     23,513     25,094   200,000      26,308     27,889   200,000

 11    56    3,088        0        17,381     18,646   200,000     26,734     27,998   200,000      30,067     31,332   200,000
 12    57    3,088        0        18,827     19,775   200,000     29,977     30,925   200,000      33,855     34,804   200,000
 13    58    3,088        0        20,121     20,754   200,000     33,249     33,881   200,000      37,760     38,392   200,000
 14    59    3,088        0        21,245     21,561   200,000     36,537     36,853   200,000      41,812     42,128   200,000
 15    60    3,088        0        22,179     22,179   200,000     39,826     39,826   200,000      46,042     46,042   200,000
 16    61    3,088        0        22,587     22,587   200,000     42,790     42,790   200,000      50,126     50,126   200,000
 17    62    3,088        0        22,763     22,763   200,000     45,731     45,731   200,000      54,322     54,322   200,000
 18    63    3,088        0        22,708     22,708   200,000     48,655     48,655   200,000      58,608     58,608   200,000
 19    64    3,088        0        22,336     22,336   200,000     51,497     51,497   200,000      63,051     63,051   200,000
 20    65    3,088        0        21,621     21,621   200,000     54,242     54,242   200,000      67,667     67,667   200,000

 21    66    3,088        0        20,579     20,579   200,000     56,926     56,926   200,000      72,506     72,506   200,000
 22    67    3,088        0        19,116     19,116   200,000     59,473     59,473   200,000      77,527     77,527   200,000
 23    68    3,088        0        17,176     17,176   200,000     61,850     61,850   200,000      82,723     82,723   200,000
 24    69    3,088        0        14,699     14,699   200,000     64,023     64,023   200,000      88,074     88,074   200,000
 25    70    3,088        0        11,639     11,639   200,000     65,971     65,971   200,000      93,570     93,570   200,000
 26    71    3,088        0         7,872      7,872   200,000     67,620     67,620   200,000      99,241     99,241   200,000
 27    72    3,088        0         3,146      3,146   200,000     68,811     68,811   200,000     105,075    105,075   200,000
 28    73    3,088        0             0          0         0     69,592     69,592   200,000     111,134    111,134   200,000
 29    74    3,088        0             0          0         0     69,786     69,786   200,000     117,401    117,401   200,000
 30    75    3,088        0             0          0         0     69,220     69,220   200,000     123,910    123,910   200,000

 31    76    3,088        0             0          0         0     67,741     67,741   200,000     130,732    130,732   200,000
 32    77    3,088        0             0          0         0     65,174     65,174   200,000     137,879    137,879   200,000
 33    78    3,088        0             0          0         0     61,299     61,299   200,000     145,403    145,403   200,000
 34    79    3,088        0             0          0         0     55,837     55,837   200,000     153,165    153,165   200,000
 35    80    3,088        0             0          0         0     48,407     48,407   200,000     161,457    161,457   200,000
 36    81    3,088        0             0          0         0     38,458     38,458   200,000     170,446    170,446   200,000
 37    82    3,088        0             0          0         0     25,239     25,239   200,000     180,305    180,305   200,000
 38    83    3,088        0             0          0         0      7,623      7,623   200,000     191,389    191,389   200,958
 39    84    3,088        0             0          0         0          0          0         0     203,198    203,198   213,358
 40    85    3,088        0             0          0         0          0          0         0     215,450    215,450   226,223

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                  (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----    --------
 41    86      3,088         0           0         0        0           0         0        0        228,154    228,154   239,562
 42    87      3,088         0           0         0        0           0         0        0        241,294    241,294   253,358
 43    88      3,088         0           0         0        0           0         0        0        254,876    254,876   267,620
 44    89      3,088         0           0         0        0           0         0        0        268,893    268,893   282,338
 45    90      3,088         0           0         0        0           0         0        0        283,336    283,336   297,502
 46    91      3,088         0           0         0        0           0         0        0        298,164    298,164   313,073
 47    92      3,088         0           0         0        0           0         0        0        313,861    313,861   326,416
 48    93      3,088         0           0         0        0           0         0        0        330,532    330,532   340,448
 49    94      3,088         0           0         0        0           0         0        0        348,435    348,435   355,403
 50    95      3,888         0           0         0        0           0         0        0        367,890    367,890   371,569

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the Contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------

  1    46     3,088         0         0       0          501      2,304  200,000
  2    47     3,088         0         0       0        2,885      4,950  200,000
  3    48     3,088         0         0       0        4,465      7,626  200,000
  4    49     3,088         0         0       0        7,150     10,312  200,000
  5    50     3,088         0         0       0        9,895     13,057  200,000
  6    51     3,088         0         0       0       12,976     15,821  200,000
  7    52     3,088         0         0       0       16,147     18,676  200,000
  8    53     3,088         0         0       0       19,414     21,628  200,000
  9    54     3,088         0         0       0       22,806     24,703  200,000
 10    55     3,088         0         0       0       26,308     27,889  200,000

 11    56     3,088         0         0       0       30,067     31,332  200,000
 12    57     3,088         0         0       0       33,855     34,804  200,000
 13    58     3,088         0         0       0       37,760     38,392  200,000
 14    59     3,088         0         0       0       41,812     42,128  200,000
 15    60     3,088         0         0       0       46,042     46,042  200,000
 16    61     3,088         0         0       0       50,126     50,126  200,000
 17    62     3,088         0         0       0       54,322     54,322  200,000
 18    63     3,088         0         0       0       58,608     58,608  200,000
 19    64     3,088         0         0       0       63,051     63,051  200,000
 20    65     3,088         0         0       0       67,667     67,667  200,000

 21    66     3,088         0         0       0       72,506     72,506  200,000
 22    67     3,088         0         0       0       77,527     77,527  200,000
 23    68     3,088         0         0       0       82,723     82,723  200,000
 24    69     3,088         0         0       0       88,074     88,074  200,000
 25    70     3,088         0         0       0       93,570     93,570  200,000
 26    71     3,088         0         0       0       99,241     99,241  200,000
 27    72     3,088         0         0       0      105,075    105,075  200,000
 28    73     3,088         0         0       0      111,134    111,134  200,000
 29    74     3,088         0         0       0      117,401    117,401  200,000
 30    75     3,088         0         0       0      123,910    123,910  200,000

 31    76     3,088         0         0       0      130,732    130,732  200,000
 32    77     3,088         0         0       0      137,879    137,879  200,000
 33    78     3,088         0         0       0      145,403    145,403  200,000
 34    79     3,088         0         0       0      153,165    153,165  200,000
 35    80     3,088         0         0       0      161,457    161,457  200,000
 36    81     3,088         0         0       0      170,446    170,446  200,000
 37    82     3,088         0         0       0      180,305    180,305  200,000
 38    83     3,088         0         0       0      191,389    191,389  200,958
 39    84     3,088         0         0       0      203,198    203,198  213,358
 40    85     3,088         0         0       0      215,450    215,450  226,223

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     3,088         0         0       0      228,154    228,154  239,562
 42    87     3,088         0         0       0      241,294    241,294  253,358
 43    88     3,088         0         0       0      254,876    254,876  267,620
 44    89     3,088         0         0       0      268,893    268,893  282,338
 45    90     3,088         0         0       0      283,336    283,336  297,502
 46    91     3,088         0         0       0      298,164    298,164  313,073
 47    92     3,088         0         0       0      313,861    313,861  326,416
 48    93     3,088         0         0       0      330,532    330,532  340,448
 49    94     3,088         0         0       0      348,435    348,435  355,403
 50    95     3,088         0         0       0      367,890    367,890  371,569

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results nay be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     -----------------------------------------------------------------
                                          0.00% (-1.49% NET)                12.00% (10.42% NET)
                                     -----------------------------   ---------------------------------
                (1)         (2)         (3)                 (5)         (6)                     (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----     --------
  1    46      3,088         0           351      2,154   200,000         652        2,455     200,000
  2    47      3,088         0         2,140      4,205   200,000       3,026        5,091     200,000
  3    48      3,088         0         3,025      6,186   200,000       4,803        7,964     200,000
  4    49      3,088         0         4,916      8,077   200,000       7,916       11,077     200,000
  5    50      3,088         0         6,718      9,880   200,000      11,296       14,458     200,000
  6    51      3,088         0         8,751     11,597   200,000      15,293       18,139     200,000
  7    52      3,088         0        10,678     13,208   200,000      19,603       22,132     200,000
  8    53      3,088         0        12,502     14,715   200,000      24,264       26,477     200,000
  9    54      3,088         0        14,202     16,099   200,000      29,299       31,195     200,000
 10    55      3,088         0        15,782     17,363   200,000      34,754       36,334     200,000

 11    56      3,088         0        17,381     18,646   200,000      40,946       42,210     200,000
 12    57      3,088         0        18,827     19,775   200,000      47,697       48,645     200,000
 13    58      3,088         0        20,121     20,754   200,000      55,085       55,717     200,000
 14    59      3,088         0        21,245     21,561   200,000      63,182       63,498     200,000
 15    60      3,088         0        22,179     22,179   200,000      72,072       72,072     200,000
 16    61      3,088         0        22,587     22,587   200,000      81,542       81,542     200,000
 17    62      3,088         0        22,763     22,763   200,000      92,027       92,027     200,000
 18    63      3,088         0        22,708     22,708   200,000     103,684      103,684     200,000
 19    64      3,088         0        22,336     22,336   200,000     116,651      116,651     200,000
 20    65      3,088         0        21,621     21,621   200,000     131,134      131,134     200,000

 21    66      3,088         0        20,579     20,579   200,000     147,447      147,447     200,000
 22    67      3,088         0        19,116     19,116   200,000     165,834      165,834     200,000
 23    68      3,088         0        17,176     17,176   200,000     186,426      186,426     219,983
 24    69      3,088         0        14,699     14,699   200,000     209,129      209,129     244,681
 25    70      3,088         0        11,639     11,639   200,000     234,159      234,159     271,624
 26    71      3,088         0         7,872      7,872   200,000     261,745      261,745     301,007
 27    72      3,088         0         3,146      3,146   200,000     292,235      292,235     330,225
 28    73      3,088         0             0          0         0     326,016      326,016     361,878
 29    74      3,088         0             0          0         0     363,479      363,479     396,192
 30    75      3,088         0             0          0         0     405,101      405,101     433,458

 31    76      3,088         0             0          0         0     451,462      451,462     474,035
 32    77      3,088         0             0          0         0     502,588      502,588     527,718
 33    78      3,088         0             0          0         0     558,941      558,941     586,888
 34    79      3,088         0             0          0         0     621,019      621,019     652,070
 35    80      3,088         0             0          0         0     689,361      689,361     723,829
 36    81      3,088         0             0          0         0     764,534      764,534     802,761
 37    82      3,088         0             0          0         0     847,143      847,143     889,500
 38    83      3,088         0             0          0         0     937,802      937,802     984,692
 39    84      3,088         0             0          0         0    1,037,161   1,037,161   1,089,019
 40    85      3,088         0             0          0         0    1,145,904   1,145,904   1,203,199

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1        652        2,455     200,000
  2      3,347        5,412     200,000
  3      5,426        8,588     200,000
  4      8,822       11,983     200,000
  5     12,513       15,674     200,000
  6     16,804       19,649     200,000
  7     21,482       24,011     200,000
  8     26,592       28,805     200,000
  9     32,204       34,101     200,000
 10     38,354       39,935     200,000
 11     45,330       46,594     200,000
 12     52,926       53,875     200,000
 13     61,303       61,935     200,000
 14     70,577       70,893     200,000
 15     80,877       80,877     200,000
 16     91,999       91,999     200,000
 17    104,350      104,350     200,000
 18    118,078      118,078     200,000
 19    133,408      133,408     200,000
 20    150,559      150,559     200,000
 21    169,836      169,836     203,803
 22    191,260      191,260     227,600
 23    214,957      214,957     253,650
 24    241,157      241,157     282,153
 25    270,112      270,112     313,330
 26    302,119      302,119     347,437
 27    337,561      337,561     381,444
 28    376,857      376,857     418,312
 29    420,445      420,445     458,285
 30    468,849      468,849     501,669
 31    522,691      522,691     548,826
 32    582,229      582,229     611,340
 33    648,032      648,032     680,434
 34    720,574      720,574     756,603
 35    800,612      800,612     840,643
 36    888,884      888,884     933,328
 37    986,132      986,132   1,035,438
 38   1,093,524   1,093,524   1,148,201
 39   1,211,828   1,211,828   1,272,419
 40   1,341,981   1,341,981   1,409,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     ----------------------------------------------------------------
                                          0.00% (-1.49% NET)               12.00% (10.42% NET)
                                     ----------------------------   ---------------------------------
                (1)         (2)         (3)                (5)         (6)                     (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----     --------
 41    86      3,088         0           0         0        0       1,264,758   1,264,758   1,327,996
 42    87      3,088         0           0         0        0       1,394,497   1,394,497   1,464,222
 43    88      3,088         0           0         0        0       1,535,948   1,535,948   1,612,745
 44    89      3,088         0           0         0        0       1,689,976   1,689,976   1,774,474
 45    90      3,088         0           0         0        0       1,857,496   1,857,496   1,950,371
 46    91      3,088         0           0         0        0       2,039,413   2,039,413   2,141,384
 47    92      3,088         0           0         0        0       2,242,553   2,242,553   2,332,255
 48    93      3,088         0           0         0        0       2,470,540   2,470,540   2,544,656
 49    94      3,088         0           0         0        0       2,727,836   2,727,336   2,782,392
 50    95      3,088         0           0         0        0       3,020,010   3,020,010   3,050,210

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
 41   1,485,103   1,485,103   1,559,358
 42   1,642,245   1,642,245   1,724,357
 43   1,814,699   1,814,699   1,905,434
 44   2,003,755   2,003,755   2,103,942
 45   2,210,786   2,210,786   2,321,325
 46   2,437,043   2,437,043   2,558,895
 47   2,688,285   2,688,285   2,795,817
 48   2,967,872   2,967,872   3,056,908
 49   3,281,000   3,281,000   3,346,620
 50   3,634,229   3,634,229   3,670,571

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 3/5/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------

  1    46     3,088         0         0       0          652        2,455    200,000
  2    47     3,088         0         0       0        3,347        5,412    200,000
  3    48     3,088         0         0       0        5,426        8,588    200,000
  4    49     3,088         0         0       0        8,822       11,983    200,000
  5    50     3,088         0         0       0       12,513       15,674    200,000
  6    51     3,088         0         0       0       16,804       19,649    200,000
  7    52     3,088         0         0       0       21,482       24,011    200,000
  8    53     3,088         0         0       0       26,592       28,805    200,000
  9    54     3,088         0         0       0       32,204       34,101    200,000
 10    55     3,088         0         0       0       38,354       39,935    200,000

 11    56     3,088         0         0       0       45,330       46,594    200,000
 12    57     3,088         0         0       0       52,926       53,875    200,000
 13    58     3,088         0         0       0       61,303       61,935    200,000
 14    59     3,088         0         0       0       70,577       70,893    200,000
 15    60     3,088         0         0       0       80,877       80,877    200,000
 16    61     3,088         0         0       0       91,999       91,999    200,000
 17    62     3,088         0         0       0      104,350      104,350    200,000
 18    63     3,088         0         0       0      118,078      118,078    200,000
 19    64     3,088         0         0       0      133,408      133,408    200,000
 20    65     3,088         0         0       0      150,559      150,559    200,000

 21    66     3,088         0         0       0      169,836      169,836    203,803
 22    67     3,088         0         0       0      191,260      191,260    227,600
 23    68     3,088         0         0       0      214,957      214,957    253,650
 24    69     3,088         0         0       0      241,157      241,157    282,153
 25    70     3,088         0         0       0      270,112      270,112    313,330
 26    71     3,088         0         0       0      302,119      302,119    347,437
 27    72     3,088         0         0       0      337,561      337,561    381,444
 28    73     3,088         0         0       0      376,857      376,857    418,312
 29    74     3,088         0         0       0      420,445      420,445    458,285
 30    75     3,088         0         0       0      468,849      468,849    501,669

 31    76     3,088         0         0       0      522,691      522,691    548,826
 32    77     3,088         0         0       0      582,229      582,229    611,340
 33    78     3,088         0         0       0      648,032      648,032    680,434
 34    79     3,088         0         0       0      720,574      720,574    756,603
 35    80     3,088         0         0       0      800,612      800,612    840,643
 36    81     3,088         0         0       0      888,884      888,884    933,328
 37    82     3,088         0         0       0      986,132      986,132  1,035,438
 38    83     3,088         0         0       0     1,093,524   1,093,524  1,148,201
 39    84     3,088         0         0       0     1,211,828   1,211,828  1,272,419
 40    85     3,088         0         0       0     1,341,981   1,341,981  1,409,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     3,088         0         0       0     1,485,103   1,485,103  1,559,358
 42    87     3,088         0         0       0     1,642,245   1,642,245  1,724,357
 43    88     3,088         0         0       0     1,814,699   1,814,699  1,905,434
 44    89     3,088         0         0       0     2,003,755   2,003,755  2,103,942
 45    90     3,088         0         0       0     2,210,786   2,210,786  2,321,325
 46    91     3,088         0         0       0     2,437,043   2,437,043  2,558,895
 47    92     3,088         0         0       0     2,688,285   2,688,285  2,795,817
 48    93     3,088         0         0       0     2,967,872   2,967,872  3,056,908
 49    94     3,088         0         0       0     3,281,000   3,281,000  3,346,620
 50    95     3,088         0         0       0     3,634,229   3,634,229  3,670,571

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $3,473.42             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      2,578         0            58      1,728   200,000         58      1,728   200,000         58      1,728   200,000
  2    47      2,578         0         1,490      3,380   200,000      1,490      3,380   200,000      1,817      3,708   200,000
  3    48      2,578         0         2,185      4,990   200,000      2,185      4,990   200,000      2,810      5,614   200,000
  4    49      2,578         0         3,730      6,535   200,000      3,730      6,535   200,000      4,577      7,381   200,000
  5    50      2,578         0         5,189      7,994   200,000      5,189      7,994   200,000      6,254      9,058   200,000
  6    51      2,578         0         6,867      9,391   200,000      6,867      9,391   200,000      7,988     10,512   200,000
  7    52      2,578         0         8,463     10,706   200,000      8,463     10,706   200,000      9,661     11,905   200,000
  8    53      2,578         0         9,977     11,940   200,000      9,977     11,940   200,000     11,297     13,260   200,000
  9    54      2,578         0        11,413     13,096   200,000     11,413     13,096   200,000     12,896     14,579   200,000
 10    55      2,578         0        12,771     14,173   200,000     12,771     14,173   200,000     14,437     15,840   200,000

 11    56      2,578         0        14,161     15,283   200,000     14,161     15,283   200,000     15,996     17,118   200,000
 12    57      2,578         0        15,460     16,301   200,000     15,460     16,301   200,000     17,483     18,324   200,000
 13    58      2,578         0        16,668     17,229   200,000     16,668     17,229   200,000     18,922     19,483   200,000
 14    59      2,578         0        17,786     18,067   200,000     17,786     18,067   200,000     20,249     20,529   200,000
 15    60      2,578         0        18,817     18,817   200,000     18,817     18,817   200,000     21,551     21,551   200,000
 16    61      2,578         0        19,479     19,479   200,000     19,479     19,479   200,000     22,547     22,547   200,000
 17    62      2,578         0        20,011     20,011   200,000     20,011     20,011   200,000     23,520     23,520   200,000
 18    63      2,578         0        20,393     20,393   200,000     20,393     20,393   200,000     24,363     24,363   200,000
 19    64      2,578         0        20,605     20,605   200,000     20,605     20,605   200,000     25,183     25,183   200,000
 20    65      2,578         0        20,603     20,603   200,000     20,603     20,603   200,000     25,898     25,898   200,000

 21    66      2,578         0        20,396     20,396   200,000     20,396     20,396   200,000     26,518     26,518   200,000
 22    67      2,578         0        19,953     19,953   200,000     19,953     19,953   200,000     27,014     27,014   200,000
 23    68      2,578         0        19,249     19,249   200,000     19,249     19,249   200,000     27,366     27,366   200,000
 24    69      2,578         0        18,281     18,281   200,000     18,281     18,281   200,000     27,575     27,575   200,000
 25    70      2,578         0        17,023     17,023   200,000     17,023     17,023   200,000     27,681     27,681   200,000
 26    71      2,578         0        15,423     15,423   200,000     15,423     15,423   200,000     27,603     27,603   200,000
 27    72      2,578         0        13,384     13,384   200,000     13,384     13,384   200,000     27,339     27,339   200,000
 28    73      2,578         0        10,822     10,822   200,000     10,822     10,822   200,000     26,868     26,868   200,000
 29    74      2,578         0         7,579      7,579   200,000      7,579      7,579   200,000     26,126     26,126   200,000
 30    75      2,578         0         3,525      3,525   200,000      3,525      3,525   200,000     25,088     25,088   200,000

 31    76      2,578         0             0          0         0          0          0         0     23,642     23,642   200,000
 32    77      2,578         0             0          0         0          0          0         0     21,778     21,778   200,000
 33    78      2,578         0             0          0         0          0          0         0     19,417     19,417   200,000
 34    79      2,578         0             0          0         0          0          0         0     16,408     16,408   200,000
 35    80      2,578         0             0          0         0          0          0         0     12,718     12,718   200,000
 36    81      2,578         0             0          0         0          0          0         0      8,124      8,124   200,000
 37    82      2,578         0             0          0         0          0          0         0      2,586      2,586   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     2,578         0         0       0           58      1,728  200,000
  2    47     2,578         0         0       0        1,817      3,708  200,000
  3    48     2,578         0         0       0        2,810      5,614  200,000
  4    49     2,578         0         0       0        4,577      7,381  200,000
  5    50     2,578         0         0       0        6,254      9,058  200,000
  6    51     2,578         0         0       0        7,988     10,512  200,000
  7    52     2,578         0         0       0        9,661     11,905  200,000
  8    53     2,578         0         0       0       11,297     13,260  200,000
  9    54     2,578         0         0       0       12,896     14,579  200,000
 10    55     2,578         0         0       0       14,437     15,840  200,000

 11    56     2,578         0         0       0       15,996     17,118  200,000
 12    57     2,578         0         0       0       17,483     18,324  200,000
 13    58     2,578         0         0       0       18,922     19,483  200,000
 14    59     2,578         0         0       0       20,249     20,529  200,000
 15    60     2,578         0         0       0       21,551     21,551  200,000
 16    61     2,578         0         0       0       22,547     22,547  200,000
 17    62     2,578         0         0       0       23,520     23,520  200,000
 18    63     2,578         0         0       0       24,363     24,363  200,000
 19    64     2,578         0         0       0       25,183     25,183  200,000
 20    65     2,578         0         0       0       25,898     25,898  200,000

 21    66     2,578         0         0       0       26,518     26,518  200,000
 22    67     2,578         0         0       0       27,014     27,014  200,000
 23    68     2,578         0         0       0       27,366     27,366  200,000
 24    69     2,578         0         0       0       27,575     27,575  200,000
 25    70     2,578         0         0       0       27,681     27,681  200,000
 26    71     2,578         0         0       0       27,603     27,603  200,000
 27    72     2,578         0         0       0       27,339     27,339  200,000
 28    73     2,578         0         0       0       26,868     26,868  200,000
 29    74     2,578         0         0       0       26,126     26,126  200,000
 30    75     2,578         0         0       0       25,088     25,088  200,000

 31    76     2,578         0         0       0       23,642     23,642  200,000
 32    77     2,578         0         0       0       21,778     21,778  200,000
 33    78     2,578         0         0       0       19,417     19,417  200,000
 34    79     2,578         0         0       0       16,408     16,408  200,000
 35    80     2,578         0         0       0       12,718     12,718  200,000
 36    81     2,578         0         0       0        8,124      8,124  200,000
 37    82     2,578         0         0       0        2,586      2,586  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   -----------------------------
                                         0.00% (- 1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----   --------
  1    46      2,578         0            58      1,728  200,000        181      1,851  200,000         181      1,851  200,000
  2    47      2,578         0         1,490      3,380  200,000      1,844      3,734  200,000       2,181      4,071  200,000
  3    48      2,578         0         2,185      4,990  200,000      2,879      5,683  200,000       3,542      6,347  200,000
  4    49      2,578         0         3,730      6,535  200,000      4,874      7,679  200,000       5,805      8,610  200,000
  5    50      2,578         0         5,189      7,994  200,000      6,897      9,701  200,000       8,106     10,910  200,000
  6    51      2,578         0         6,867      9,391  200,000      9,252     11,776  200,000      10,589     13,113  200,000
  7    52      2,578         0         8,463     10,706  200,000     11,640     13,883  200,000      13,134     15,378  200,000
  8    53      2,578         0         9,977     11,940  200,000     14,064     16,027  200,000      15,767     17,731  200,000
  9    54      2,578         0        11,413     13,096  200,000     16,528     18,211  200,000      18,494     20,177  200,000
 10    55      2,578         0        12,771     14,173  200,000     19,035     20,437  200,000      21,297     22,699  200,000

 11    56      2,578         0        14,161     15,283  200,000     21,739     22,860  200,000      24,301     25,423  200,000
 12    57      2,578         0        15,460     16,301  200,000     24,492     25,334  200,000      27,391     28,233  200,000
 13    58      2,578         0        16,668     17,229  200,000     27,301     27,862  200,000      30,597     31,158  200,000
 14    59      2,578         0        17,786     18,067  200,000     30,172     30,452  200,000      33,863     34,143  200,000
 15    60      2,578         0        18,817     18,817  200,000     33,109     33,109  200,000      37,278     37,278  200,000
 16    61      2,578         0        19,479     19,479  200,000     35,840     35,840  200,000      40,570     40,570  200,000
 17    62      2,578         0        20,011     20,011  200,000     38,611     38,611  200,000      44,030     44,030  200,000
 18    63      2,578         0        20,393     20,393  200,000     41,410     41,410  200,000      47,574     47,574  200,000
 19    64      2,578         0        20,605     20,605  200,000     44,224     44,224  200,000      51,304     51,304  200,000
 20    65      2,578         0        20,603     20,603  200,000     47,022     47,022  200,000      55,159     55,159  200,000

 21    66      2,578         0        20,396     20,396  200,000     49,826     49,826  200,000      59,172     59,172  200,000
 22    67      2,578         0        19,953     19,953  200,000     52,609     52,609  200,000      63,321     63,321  200,000
 23    68      2,578         0        19,249     19,249  200,000     55,360     55,360  200,000      67,604     67,604  200,000
 24    69      2,578         0        18,281     18,281  200,000     58,085     58,085  200,000      72,036     72,036  200,000
 25    70      2,578         0        17,023     17,023  200,000     60,771     60,771  200,000      76,666     76,666  200,000
 26    71      2,578         0        15,423     15,423  200,000     63,393     63,393  200,000      81,451     81,451  200,000
 27    72      2,578         0        13,384     13,384  200,000     65,886     65,886  200,000      86,413     86,413  200,000
 28    73      2,578         0        10,822     10,822  200,000     68,206     68,206  200,000      91,561     91,561  200,000
 29    74      2,578         0         7,579      7,579  200,000     70,254     70,254  200,000      96,880     96,880  200,000
 30    75      2,578         0         3,525      3,525  200,000     71,958     71,958  200,000     102,387    102,387  200,000

 31    76      2,578         0             0          0        0     73,223     73,223  200,000     108,055    108,055  200,000
 32    77      2,578         0             0          0        0     73,961     73,961  200,000     113,924    113,924  200,000
 33    78      2,578         0             0          0        0     74,095     74,095  200,000     120,006    120,006  200,000
 34    79      2,578         0             0          0        0     73,488     73,488  200,000     126,292    126,292  200,000
 35    80      2,578         0             0          0        0     71,991     71,991  200,000     132,845    132,845  200,000
 36    81      2,578         0             0          0        0     69,366     69,366  200,000     139,669    139,669  200,000
 37    82      2,578         0             0          0        0     65,305     65,305  200,000     146,857    146,857  200,000
 38    83      2,578         0             0          0        0     59,341     59,341  200,000     154,385    154,385  200,000
 39    84      2,578         0             0          0        0     50,844     50,844  200,000     162,366    162,366  200,000
 40    85      2,578         0             0          0        0     39,025     39,025  200,000     170,875    170,875  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

        STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----    --------   ---------    -----   --------
 41    86      2,578         0           0         0        0        22,751     22,751   200,000     180,113    180,113  200,000
 42    87      2,578         0           0         0        0           499        499   200,000     190,386    190,386  200,000
 43    88      2,578         0           0         0        0             0          0         0     201,400    201,400  211,470
 44    89      2,578         0           0         0        0             0          0         0     212,777    212,777  223,416
 45    90      2,578         0           0         0        0             0          0         0     224,506    224,506  235,731
 46    91      2,578         0           0         0        0             0          0         0     236,556    236,556  248,384
 47    92      2,578         0           0         0        0             0          0         0     249,325    249,325  259,298
 48    93      2,578         0           0         0        0             0          0         0     262,937    262,937  270,825
 49    94      2,578         0           0         0        0             0          0         0     277,553    277,553  283,104
 50    95      2,578         0           0         0        0             0          0         0     293,353    293,353  296,287

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378        THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    46     2,578         0         0       0          181      1,851   200,000
  2    47     2,578         0         0       0        2,181      4,071   200,000
  3    48     2,578         0         0       0        3,542      6,347   200,000
  4    49     2,578         0         0       0        5,805      8,610   200,000
  5    50     2,578         0         0       0        8,106     10,910   200,000
  6    51     2,578         0         0       0       10,589     13,113   200,000
  7    52     2,578         0         0       0       13,134     15,378   200,000
  8    53     2,578         0         0       0       15,767     17,731   200,000
  9    54     2,578         0         0       0       18,494     20,177   200,000
 10    55     2,578         0         0       0       21,297     22,699   200,000

 11    56     2,578         0         0       0       24,301     25,423   200,000
 12    57     2,578         0         0       0       27,391     28,233   200,000
 13    58     2,578         0         0       0       30,597     31,158   200,000
 14    59     2,578         0         0       0       33,863     34,143   200,000
 15    60     2,578         0         0       0       37,278     37,278   200,000
 16    61     2,578         0         0       0       40,570     40,570   200,000
 17    62     2,578         0         0       0       44,030     44,030   200,000
 18    63     2,578         0         0       0       47,574     47,574   200,000
 19    64     2,578         0         0       0       51,304     51,304   200,000
 20    65     2,578         0         0       0       55,159     55,159   200,000

 21    66     2,578         0         0       0       59,172     59,172   200,000
 22    67     2,578         0         0       0       63,321     63,321   200,000
 23    68     2,578         0         0       0       67,604     67,604   200,000
 24    69     2,578         0         0       0       72,036     72,036   200,000
 25    70     2,578         0         0       0       76,666     76,666   200,000
 26    71     2,578         0         0       0       81,451     81,451   200,000
 27    72     2,578         0         0       0       86,413     86,413   200,000
 28    73     2,578         0         0       0       91,561     91,561   200,000
 29    74     2,578         0         0       0       96,880     96,880   200,000
 30    75     2,578         0         0       0      102,387    102,387   200,000

 31    76     2,578         0         0       0      108,055    108,055   200,000
 32    77     2,578         0         0       0      113,924    113,924   200,000
 33    78     2,578         0         0       0      120,006    120,006   200,000
 34    79     2,578         0         0       0      126,292    126,292   200,000
 35    80     2,578         0         0       0      132,845    132,845   200,000
 36    81     2,578         0         0       0      139,669    139,669   200,000
 37    82     2,578         0         0       0      146,857    146,857   200,000
 38    83     2,578         0         0       0      154,385    154,385   200,000
 39    84     2,578         0         0       0      162,366    162,366   200,000
 40    85     2,578         0         0       0      170,875    170,875   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378        THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     2,578         0         0       0      180,113    180,113  200,000
 42    87     2,578         0         0       0      190,386    190,386  200,000
 43    88     2,578         0         0       0      201,400    201,400  211,470
 44    89     2,578         0         0       0      212,777    212,777  223,416
 45    90     2,578         0         0       0      224,506    224,506  235,731
 46    91     2,578         0         0       0      236,556    236,556  248,384
 47    92     2,578         0         0       0      249,325    249,325  259,298
 48    93     2,578         0         0       0      262,937    262,937  270,825
 49    94     2,578         0         0       0      277,553    277,553  283,104
 50    95     2,578         0         0       0      293,353    293,353  296,287

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (-10.42% NET)
                                     -----------------------------   -------------------------------
                (1)         (2)         (3)                 (5)         (6)                   (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----    --------
  1    46      2,578         0            58      1,728   200,000         304      1,975     200,000
  2    47      2,578         0         1,490      3,380   200,000       2,213      4,103     200,000
  3    48      2,578         0         2,185      4,990   200,000       3,632      6,436     200,000
  4    49      2,578         0         3,730      6,535   200,000       6,168      8,973     200,000
  5    50      2,578         0         5,189      7,994   200,000       8,907     11,712     200,000
  6    51      2,578         0         6,867      9,391   200,000      12,177     14,701     200,000
  7    52      2,578         0         8,463     10,706   200,000      15,703     17,946     200,000
  8    53      2,578         0         9,977     11,940   200,000      19,515     21,478     200,000
  9    54      2,578         0        11,413     13,096   200,000      23,647     25,330     200,000
 10    55      2,578         0        12,771     14,173   200,000      28,138     29,540     200,000

 11    56      2,578         0        14,161     15,283   200,000      33,240     34,362     200,000
 12    57      2,578         0        15,460     16,301   200,000      38,822     39,663     200,000
 13    58      2,578         0        16,668     17,229   200,000      44,945     45,506     200,000
 14    59      2,578         0        17,786     18,067   200,000      51,678     51,959     200,000
 15    60      2,578         0        18,817     18,817   200,000      59,101     59,101     200,000
 16    61      2,578         0        19,479     19,479   200,000      67,021     67,021     200,000
 17    62      2,578         0        20,011     20,011   200,000      75,788     75,788     200,000
 18    63      2,578         0        20,393     20,393   200,000      85,502     85,502     200,000
 19    64      2,578         0        20,605     20,605   200,000      96,279     96,279     200,000
 20    65      2,578         0        20,603     20,603   200,000     108,248    108,248     200,000

 21    66      2,578         0        20,396     20,396   200,000     121,622    121,622     200,000
 22    67      2,578         0        19,953     19,953   200,000     136,568    136,568     200,000
 23    68      2,578         0        19,249     19,249   200,000     153,322    153,322     200,000
 24    69      2,578         0        18,281     18,281   200,000     172,164    172,164     201,432
 25    70      2,578         0        17,023     17,023   200,000     193,172    193,172     224,080
 26    71      2,578         0        15,423     15,423   200,000     216,397    216,397     248,856
 27    72      2,578         0        13,384     13,384   200,000     242,118    242,118     273,594
 28    73      2,578         0        10,822     10,822   200,000     270,624    270,624     300,393
 29    74      2,578         0         7,579      7,579   200,000     302,233    302,233     329,434
 30    75      2,578         0         3,525      3,525   200,000     337,326    337,326     360,939

 31    76      2,578         0             0          0         0     376,346    376,346     395,163
 32    77      2,578         0             0          0         0     419,462    419,462     440,435
 33    78      2,578         0             0          0         0     467,087    467,087     490,441
 34    79      2,578         0             0          0         0     519,661    519,661     545,644
 35    80      2,578         0             0          0         0     577,667    577,667     606,550
 36    81      2,578         0             0          0         0     641,618    641,618     673,699
 37    82      2,578         0             0          0         0     712,062    712,062     747,665
 38    83      2,578         0             0          0         0     789,568    789,568     829,046
 39    84      2,578         0             0          0         0     874,733    874,733     918,469
 40    85      2,578         0             0          0         0     968,199    968,199   1,016,609

               CURRENT CHARGES
      ---------------------------------
            12.00% (-10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1        304        1,975     200,000
  2      2,560        4,450     200,000
  3      4,335        7,139     200,000
  4      7,189        9,993     200,000
  5     10,276       13,081     200,000
  6     13,765       16,289     200,000
  7     17,556       19,800     200,000
  8     21,706       23,670     200,000
  9     26,256       27,938     200,000
 10     31,227       32,629     200,000
 11     36,857       37,978     200,000
 12     43,043       43,885     200,000
 13     49,875       50,436     200,000
 14     57,376       57,657     200,000
 15     65,703       65,703     200,000
 16     74,673       74,673     200,000
 17     84,679       84,679     200,000
 18     95,774       95,774     200,000
 19    108,165      108,165     200,000
 20    121,967      121,967     200,000
 21    137,404      137,404     200,000
 22    154,649      154,449     200,000
 23    173,936      173,936     205,244
 24    195,361      195,361     228,573
 25    219,095      219,095     254,151
 26    245,373      245,373     282,179
 27    274,510      274,510     310,196
 28    306,830      306,830     340,582
 29    342,694      342,694     373,537
 30    382,517      382,517     409,293
 31    426,762      426,762     448,100
 32    475,755      475,755     499,543
 33    529,992      529,992     556,492
 34    590,003      590,003     619,503
 35    656,392      656,392     689,211
 36    729,787      729,787     766,276
 37    810,915      810,915     851,461
 38    900,463       90,063     945,486
 39    999,240      999,240   1,049,202
 40   1,108,003   1,108,003   1,163,403

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (-10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    86      2,578         0           0         0        0       1,070,629   1,070,629  1,124,161
 42    87      2,578         0           0         0        0       1,182,737   1,182,737  1,241,874
 43    88      2,578         0           0         0        0       1,305,243   1,305,243  1,370,505
 44    89      2,578         0           0         0        0       1,438,922   1,438,922  1,510,868
 45    90      2,578         0           0         0        0       1,584,522   1,584,522  1,663,748
 46    91      2,578         0           0         0        0       1,742,822   1,742,822  1,829,964
 47    92      2,578         0           0         0        0       1,918,968   1,918,968  1,995,727
 48    93      2,578         0           0         0        0       2,115,942   2,115,942  2,179,420
 49    94      2,578         0           0         0        0       2,337,470   2,337,470  2,884,219
 50    95      2,578         0           0         0        0       2,588,319   2,588,319  2,614,202

              CURRENT CHARGES
      --------------------------------
            12.00% (-10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41   1,227,594   1,227,594  1,288,974
 42   1,358,912   1,358,912  1,426,857
 43   1,502,886   1,502,886  1,578,030
 44   1,660,840   1,660,840  1,743,882
 45   1,833,922   1,833,922  1,925,618
 46   2,023,180   2,023,180  2,124,339
 47   2,233,558   2,233,558  2,322,901
 48   2,468,269   2,468,269  2,542,317
 49   2,731,304   2,731,304  2,785,930
 50   3,027,386   3,027,386  3,057,660

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    46     2,578         0         0       0          304        1,975    200,000
  2    47     2,578         0         0       0        2,560        4,450    200,000
  3    48     2,578         0         0       0        4,335        7,139    200,000
  4    49     2,578         0         0       0        7,189        9,993    200,000
  5    50     2,578         0         0       0       10,276       13,081    200,000
  6    51     2,578         0         0       0       13,765       16,289    200,000
  7    52     2,578         0         0       0       17,556       19,800    200,000
  8    53     2,578         0         0       0       21,706       23,670    200,000
  9    54     2,578         0         0       0       26,256       27,938    200,000
 10    55     2,578         0         0       0       31,227       32,629    200,000

 11    56     2,578         0         0       0       36,857       37,978    200,000
 12    57     2,578         0         0       0       43,043       43,885    200,000
 13    58     2,578         0         0       0       49,875       50,436    200,000
 14    59     2,578         0         0       0       57,376       57,657    200,000
 15    60     2,578         0         0       0       65,703       65,703    200,000
 16    61     2,578         0         0       0       74,673       74,673    200,000
 17    62     2,578         0         0       0       84,679       84,679    200,000
 18    63     2,578         0         0       0       95,774       95,774    200,000
 19    64     2,578         0         0       0      108,165      108,165    200,000
 20    65     2,578         0         0       0      121,967      121,967    200,000

 21    66     2,578         0         0       0      137,404      137,404    200,000
 22    67     2,578         0         0       0      154,649      154,649    200,000
 23    68     2,578         0         0       0      173,936      173,936    205,244
 24    69     2,578         0         0       0      195,361      195,361    228,573
 25    70     2,578         0         0       0      219,095      219,095    254,151
 26    71     2,578         0         0       0      245,373      245,373    282,179
 27    72     2,578         0         0       0      274,510      274,510    310,196
 28    73     2,578         0         0       0      306,830      306,830    340,582
 29    74     2,578         0         0       0      342,694      342,694    373,537
 30    75     2,578         0         0       0      382,517      382,517    409,293

 31    76     2,578         0         0       0      426,762      426,762    448,100
 32    77     2,578         0         0       0      475,755      475,755    499,543
 33    78     2,578         0         0       0      529,992      529,992    556,492
 34    79     2,578         0         0       0      590,003      590,003    619,503
 35    80     2,578         0         0       0      656,392      656,392    689,211
 36    81     2,578         0         0       0      729,787      729,787    766,276
 37    82     2,578         0         0       0      810,915      810,915    851,461
 38    83     2,578         0         0       0      900,463      900,463    945,486
 39    84     2,578         0         0       0      999,240      999,240  1,049,202
 40    85     2,578         0         0       0     1,108,003   1,108,003  1,163,403

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                             CURRENT CHARGES
                                                    ---------------------------------
                                                           12.00% (10.42% NET)
                                                    ---------------------------------
END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----     --------
 41    86     2,578         0         0       0     1,227,594   1,227,594   1,288,974
 42    87     2,578         0         0       0     1,358,912   1,358,912   1,426,857
 43    88     2,578         0         0       0     1,502,886   1,502,886   1,578,030
 44    89     2,578         0         0       0     1,660,840   1,660,840   1,743,882
 45    90     2,578         0         0       0     1,833,922   1,833,922   1,925,618
 46    91     2,578         0         0       0     2,023,180   2,023,180   2,124,339
 47    92     2,578         0         0       0     2,233,558   2,233,558   2,322,901
 48    93     2,578         0         0       0     2,468,269   2,468,269   2,542,317
 49    94     2,578         0         0       0     2,731,304   2,731,304   2,785,930
 50    95     2,578         0         0       0     3,027,386   3,027,386   3,057,660

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08           INITIAL GUIDELINE ANNUAL: $2,904.46             INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                   MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                                   TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00         THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                       DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (- 1.49% NET)             0.00% (- 1.49% NET)             0.00% (- 1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      4,162         0           622      2,704   200,000        622      2,704   200,000        622      2,704   200,000
  2    47      4,162         0         2,683      5,122   200,000      2,683      5,122   200,000      3,146      5,585   200,000
  3    48      4,162         0         3,492      7,405   200,000      3,492      7,405   200,000      4,385      8,298   200,000
  4    49      4,162         0         5,622      9,535   200,000      5,622      9,535   200,000      6,914     10,827   200,000
  5    50      4,162         0         7,603     11,516   200,000      7,603     11,516   200,000      9,310     13,223   200,000
  6    51      4,162         0         9,830     13,352   200,000      9,830     13,352   200,000     11,945     15,467   200,000
  7    52      4,162         0        11,894     15,025   200,000     11,894     15,025   200,000     14,433     17,563   200,000
  8    53      4,162         0        13,754     16,493   200,000     13,754     16,493   200,000     16,820     19,560   200,000
  9    54      4,162         0        15,414     17,762   200,000     15,414     17,762   200,000     19,068     21,416   200,000
 10    55      4,162         0        16,834     18,791   200,000     16,834     18,791   200,000     21,158     23,114   200,000

 11    56      4,162         0        18,228     19,794   200,000     18,228     19,794   200,000     23,180     24,745   200,000
 12    57      4,162         0        19,371     20,545   200,000     19,371     20,545   200,000     25,040     26,214   200,000
 13    58      4,162         0        20,242     21,025   200,000     20,242     21,025   200,000     26,554     27,337   200,000
 14    59      4,162         0        20,819     21,211   200,000     20,819     21,211   200,000     27,930     28,322   200,000
 15    60      4,162         0        21,101     21,101   200,000     21,101     21,101   200,000     29,109     29,109   200,000
 16    61      4,162         0        20,669     20,669   200,000     20,669     20,669   200,000     29,698     29,698   200,000
 17    62      4,162         0        19,847     19,847   200,000     19,847     19,847   200,000     29,989     29,989   200,000
 18    63      4,162         0        18,580     18,580   200,000     18,580     18,580   200,000     29,960     29,960   200,000
 19    64      4,162         0        16,812     16,812   200,000     16,812     16,812   200,000     29,606     29,606   200,000
 20    65      4,162         0        14,456     14,456   200,000     14,456     14,456   200,000     28,983     28,983   200,000

 21    66      4,162         0        11,503     11,503   200,000     11,503     11,503   200,000     28,108     28,108   200,000
 22    67      4,162         0         7,832      7,832   200,000      7,832      7,832   200,000     26,910     26,910   200,000
 23    68      4,162         0         3,348      3,348   200,000      3,348      3,348   200,000     25,315     25,315   200,000
 24    69      4,162         0             0          0         0          0          0         0     23,183     23,183   200,000
 25    70      4,162         0             0          0         0          0          0         0     20,339     20,339   200,000
 26    71      4,162         0             0          0         0          0          0         0     16,785     16,785   200,000
 27    72      4,162         0             0          0         0          0          0         0     12,318     12,318   200,000
 28    73      4,162         0             0          0         0          0          0         0      6,935      6,935   200,000
 29    74      4,162         0             0          0         0          0          0         0        367        367   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 75.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     4,162         0         0       0         622      2,704  200,000
  2    47     4,162         0         0       0       3,146      5,585  200,000
  3    48     4,162         0         0       0       4,385      8,298  200,000
  4    49     4,162         0         0       0       6,914     10,827  200,000
  5    50     4,162         0         0       0       9,310     13,223  200,000
  6    51     4,162         0         0       0      11,945     15,467  200,000
  7    52     4,162         0         0       0      14,433     17,563  200,000
  8    53     4,162         0         0       0      16,820     19,560  200,000
  9    54     4,162         0         0       0      19,068     21,416  200,000
 10    55     4,162         0         0       0      21,158     23,114  200,000

 11    56     4,162         0         0       0      23,180     24,745  200,000
 12    57     4,162         0         0       0      25,040     26,214  200,000
 13    58     4,162         0         0       0      26,554     27,337  200,000
 14    59     4,162         0         0       0      27,930     28,322  200,000
 15    60     4,162         0         0       0      29,109     29,109  200,000
 16    61     4,162         0         0       0      29,698     29,698  200,000
 17    62     4,162         0         0       0      29,989     29,989  200,000
 18    63     4,162         0         0       0      29,960     29,960  200,000
 19    64     4,162         0         0       0      29,606     29,606  200,000
 20    65     4,162         0         0       0      28,983     28,983  200,000

 21    66     4,162         0         0       0      28,108     28,108  200,000
 22    67     4,162         0         0       0      26,910     26,910  200,000
 23    68     4,162         0         0       0      25,315     25,315  200,000
 24    69     4,162         0         0       0      23,183     23,183  200,000
 25    70     4,162         0         0       0      20,339     20,339  200,000
 26    71     4,162         0         0       0      16,785     16,785  200,000
 27    72     4,162         0         0       0      12,318     12,318  200,000
 28    73     4,162         0         0       0       6,935      6,935  200,000
 29    74     4,162         0         0       0         367        367  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 75.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                 FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------    -----    --------
  1    46       4,162        0            622     2,704   200,000        818      2,901   200,000         818      2,901   200,000
  2    47       4,162        0          2,683     5,122   200,000      3,239      5,678   200,000       3,716      6,155   200,000
  3    48       4,162        0          3,492     7,405   200,000      4,568      8,482   200,000       5,516      9,430   200,000
  4    49       4,162        0          5,622     9,535   200,000      7,380     11,293   200,000       8,793     12,707   200,000
  5    50       4,162        0          7,603    11,516   200,000     10,204     14,118   200,000      12,124     16,038   200,000
  6    51       4,162        0          9,830    13,352   200,000     13,437     16,959   200,000      15,885     19,407   200,000
  7    52       4,162        0         11,894    15,025   200,000     16,670     19,800   200,000      19,691     22,821   200,000
  8    53       4,162        0         13,754    16,493   200,000     19,864     22,604   200,000      23,592     26,332   200,000
  9    54       4,162        0         15,414    17,762   200,000     23,024     25,372   200,000      27,556     29,904   200,000
 10    55       4,162        0         16,834    18,791   200,000     26,112     28,068   200,000      31,570     33,527   200,000

 11    56       4,162        0         18,228    19,794   200,000     29,400     30,966   200,000      35,803     37,369   200,000
 12    57       4,162        0         19,371    20,545   200,000     32,633     33,807   200,000      40,118     41,292   200,000
 13    58       4,162        0         20,242    21,025   200,000     35,795     36,578   200,000      44,354     45,137   200,000
 14    59       4,162        0         20,819    21,211   200,000     38,870     39,261   200,000      48,711     49,102   200,000
 15    60       4,162        0         21,101    21,101   200,000     41,860     41,860   200,000      53,148     53,148   200,000
 16    61       4,162        0         20,669    20,669   200,000     44,360     44,360   200,000      57,289     57,289   200,000
 17    62       4,162        0         19,847    19,847   200,000     46,704     46,704   200,000      61,457     61,457   200,000
 18    63       4,162        0         18,580    18,580   200,000     48,853     48,853   200,000      65,652     65,652   200,000
 19    64       4,162        0         16,812    16,812   200,000     50,768     50,768   200,000      69,893     69,893   200,000
 20    65       4,162        0         14,456    14,456   200,000     52,382     52,382   200,000      74,248     74,248   200,000

 21    66       4,162        0         11,503    11,503   200,000     53,718     53,718   200,000      78,783     78,783   200,000
 22    67       4,162        0          7,832     7,832   200,000     54,669     54,669   200,000      83,455     83,455   200,000
 23    68       4,162        0          3,348     3,348   200,000     55,171     55,171   200,000      88,252     88,252   200,000
 24    69       4,162        0              0         0         0     55,201     55,201   200,000      93,124     93,124   200,000
 25    70       4,162        0              0         0         0     54,641     54,641   200,000      98,018     98,018   200,000
 26    71       4,162        0              0         0         0     53,351     53,351   200,000     102,997    102,997   200,000
 27    72       4,162        0              0         0         0     51,184     51,184   200,000     108,025    108,025   200,000
 28    73       4,162        0              0         0         0     47,887     47,887   200,000     113,185    113,185   200,000
 29    74       4,162        0              0         0         0     43,186     43,186   200,000     118,451    118,451   200,000
 30    75       4,162        0              0         0         0     36,758     36,758   200,000     128,830    123,830   200,000

 31    76       4,162        0              0         0         0     28,109     28,109   200,000     129,463    129,463   200,000
 32    77       4,162        0              0         0         0     16,708     16,708   200,000     135,312    135,312   200,000
 33    78       4,162        0              0         0         0      1,912      1,912   200,000     141,426    141,426   200,000
 34    79       4,162        0              0         0         0          0          0         0     147,458    147,458   200,000
 35    80       4,162        0              0         0         0          0          0         0     153,856    153,856   200,000
 36    81       4,162        0              0         0         0          0          0         0     160,854    160,854   200,000
 37    82       4,162        0              0         0         0          0          0         0     168,634    168,634   200,000
 38    83       4,162        0              0         0         0          0          0         0     177,850    177,850   200,000
 39    84       4,162        0              0         0         0          0          0         0     188,705    188,705   200,000
 40    85       4,162        0              0         0         0          0          0         0     200,739    200,739   210,776

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                               CURRENT CHARGES
                                     -----------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------    -----   --------
 41    86      4,162         0           0         0        0           0         0        0        213,137    213,137  223,794
 42    87      4,162         0           0         0        0           0         0        0        225,860    225,860  237,153
 43    88      4,162         0           0         0        0           0         0        0        238,911    238,911  250,856
 44    89      4,162         0           0         0        0           0         0        0        252,268    252,268  264,881
 45    90      4,162         0           0         0        0           0         0        0        265,913    265,913  279,208
 46    91      4,162         0           0         0        0           0         0        0        279,780    279,780  293,769
 47    92      4,162         0           0         0        0           0         0        0        294,692    294,692  306,479
 48    93      4,162         0           0         0        0           0         0        0        310,854    310,854  320,179
 49    94      4,162         0           0         0        0           0         0        0        328,507    328,507  335,078
 50    95      4,162         0           0         0        0           0         0        0        347,940    347,940  351,420

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     4,162         0         0       0          818      2,901  200,000
  2    47     4,162         0         0       0        3,716      6,155  200,000
  3    48     4,162         0         0       0        5,516      9,430  200,000
  4    49     4,162         0         0       0        8,793     12,707  200,000
  5    50     4,162         0         0       0       12,124     16,038  200,000
  6    51     4,162         0         0       0       15,885     19,407  200,000
  7    52     4,162         0         0       0       19,691     22,821  200,000
  8    53     4,162         0         0       0       23,592     26,332  200,000
  9    54     4,162         0         0       0       27,556     29,904  200,000
 10    55     4,162         0         0       0       31,570     33,527  200,000

 11    56     4,162         0         0       0       35,803     37,369  200,000
 12    57     4,162         0         0       0       40,118     41,292  200,000
 13    58     4,162         0         0       0       44,354     45,137  200,000
 14    59     4,162         0         0       0       48,711     49,102  200,000
 15    60     4,162         0         0       0       53,148     53,148  200,000
 16    61     4,162         0         0       0       57,289     57,289  200,000
 17    62     4,162         0         0       0       61,457     61,457  200,000
 18    63     4,162         0         0       0       65,652     65,652  200,000
 19    64     4,162         0         0       0       69,893     69,893  200,000
 20    65     4,162         0         0       0       74,248     74,248  200,000

 21    66     4,162         0         0       0       78,783     78,783  200,000
 22    67     4,162         0         0       0       83,455     83,455  200,000
 23    68     4,162         0         0       0       88,252     88,252  200,000
 24    69     4,162         0         0       0       93,124     93,124  200,000
 25    70     4,162         0         0       0       98,018     98,018  200,000
 26    71     4,162         0         0       0      102,997    102,997  200,000
 27    72     4,162         0         0       0      108,025    108,025  200,000
 28    73     4,162         0         0       0      113,185    113,185  200,000
 29    74     4,162         0         0       0      118,451    118,451  200,000
 30    75     4,162         0         0       0      123,830    123,830  200,000

 31    76     4,162         0         0       0      129,463    129,463  200,000
 32    77     4,162         0         0       0      135,312    135,312  200,000
 33    78     4,162         0         0       0      141,426    141,426  200,000
 34    79     4,162         0         0       0      147,458    147,458  200,000
 35    80     4,162         0         0       0      153,856    153,856  200,000
 36    81     4,162         0         0       0      160,854    160,854  200,000
 37    82     4,162         0         0       0      168,634    168,634  200,000
 38    83     4,162         0         0       0      177,850    177,850  200,000
 39    84     4,162         0         0       0      188,705    188,705  200,000
 40    85     4,162         0         0       0      200,739    200,739  210,776

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    86     4,162         0         0       0      213,137    213,137  223,794
 42    87     4,162         0         0       0      225,860    225,860  237,153
 43    88     4,162         0         0       0      238,911    238,911  250,856
 44    89     4,162         0         0       0      252,268    252,268  264,881
 45    90     4,162         0         0       0      265,913    265,913  279,208
 46    91     4,162         0         0       0      279,780    279,780  293,769
 47    92     4,162         0         0       0      294,692    294,692  306,479
 48    93     4,162         0         0       0      310,854    310,854  320,179
 49    94     4,162         0         0       0      328,507    328,507  335,078
 50    95     4,162         0         0       0      347,940    347,940  351,420

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     ----------------------------------------------------------------
                                          0.00% (-1.49% NET)               12.00% (10.42% NET)
                                     -----------------------------   --------------------------------
                (1)         (2)         (3)                 (5)         (6)                    (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----    --------
  1    46      4,162         0           622      2,704   200,000       1,015        3,097    200,000
  2    47      4,162         0         2,683      5,122   200,000       3,821        6,259    200,000
  3    48      4,162         0         3,492      7,405   200,000       5,741        9,654    200,000
  4    49      4,162         0         5,622      9,535   200,000       9,375       13,288    200,000
  5    50      4,162         0         7,603     11,516   200,000      13,281       17,194    200,000
  6    51      4,162         0         9,830     13,352   200,000      17,888       21,410    200,000
  7    52      4,162         0        11,894     15,025   200,000      22,823       25,954    200,000
  8    53      4,162         0        13,754     16,493   200,000      28,090       30,829    200,000
  9    54      4,162         0        15,414     17,762   200,000      33,738       36,086    200,000
 10    55      4,162         0        16,834     18,791   200,000      39,785       41,742    200,000

 11    56      4,162         0        18,228     19,794   200,000      46,654       48,219    200,000
 12    57      4,162         0        19,371     20,545   200,000      54,118       55,292    200,000
 13    58      4,162         0        20,242     21,025   200,000      62,258       63,041    200,000
 14    59      4,162         0        20,819     21,211   200,000      71,170       71,561    200,000
 15    60      4,162         0        21,101     21,101   200,000      80,987       80,987    200,000
 16    61      4,162         0        20,669     20,669   200,000      91,458       91,458    200,000
 17    62      4,162         0        19,847     19,847   200,000     103,117      103,117    200,000
 18    63      4,162         0        18,580     18,580   200,000     116,160      116,160    200,000
 19    64      4,162         0        16,812     16,812   200,000     130,830      130,830    200,000
 20    65      4,162         0        14,456     14,456   200,000     147,419      147,419    200,000

 21    66      4,162         0        11,503     11,503   200,000     166,399      166,399    200,000
 22    67      4,162         0         7,832      7,832   200,000     187,659      187,659    223,314
 23    68      4,162         0         3,348      3,448   200,000     211,019      211,019    249,003
 24    69      4,162         0             0          0         0     236,703      236,703    276,943
 25    70      4,162         0             0          0         0     264,935      264,935    307,324
 26    71      4,162         0             0          0         0     295,962      295,962    340,356
 27    72      4,162         0             0          0         0     330,269      330,269    373,204
 28    73      4,162         0             0          0         0     368,260      368,260    408,768
 29    74      4,162         0             0          0         0     410,425      410,425    447,363
 30    75      4,162         0             0          0         0     457,360      457,360    489,375

 31    76      4,162         0             0          0         0     509,767      509,767    535,256
 32    77      4,162         0             0          0         0     567,445      567,445    595,818
 33    78      4,162         0             0          0         0     630,891      630,891    662,436
 34    79      4,162         0             0          0         0     700,656      700,656    735,688
 35    80      4,162         0             0          0         0     777,319      777,319    816,185
 36    81      4,162         0             0          0         0     861,495      861,495    904,570
 37    82      4,162         0             0          0         0     953,839      953,839  1,001,530
 38    83      4,162         0             0          0         0    1,055,018   1,055,018  1,107,769
 39    84      4,162         0             0          0         0    1,165,735   1,165,735  1,224,022
 40    85      4,162         0             0          0         0    1,286,751   1,286,751  1,351,089

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
  1      1,015        3,097    200,000
  2      4,311        6,750    200,000
  3      6,744       10,657    200,000
  4     10,916       14,829    200,000
  5     15,435       19,349    200,000
  6     20,715       24,238    200,000
  7     26,414       29,545    200,000
  8     32,629       35,368    200,000
  9     39,383       41,731    200,000
 10     46,729       48,686    200,000
 11     55,018       56,583    200,000
 12     64,135       65,309    200,000
 13     74,053       74,836    200,000
 14     85,067       85,459    200,000
 15     97,294       97,294    200,000
 16    110,526      110,526    200,000
 17    125,321      125,321    200,000
 18    141,931      141,931    200,000
 19    160,668      160,668    200,000
 20    181,641      181,641    221,601
 21    204,902      204,902    245,883
 22    230,561      230,561    274,367
 23    258,853      258,853    305,446
 24    290,022      290,022    339,326
 25    324,330      324,330    376,223
 26    362,121      362,121    416,439
 27    403,906      403,906    456,414
 28    450,215      450,215    499,739
 29    501,601      501,601    546,745
 30    558,732      558,732    597,843
 31    622,462      622,462    653,585
 32    692,728      692,728    727,365
 33    770,135      770,135    808,642
 34    855,015      855,015    897,766
 35    948,238      948,238    995,650
 36   1,050,589   1,050,589  1,103,119
 37   1,162,757   1,162,757  1,220,895
 38   1,286,260   1,286,260  1,350,573
 39   1,421,644   1,421,644  1,492,726
 40   1,569,747   1,569,747  1,648,235

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    86      4,162         0           0         0        0       1,418,892   1,418,892  1,489,837
 42    87      4,162         0           0         0        0       1,563,072   1,563,072  1,641,226
 43    88      4,162         0           0         0        0       1,720,278   1,720,278  1,806,292
 44    89      4,162         0           0         0        0       1,891,421   1,891,421  1,985,992
 45    90      4,162         0           0         0        0       2,077,580   2,077,580  2,181,459
 46    91      4,162         0           0         0        0       2,279,877   2,279,877  2,393,871
 47    92      4,162         0           0         0        0       2,506,417   2,506,417  2,606,674
 48    93      4,162         0           0         0        0       2,761,288   2,761,288  2,844,126
 49    94      4,162         0           0         0        0       3,049,260   3,049,260  3,110,246
 50    95      4,162         0           0         0        0       3,376,524   3,376,524  3,410,289

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41   1,731,698   1,731,698  1,818,283
 42   1,908,344   1,908,344  2,003,761
 43   2,100,957   2,100,957  2,206,004
 44   2,310,665   2,310,665  2,426,198
 45   2,538,701   2,538,701  2,665,636
 46   2,785,912   2,785,912  2,925,207
 47   3,062,347   3,062,347  3,184,841
 48   3,373,126   3,373,126  3,474,319
 49   3,724,447   3,724,447  3,798,936
 50   4,123,913   4,123,913  4,165,152

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    46     4,162         0         0       0        1,015        3,097    200,000
  2    47     4,162         0         0       0        4,311        6,750    200,000
  3    48     4,162         0         0       0        6,744       10,657    200,000
  4    49     4,162         0         0       0       10,916       14,829    200,000
  5    50     4,162         0         0       0       15,435       19,349    200,000
  6    51     4,162         0         0       0       20,715       24,238    200,000
  7    52     4,162         0         0       0       26,414       29,545    200,000
  8    53     4,162         0         0       0       32,629       35,368    200,000
  9    54     4,162         0         0       0       39,383       41,731    200,000
 10    55     4,162         0         0       0       46,729       48,686    200,000

 11    56     4,162         0         0       0       55,018       56,583    200,000
 12    57     4,162         0         0       0       64,135       65,309    200,000
 13    58     4,162         0         0       0       74,053       74,836    200,000
 14    59     4,162         0         0       0       85,067       85,459    200,000
 15    60     4,162         0         0       0       97,294       97,294    200,000
 16    61     4,162         0         0       0      110,526      110,526    200,000
 17    62     4,162         0         0       0      125,321      125,321    200,000
 18    63     4,162         0         0       0      141,931      141,931    200,000
 19    64     4,162         0         0       0      160,668      160,668    200,000
 20    65     4,162         0         0       0      181,641      181,641    221,601

 21    66     4,162         0         0       0      204,902      204,902    245,883
 22    67     4,162         0         0       0      230,561      230,561    274,367
 23    68     4,162         0         0       0      258,853      258,853    305,446
 24    69     4,162         0         0       0      290,022      290,022    339,326
 25    70     4,162         0         0       0      324,330      324,330    376,223
 26    71     4,162         0         0       0      362,121      362,121    416,439
 27    72     4,162         0         0       0      403,906      403,906    456,414
 28    73     4,162         0         0       0      450,215      450,215    499,739
 29    74     4,162         0         0       0      501,601      501,601    546,745
 30    75     4,162         0         0       0      558,732      558,732    597,843

 31    76     4,162         0         0       0      622,462      622,462    653,585
 32    77     4,162         0         0       0      692,728      692,728    727,365
 33    78     4,162         0         0       0      770,135      770,135    806,642
 34    79     4,162         0         0       0      855,015      855,015    897,766
 35    80     4,162         0         0       0      948,238      948,238    995,650
 36    81     4,162         0         0       0     1,050,589   1,050,589  1,103,119
 37    82     4,162         0         0       0     1,162,757   1,162,757  1,220,895
 38    83     4,162         0         0       0     1,286,260   1,286,260  1,350,573
 39    84     4,162         0         0       0     1,421,644   1,421,644  1,492,726
 40    85     4,162         0         0       0     1,569,747   1,569,747  1,648,235

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

           ALLOCATION OF VALUES

FOR:                                                 MONY EQUITYMASTER                     SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                   FLEXIBLE PREMIUM VARIABLE LIFE                   INITIAL DEATH BENEFIT =
TABLE: 0                                                 TO AGE 95                                    SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00       THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                     DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     4,162         0         0       0     1,731,698   1,731,698  1,818,283
 42    87     4,162         0         0       0     1,908,344   1,908,344  2,003,761
 43    88     4,162         0         0       0     2,100,957   2,100,957  2,206,004
 44    89     4,162         0         0       0     2,310,665   2,310,665  2,426,198
 45    90     4,162         0         0       0     2,538,701   2,538,701  2,665,636
 46    91     4,162         0         0       0     2,785,912   2,785,912  2,925,207
 47    92     4,162         0         0       0     3,062,347   3,062,347  3,184,841
 48    93     4,162         0         0       0     3,373,126   3,373,126  3,474,319
 49    94     4,162         0         0       0     3,724,447   3,724,447  3,798,936
 50    95     4,162         0         0       0     4,123,913   4,123,913  4,165,152

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36           INITIAL GUIDELINE ANNUAL: $4,697.10             INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                         MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                         TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
1ST YR ANNUAL PREMIUM = 3,088.00  THE MUTUAL LIFE INSURANCE COMPANY OF NEW
                                                    YORK
                                             DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                              CURRENT CHARGES
                                     ------------------------------------------------------------   ----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)             0.00% (-1.49% NET)
                                     -----------------------------   ----------------------------   ----------------------------
                (1)         (2)         (3)                 (5)         (6)                (8)         (9)                (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)   BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----   --------   ---------   -----   --------
  1    46      3,088         0           347      2,150   202,150        347      2,150  202,150        347      2,150  202,150
  2    47      3,088         0         1,578      4,184   204,184      1,578      4,184  204,184      1,888      4,493  204,493
  3    48      3,088         0         2,979      6,140   206,140      2,979      6,140  206,140      3,545      6,707  206,707
  4    49      3,088         0         4,834      7,996   207,996      4,834      7,996  207,996      5,607      8,769  208,769
  5    50      3,088         0         6,591      9,753   209,753      6,591      9,753  209,753      7,566     10,728  210,728
  6    51      3,088         0         8,566     11,412   211,412      8,566     11,412  211,412      9,694     12,539  212,539
  7    52      3,088         0        10,422     12,951   212,951     10,422     12,951  212,951     11,746     14,276  214,276
  8    53      3,088         0        12,159     14,372   214,372     12,159     14,372  214,372     13,725     15,939  215,939
  9    54      3,088         0        13,755     15,652   215,652     13,755     15,652  215,652     15,656     17,553  217,553
 10    55      3,088         0        15,214     16,795   216,795     15,214     16,795  216,795     17,515     19,096  219,096

 11    56      3,088         0        16,667     17,932   217,932     16,667     17,932  217,932     19,374     20,639  220,639
 12    57      3,088         0        17,941     18,890   218,890     17,941     18,890  218,890     21,027     21,976  221,976
 13    58      3,088         0        19,039     19,671   219,671     19,039     19,671  219,671     22,572     23,204  223,204
 14    59      3,088         0        19,938     20,254   220,254     19,938     20,254  220,254     24,032     24,348  224,348
 15    60      3,088         0        20,616     20,616   220,616     20,616     20,616  220,616     25,434     25,434  225,434
 16    61      3,088         0        20,736     20,736   220,736     20,736     20,736  220,736     26,436     26,436  226,436
 17    62      3,088         0        20,592     20,592   220,592     20,592     20,592  220,592     27,262     27,262  227,262
 18    63      3,088         0        20,187     20,187   220,187     20,187     20,187  22,0187     27,865     27,865  227,865
 19    64      3,088         0        19,428     19,428   219,428     19,428     19,428  219,428     28,318     28,318  228,318
 20    65      3,088         0        18,295     18,295   218,295     18,295     18,295  218,295     28,623     28,623  228,623

 21    66      3,088         0        16,804     16,804   216,804     16,804     16,804  216,804     28,796     28,796  228,796
 22    67      3,088         0        14,875     14,875   214,875     14,875     14,875  214,875     28,776     28,776  228,776
 23    68      3,088         0        12,464     12,464   212,464     12,464     12,464  212,464     28,518     28,518  228,518
 24    69      3,088         0         9,527      9,527   209,527      9,527      9,527  209,527     27,951     27,951  227,951
 25    70      3,088         0         6,047      6,047   206,047      6,047      6,047  206,047     27,009     27,009  227,009
 26    71      3,088         0         1,934      1,934   201,934      1,934      1,934  201,934     25,694     25,694  225,694
 27    72      3,088         0             0          0         0          0          0        0     23,915     23,915  223,915
 28    73      3,088         0             0          0         0          0          0        0     21,723     21,723  221,723
 29    74      3,088         0             0          0         0          0          0        0     18,981     18,981  218,981
 30    75      3,088         0             0          0         0          0          0        0     15,646     15,646  215,646

 31    76      3,088         0             0          0         0          0          0        0     11,747     11,747  211,747
 32    77      3,088         0             0          0         0          0          0        0      7,123      7,123  207,123
 33    78      3,088         0             0          0         0          0          0        0      1,662      1,662  201,662

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         347      2,150  202,150
  2    47     3,088         0         0       0       1,888      4,493  204,493
  3    48     3,088         0         0       0       3,545      6,707  206,707
  4    49     3,088         0         0       0       5,607      8,769  208,769
  5    50     3,088         0         0       0       7,566     10,728  210,728
  6    51     3,088         0         0       0       9,694     12,539  212,539
  7    52     3,088         0         0       0      11,746     14,276  214,276
  8    53     3,088         0         0       0      13,725     15,939  215,939
  9    54     3,088         0         0       0      15,656     17,553  217,553
 10    55     3,088         0         0       0      17,515     19,096  219,096

 11    56     3,088         0         0       0      19,374     20,639  220,639
 12    57     3,088         0         0       0      21,027     21,976  221,976
 13    58     3,088         0         0       0      22,572     23,204  223,204
 14    59     3,088         0         0       0      24,032     24,348  224,348
 15    60     3,088         0         0       0      25,434     25,434  225,434
 16    61     3,088         0         0       0      26,436     26,436  226,436
 17    62     3,088         0         0       0      27,262     27,262  227,262
 18    63     3,088         0         0       0      27,865     27,865  227,865
 19    64     3,088         0         0       0      28,318     28,318  228,318
 20    65     3,088         0         0       0      28,623     28,623  228,623

 21    66     3,088         0         0       0      28,796     28,796  228,796
 22    67     3,088         0         0       0      28,776     28,776  228,776
 23    68     3,088         0         0       0      28,518     28,518  228,518
 24    69     3,088         0         0       0      27,951     27,951  227,951
 25    70     3,088         0         0       0      27,009     27,009  227,009
 26    71     3,088         0         0       0      25,694     25,694  225,694
 27    72     3,088         0         0       0      23,915     23,915  223,915
 28    73     3,088         0         0       0      21,723     21,723  221,723
 29    74     3,088         0         0       0      18,981     18,981  218,981
 30    75     3,088         0         0       0      15,646     15,646  215,646

 31    76     3,088         0         0       0      11,747     11,747  211,747
 32    77     3,088         0         0       0       7,123      7,123  207,123
 33    78     3,088         0         0       0       1,662      1,662  201,662

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT


FOR:                                              MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                  PLUS FUND VALUE
                                                  DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    46      3,088         0           347      2,150   202,150        497      2,300   202,300        497      2,300   202,300
  2    47      3,088         0         1,578      4,184   204,184      2,010      4,616   204,616      2,329      4,935   204,935
  3    48      3,088         0         2,979      6,140   206,140      3,824      6,986   206,986      4,429      7,590   207,590
  4    49      3,088         0         4,834      7,996   207,996      6,227      9,389   209,389      7,079     10,241   210,241
  5    50      3,088         0         6,591      9,753   209,753      8,663     11,825   211,825      9,774     12,936   212,936
  6    51      3,088         0         8,566     11,412   211,412     11,450     14,295   214,295     12,783     15,629   215,629
  7    52      3,088         0        10,422     12,951   212,951     14,249     16,778   216,778     15,863     18,392   218,392
  8    53      3,088         0        12,159     14,372   214,372     17,061     19,274   219,274     19,017     21,230   221,230
  9    54      3,088         0        13,755     15,652   215,652     19,861     21,758   221,758     22,273     24,170   224,170
 10    55      3,088         0        15,214     16,795   216,795     22,649     24,230   224,230     25,611     27,192   227,192

 11    56      3,088         0        16,667     17,932   217,932     25,602     26,867   226,867     29,156     30,421   230,421
 12    57      3,088         0        17,941     18,890   218,890     28,515     29,463   229,463     32,665     33,613   233,613
 13    58      3,088         0        19,039     19,671   219,671     31,384     32,017   232,017     36,234     36,866   236,866
 14    59      3,088         0        19,938     20,254   220,254     34,184     34,500   234,500     39,891     40,207   240,207
 15    60      3,088         0        20,616     20,616   220,616     36,885     36,885   236,885     43,666     43,666   243,666
 16    61      3,088         0        20,736     20,736   220,736     39,143     39,143   239,143     47,223     47,223   247,223
 17    62      3,088         0        20,592     20,592   220,592     41,243     41,243   241,243     50,785     50,785   250,785
 18    63      3,088         0        20,187     20,187   220,187     43,176     43,176   243,176     54,303     54,303   254,303
 19    64      3,088         0        19,428     19,428   219,428     44,836     44,836   244,836     57,849     57,849   257,849
 20    65      3,088         0        18,295     18,295   218,295     46,184     46,184   246,184     61,423     61,423   261,423

 21    66      3,088         0        16,804     16,804   216,804     47,221     47,221   247,221     65,044     65,044   265,044
 22    67      3,088         0        14,875     14,875   214,875     47,841     47,841   247,841     68,648     68,648   268,648
 23    68      3,088         0        12,464     12,464   212,464     47,975     47,975   247,975     72,185     72,185   272,185
 24    69      3,088         0         9,527      9,527   209,527     47,549     47,549   247,549     75,578     75,578   275,578
 25    70      3,088         0         6,047      6,047   206,047     46,510     46,510   246,510     78,747     78,747   278,747
 26    71      3,088         0         1,934      1,934   201,934     44,729     44,729   244,729     81,679     81,679   281,679
 27    72      3,088         0             0          0         0     41,947     41,947   241,947     84,264     84,264   284,264
 28    73      3,088         0             0          0         0     38,238     38,238   238,238     86,534     86,534   286,534
 29    74      3,088         0             0          0         0     33,334     33,334   233,334     88,327     88,327   288,327
 30    75      3,088         0             0          0         0     27,003     27,003   227,003     89,568     89,568   289,568

 31    76      3,088         0             0          0         0     19,074     19,074   219,074     90,255     90,255   290,255
 32    77      3,088         0             0          0         0      9,394      9,394   209,394     90,187     90,187   290,187
 33    78      3,088         0             0          0         0          0          0         0     89,205     89,205   289,205
 34    79      3,088         0             0          0         0          0          0         0     86,300     86,300   286,300
 35    80      3,088         0             0          0         0          0          0         0     81,920     81,920   281,920
 36    81      3,088         0             0          0         0          0          0         0     75,966     75,966   275,966
 37    82      3,088         0             0          0         0          0          0         0     68,064     68,064   268,064
 38    83      3,088         0             0          0         0          0          0         0     59,250     59,250   259,250
 39    84      3,088         0             0          0         0          0          0         0     48,543     48,543   248,543
 40    85      3,088         0             0          0         0          0          0         0     35,478     35,478   235,478

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                         GUARANTEED CHARGES                              CURRENT CHARGES
                                     -----------------------------------------------------------   ----------------------------
                                          0.00% (-1.49% NET)             6.00% (4.46% NET)              6.00% (4.46% NET)
                                     ----------------------------   ----------------------------   ----------------------------
                (1)         (2)         (3)                (5)         (6)                (8)         (9)                (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)   BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON       FUND    PAYABLE       ON        FUND   PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----   --------   ---------   -----   --------
 41    86      3,088         0           0         0        0           0         0        0        19,938     19,938  219,938
 42    87      3,088         0           0         0        0           0         0        0         1,381      1,381  201,381

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         6.00% (4.46% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    46     3,088         0         0       0         497      2,300  202,300
  2    47     3,088         0         0       0       2,329      4,935  204,935
  3    48     3,088         0         0       0       4,429      7,590  207,590
  4    49     3,088         0         0       0       7,079     10,241  210,241
  5    50     3,088         0         0       0       9,774     12,936  212,936
  6    51     3,088         0         0       0      12,783     15,629  215,629
  7    52     3,088         0         0       0      15,863     18,392  218,392
  8    53     3,088         0         0       0      19,017     21,230  221,230
  9    54     3,088         0         0       0      22,273     24,170  224,170
 10    55     3,088         0         0       0      25,611     27,192  227,192

 11    56     3,088         0         0       0      29,156     30,421  230,421
 12    57     3,088         0         0       0      32,665     33,613  233,613
 13    58     3,088         0         0       0      36,234     36,866  236,866
 14    59     3,088         0         0       0      39,891     40,207  240,207
 15    60     3,088         0         0       0      43,666     43,666  243,666
 16    61     3,088         0         0       0      47,223     47,223  247,223
 17    62     3,088         0         0       0      50,785     50,785  250,785
 18    63     3,088         0         0       0      54,303     54,303  254,303
 19    64     3,088         0         0       0      57,849     57,849  257,849
 20    65     3,088         0         0       0      61,423     61,423  261,423

 21    66     3,088         0         0       0      65,044     65,044  265,044
 22    67     3,088         0         0       0      68,648     68,648  268,648
 23    68     3,088         0         0       0      72,185     72,185  272,185
 24    69     3,088         0         0       0      75,578     75,578  275,578
 25    70     3,088         0         0       0      78,747     78,747  278,747
 26    71     3,088         0         0       0      81,679     81,679  281,679
 27    72     3,088         0         0       0      84,264     84,264  284,264
 28    73     3,088         0         0       0      86,534     86,534  286,534
 29    74     3,088         0         0       0      88,327     88,327  288,327
 30    75     3,088         0         0       0      89,568     89,568  289,568

 31    76     3,088         0         0       0      90,255     90,255  290,255
 32    77     3,088         0         0       0      90,187     90,187  290,187
 33    78     3,088         0         0       0      89,205     89,205  289,205
 34    79     3,088         0         0       0      86,300     86,300  286,300
 35    80     3,088         0         0       0      81,920     81,920  281,920
 36    81     3,088         0         0       0      75,966     75,966  275,966
 37    82     3,088         0         0       0      68,064     68,064  268,064
 38    83     3,088         0         0       0      59,250     59,250  259,250
 39    84     3,088         0         0       0      48,543     48,543  248,543
 40    85     3,088         0         0       0      35,478     35,478  235,478

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         6.00% (4.46% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
 41    86     3,088         0         0       0      19,938     19,938  219,938
 42    87     3,088         0         0       0       1,381      1,381  201,381

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     --------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     -----------------------------   ------------------------------
                (1)         (2)         (3)                 (5)         (6)                  (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)     BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----    --------
  1    46      3,088         0           347      2,150   202,150         647      2,450   202,450
  2    47      3,088         0         1,578      4,184   204,184       2,460      5,066   205,066
  3    48      3,088         0         2,979      6,140   206,140       4,743      7,904   207,904
  4    49      3,088         0         4,834      7,996   207,996       7,801     10,962   210,962
  5    50      3,088         0         6,591      9,753   209,753      11,101     14,263   214,263
  6    51      3,088         0         8,566     11,412   211,412      14,986     17,831   217,831
  7    52      3,088         0        10,422     12,951   212,951      19,141     21,670   221,670
  8    53      3,088         0        12,159     14,372   214,372      23,595     25,808   225,808
  9    54      3,088         0        13,755     15,652   215,652      28,353     30,250   230,250
 10    55      3,088         0        15,214     16,795   216,795      33,447     35,028   235,028

 11    56      3,088         0        16,667     17,932   217,932      39,161     40,426   240,426
 12    57      3,088         0        17,941     18,890   218,890      45,289     46,238   246,238
 13    58      3,088         0        19,039     19,671   219,671      51,877     52,510   252,510
 14    59      3,088         0        19,938     20,254   220,254      58,950     59,267   259,267
 15    60      3,088         0        20,616     20,616   220,616      66,536     66,536   266,536
 16    61      3,088         0        20,736     20,736   220,736      74,349     74,349   274,349
 17    62      3,088         0        20,592     20,592   220,592      82,740     82,740   282,740
 18    63      3,088         0        20,187     20,187   220,187      91,773     91,773   291,773
 19    64      3,088         0        19,428     19,428   219,428     101,415    101,415   301,415
 20    65      3,088         0        18,295     18,295   218,295     111,709    111,709   311,709

 21    66      3,088         0        16,804     16,804   216,804     122,744    122,744   322,744
 22    67      3,088         0        14,875     14,875   214,875     134,506    134,506   334,506
 23    68      3,088         0        12,464     12,464   212,464     147,026    147,026   347,026
 24    69      3,088         0         9,527      9,527   209,527     160,335    160,335   360,335
 25    70      3,088         0         6,047      6,047   206,047     174,495    174,495   374,495
 26    71      3,088         0         1,934      1,934   201,934     189,497    189,497   389,497
 27    72      3,088         0             0          0         0     205,206    205,206   405,206
 28    73      3,088         0             0          0         0     221,825    221,825   421,825
 29    74      3,088         0             0          0         0     239,226    239,226   439,226
 30    75      3,088         0             0          0         0     257,317    257,317   457,317

 31    76      3,088         0             0          0         0     276,072    276,072   476,072
 32    77      3,088         0             0          0         0     295,488    295,488   495,488
 33    78      3,088         0             0          0         0     315,560    315,560   515,560
 34    79      3,088         0             0          0         0     336,285    336,285   536,285
 35    80      3,088         0             0          0         0     357,633    357,633   557,633
 36    81      3,088         0             0          0         0     379,495    379,495   579,495
 37    82      3,088         0             0          0         0     401,723    401,723   601,723
 38    83      3,088         0             0          0         0     424,027    424,027   624,027
 39    84      3,088         0             0          0         0     446,111    446,111   646,111
 40    85      3,088         0             0          0         0     467,671    467,671   667,671

              CURRENT CHARGES
      -------------------------------
            12.00% (10.42% NET)
      -------------------------------
         (9)                  (11)
END     VALUE      (10)      BENEFIT
 OF      ON        FUND      PAYABLE
YEAR  SURRENDER    VALUE    AT DEATH
----  ---------    -----    --------
  1        647      2,450     202,450
  2      2,790      5,395     205,395
  3      5,385      8,547     208,547
  4      8,738     11,900     211,900
  5     12,364     15,526     215,526
  6     16,558     19,403     219,403
  7     21,105     23,634     223,634
  8     26,042     28,255     228,255
  9     31,435     33,332     233,332
 10     37,306     38,887     238,887
 11     43,901     45,165     245,165
 12     50,981     51,929     251,929
 13     58,701     59,334     259,334
 14     67,158     67,474     267,474
 15     76,458     76,458     276,458
 16     86,350     86,350     286,350
 17     97,150     97,150     297,150
 18    108,907    108,907     308,907
 19    121,801    121,801     321,801
 20    135,958    135,958     335,958
 21    151,533    151,533     351,533
 22    168,614    168,614     368,614
 23    187,315    187,315     387,315
 24    207,737    207,737     407,737
 25    229,994    229,994     429,994
 26    254,287    254,287     454,287
 27    280,737    280,737     480,737
 28    309,632    309,632     509,632
 29    341,087    341,087     541,087
 30    375,334    375,334     575,334
 31    412,703    412,703     612,703
 32    453,360    453,360     653,360
 33    497,537    497,537     697,537
 34    544,631    544,631     744,631
 35    595,521    595,521     795,521
 36    650,597    650,597     850,597
 37    710,015    710,015     910,015
 38    775,418    775,418     975,418
 39    846,498    846,498   1,046,498
 40    923,498    923,498   1,123,498

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES
                                     -------------------------------------------------------------
                                          0.00% (-1.49% NET)             12.00% (10.42% NET)
                                     ----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                  (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE       (7)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------    -----    --------
 41    86      3,088         0           0         0        0        488,422    488,422   688,422
 42    87      3,088         0           0         0        0        508,096    508,096   708,096
 43    88      3,088         0           0         0        0        526,448    526,448   726,448
 44    89      3,088         0           0         0        0        543,207    543,207   743,207
 45    90      3,088         0           0         0        0        558,096    558,096   758,096
 46    91      3,088         0           0         0        0        570,706    570,706   770,706
 47    92      3,088         0           0         0        0        580,508    580,508   700,508
 48    93      3,088         0           0         0        0        586,788    586,788   786,788
 49    94      3,088         0           0         0        0        588,498    588,498   788,498
 50    95      3,088         0           0         0        0        583,537    583,537   783,537

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
 41   1,007,067   1,007,067   1,207,067
 42   1,097,494   1,097,494   1,297,494
 43   1,195,581   1,195,581   1,395,581
 44   1,301,967   1,301,967   1,501,967
 45   1,417,383   1,417,383   1,617,383
 46   1,542,288   1,542,288   1,742,288
 47   1,676,681   1,676,681   1,876,681
 48   1,819,724   1,819,724   2,019,724
 49   1,971,856   1,971,856   2,171,856
 50   2,133,059   2,133,059   2,333,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                         12.00% (10.42% NET)
                                                    ------------------------------
END                    UNSCHEDULED                                        BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    46     3,088         0         0       0          647      2,450    202,450
  2    47     3,088         0         0       0        2,790      5,395    205,395
  3    48     3,088         0         0       0        5,385      8,547    208,547
  4    49     3,088         0         0       0        8,738     11,900    211,900
  5    50     3,088         0         0       0       12,364     15,526    215,526
  6    51     3,088         0         0       0       16,558     19,403    219,403
  7    52     3,088         0         0       0       21,105     23,634    223,634
  8    53     3,088         0         0       0       26,042     28,255    228,255
  9    54     3,088         0         0       0       31,435     33,332    233,332
 10    55     3,088         0         0       0       37,306     38,887    238,887

 11    56     3,088         0         0       0       43,901     45,165    245,165
 12    57     3,088         0         0       0       50,981     51,929    251,929
 13    58     3,088         0         0       0       58,701     59,334    259,334
 14    59     3,088         0         0       0       67,158     67,474    267,474
 15    60     3,088         0         0       0       76,458     76,458    276,458
 16    61     3,088         0         0       0       86,350     86,350    286,350
 17    62     3,088         0         0       0       97,150     97,150    297,150
 18    63     3,088         0         0       0      108,907    108,907    308,907
 19    64     3,088         0         0       0      121,801    121,801    321,801
 20    65     3,088         0         0       0      135,958    135,958    335,958

 21    66     3,088         0         0       0      151,533    151,533    351,533
 22    67     3,088         0         0       0      168,614    168,614    368,614
 23    68     3,088         0         0       0      187,315    187,315    387,315
 24    69     3,088         0         0       0      207,737    207,737    407,737
 25    70     3,088         0         0       0      229,994    229,994    429,994
 26    71     3,088         0         0       0      254,287    254,287    454,287
 27    72     3,088         0         0       0      280,737    280,737    480,737
 28    73     3,088         0         0       0      309,632    309,632    509,632
 29    74     3,088         0         0       0      341,087    341,087    541,087
 30    75     3,088         0         0       0      375,334    375,334    575,334

 31    76     3,088         0         0       0      412,703    412,703    612,703
 32    77     3,088         0         0       0      453,360    453,360    653,360
 33    78     3,088         0         0       0      497,537    497,537    697,537
 34    79     3,088         0         0       0      544,631    544,431    744,631
 35    80     3,088         0         0       0      595,521    595,521    795,521
 36    81     3,088         0         0       0      650,597    650,597    850,597
 37    82     3,088         0         0       0      710,015    710,015    910,015
 38    83     3,088         0         0       0      775,418    775,418    975,418
 39    84     3,088         0         0       0      846,498    844,498  1,046,498
 40    85     3,088         0         0       0      923,498    923,498  1,123,498

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    86     3,088         0         0       0     1,007,067   1,007,067  1,207,067
 42    87     3,088         0         0       0     1,097,494   1,097,494  1,297,494
 43    88     3,088         0         0       0     1,195,581   1,195,581  1,395,581
 44    89     3,088         0         0       0     1,301,967   1,301,967  1,501,967
 45    90     3,088         0         0       0     1,417,383   1,417,383  1,617,383
 46    91     3,088         0         0       0     1,542,288   1,542,288  1,742,288
 47    92     3,088         0         0       0     1,676,681   1,676,681  1,876,681
 48    93     3,088         0         0       0     1,819,724   1,819,724  2,019,724
 49    94     3,088         0         0       0     1,971,856   1,971,856  2,171,856
 50    95     3,088         0         0       0     2,133,059   2,133,059  2,333,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12           INITIAL GUIDELINE ANNUAL: $7,915.78             INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    36      1,646         0             0        888   200,000          0        888   200,000          0        888   200,000
  2    37      1,646         0           343      1,968   200,000        343       1968   200,000        437      2,062   200,000
  3    38      1,646         0           775      3,010   200,000        775      3,010   200,000        985      3,220   200,000
  4    39      1,646         0         1,780      4,015   200,000      1,780      4,015   200,000      2,081      4,315   200,000
  5    40      1,646         0         2,749      4,984   200,000      2,749      4,984   200,000      3,139      5,373   200,000
  6    41      1,646         0         3,906      5,917   200,000      3,906      5,917   200,000      4,360      6,371   200,000
  7    42      1,646         0         5,005      6,793   200,000      5,005      6,793   200,000      5,545      7,332   200,000
  8    43      1,646         0         6,071      7,635   200,000      6,071      7,635   200,000      6,718      8,282   200,000
  9    44      1,646         0         7,080      8,421   200,000      7,080      8,421   200,000      7,855      9,196   200,000
 10    45      1,646         0         8,035      9,152   200,000      8,035      9,152   200,000      8,959     10,076   200,000

 11    46      1,646         0         9,019      9,913   200,000      9,019      9,913   200,000     10,072     10,966   200,000
 12    47      1,646         0         9,953     10,623   200,000      9,953     10,623   200,000     11,135     11,805   200,000
 13    48      1,646         0        10,838     11,285   200,000     10,838     11,285   200,000     12,168     12,615   200,000
 14    49      1,646         0        11,651     11,874   200,000     11,651     11,874   200,000     13,152     13,375   200,000
 15    50      1,646         0        12,394     12,394   200,000     12,394     12,394   200,000     14,086     14,086   200,000
 16    51      1,646         0        12,843     12,843   200,000     12,843     12,843   200,000     14,748     14,748   200,000
 17    52      1,646         0        13,201     13,201   200,000     13,201     13,201   200,000     15,339     15,339   200,000
 18    53      1,646         0        13,469     13,469   200,000     13,469     13,469   200,000     15,884     15,884   200,000
 19    54      1,646         0        13,624     13,624   200,000     13,624     13,624   200,000     16,381     16,381   200,000
 20    55      1,646         0        13,668     13,668   200,000     13,668     13,668   200,000     16,854     16,854   200,000

 21    56      1,646         0        13,611     13,611   200,000     13,611     13,611   200,000     17,335     17,335   200,000
 22    57      1,646         0        13,399     13,399   200,000     13,399     13,399   200,000     17,727     17,727   200,000
 23    58      1,646         0        13,031     13,031   200,000     13,031     13,031   200,000     18,009     18,009   200,000
 24    59      1,646         0        12,484     12,484   200,000     12,484     12,484   200,000     18,181     18,181   200,000
 25    60      1,646         0        11,736     11,736   200,000     11,736     11,736   200,000     18,222     18,222   200,000
 26    61      1,646         0        10,761     10,761   200,000     10,761     10,761   200,000     18,134     18,134   200,000
 27    62      1,646         0         9,534      9,534   200,000      9,534      9,534   200,000     17,893     17,893   200,000
 28    63      1,646         0         8,050      8,050   200,000      8,050      8,050   200,000     17,479     17,479   200,000
 29    64      1,646         0         6,213      6,213   200,000      6,213      6,213   200,000     16,913     16,913   200,000
 30    65      1,646         0         3,989      3,989   200,000      3,989      3,989   200,000     16,193     16,193   200,000

 31    66      1,646         0         1,320      1,320   200,000      1,320      1,320   200,000     15,296     15,296   200,000
 32    67      1,646         0             0          0         0          0          0         0     14,220     14,220   200,000
 33    68      1,646         0             0          0         0          0          0         0     12,918     12,918   200,000
 34    69      1,646         0             0          0         0          0          0         0     11,317     11,317   200,000
 35    70      1,646         0             0          0         0          0          0         0      9,344      9,344   200,000
 36    71      1,646         0             0          0         0          0          0         0      6,988      6,988   200,000
 37    72      1,646         0             0          0         0          0          0         0      4,143      4,143   200,000
 38    73      1,646         0             0          0         0          0          0         0        836        836   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
  1    36     1,646         0         0       0           0        888  200,000
  2    37     1,646         0         0       0         437      2,062  200,000
  3    38     1,646         0         0       0         985      3,220  200,000
  4    39     1,646         0         0       0       2,081      4,315  200,000
  5    40     1,646         0         0       0       3,139      5,373  200,000
  6    41     1,646         0         0       0       4,360      6,371  200,000
  7    42     1,646         0         0       0       5,545      7,332  200,000
  8    43     1,646         0         0       0       6,718      8,282  200,000
  9    44     1,646         0         0       0       7,855      9,196  200,000
 10    45     1,646         0         0       0       8,959     10,076  200,000

 11    46     1,646         0         0       0      10,072     10,966  200,000
 12    47     1,646         0         0       0      11,135     11,805  200,000
 13    48     1,646         0         0       0      12,168     12,615  200,000
 14    49     1,646         0         0       0      13,152     13,375  200,000
 15    50     1,646         0         0       0      14,086     14,086  200,000
 16    51     1,646         0         0       0      14,748     14,748  200,000
 17    52     1,646         0         0       0      15,339     15,339  200,000
 18    53     1,646         0         0       0      15,884     15,884  200,000
 19    54     1,646         0         0       0      16,381     16,381  200,000
 20    55     1,646         0         0       0      16,854     16,854  200,000

 21    56     1,646         0         0       0      17,335     17,335  200,000
 22    57     1,646         0         0       0      17,727     17,727  200,000
 23    58     1,646         0         0       0      18,009     18,009  200,000
 24    59     1,646         0         0       0      18,181     18,181  200,000
 25    60     1,646         0         0       0      18,222     18,222  200,000
 26    61     1,646         0         0       0      18,134     18,134  200,000
 27    62     1,646         0         0       0      17,893     17,893  200,000
 28    63     1,646         0         0       0      17,479     17,479  200,000
 29    64     1,646         0         0       0      16,913     16,913  200,000
 30    65     1,646         0         0       0      16,193     16,193  200,000

 31    66     1,646         0         0       0      15,296     15,296  200,000
 32    67     1,646         0         0       0      14,220     14,220  200,000
 33    68     1,646         0         0       0      12,918     12,918  200,000
 34    69     1,646         0         0       0      11,317     11,317  200,000
 35    70     1,646         0         0       0       9,344      9,344  200,000
 36    71     1,646         0         0       0       6,988      6,988  200,000
 37    72     1,646         0         0       0       4,143      4,143  200,000
 38    73     1,646         0         0       0         836        836  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)               6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    36      1,646         0             0        888   200,000          0        960   200,000          0        960   200,000
  2    37      1,646         0           343      1,968   200,000        549      2,174   200,000        646      2,271   200,000
  3    38      1,646         0           775      3,010   200,000      1,186      3,420   200,000      1,408      3,663   200,000
  4    39      1,646         0         1,780      4,015   200,000      2,466      4,701   200,000      2,795      5,030   200,000
  5    40      1,646         0         2,749      4,984   200,000      3,783      6,017   200,000      4,222      6,457   200,000
  6    41      1,646         0         3,906      5,917   200,000      5,361      7,372   200,000      5,892      7,903   200,000
  7    42      1,646         0         5,005      6,793   200,000      6,956      8,743   200,000      7,606      9,393   200,000
  8    43      1,646         0         6,071      7,635   200,000      8,592     10,156   200,000      9,389     10,953   200,000
  9    44      1,646         0         7,080      8,421   200,000     10,249     11,590   200,000     11,222     12,563   200,000
 10    45      1,646         0         8,035      9,152   200,000     11,928     13,045   200,000     13,108     14,225   200,000

 11    46      1,646         0         9,019      9,913   200,000     13,741     14,634   200,000     15,120     16,014   200,000
 12    47      1,646         0         9,953     10,623   200,000     15,593     16,263   200,000     17,181     17,851   200,000
 13    48      1,646         0        10,838     11,285   200,000     17,487     17,934   200,000     19,317     19,764   200,000
 14    49      1,646         0        11,651     11,874   200,000     19,405     19,628   200,000     21,510     21,734   200,000
 15    50      1,646         0        12,394     12,394   200,000     21,348     21,348   200,000     23,765     23,765   200,000
 16    51      1,646         0        12,843     12,843   200,000     23,097     23,097   200,000     25,862     25,862   200,000
 17    52      1,646         0        13,201     13,201   200,000     24,855     24,855   200,000     28,008     28,008   200,000
 18    53      1,646         0        13,469     13,469   200,000     26,625     26,625   200,000     30,228     30,228   200,000
 19    54      1,646         0        13,624     13,624   200,000     28,388     28,388   200,000     32,527     32,527   200,000
 20    55      1,646         0        13,668     13,668   200,000     30,146     30,146   200,000     34,932     34,932   200,000

 21    56      1,646         0        13,611     13,611   200,000     31,916     31,916   200,000     37,483     37,483   200,000
 22    57      1,646         0        13,399     13,399   200,000     33,643     33,643   200,000     40,095     40,095   200,000
 23    58      1,646         0        13,031     13,031   200,000     35,330     35,330   200,000     42,755     42,755   200,000
 24    59      1,646         0        12,484     12,484   200,000     36,957     36,957   200,000     45,467     45,467   200,000
 25    60      1,646         0        11,736     11,736   200,000     38,503     38,503   200,000     48,220     48,220   200,000
 26    61      1,646         0        10,761     10,761   200,000     39,946     39,946   200,000     51,021     51,021   200,000
 27    62      1,646         0         9,534      9,534   200,000     41,265     41,265   200,000     53,857     53,857   200,000
 28    63      1,646         0         8,050      8,050   200,000     42,454     42,454   200,000     56,719     56,719   200,000
 29    64      1,646         0         6,213      6,213   200,000     43,431     43,431   200,000     59,630     59,630   200,000
 30    65      1,646         0         3,989      3,989   200,000     44,166     44,166   200,000     62,600     62,600   200,000

 31    66      1,646         0         1,320      1,320   200,000     44,606     44,606   200,000     65,619     65,619   200,000
 32    67      1,646         0             0          0         0     44,713     44,713   200,000     68,697     68,697   200,000
 33    68      1,646         0             0          0         0     44,424     44,424   200,000     71,812     71,812   200,000
 34    69      1,646         0             0          0         0     43,667     43,667   200,000     74,927     74,927   200,000
 35    70      1,646         0             0          0         0     42,382     42,382   200,000     78,007     78,007   200,000
 36    71      1,646         0             0          0         0     40,438     40,438   200,000     81,061     81,061   200,000
 37    72      1,646         0             0          0         0     37,583     37,583   200,000     84,041     84,041   200,000
 38    73      1,646         0             0          0         0     33,810     33,810   200,000     86,985     86,985   200,000
 39    74      1,646         0             0          0         0     28,810     28,810   200,000     89,821     89,821   200,000
 40    75      1,646         0             0          0         0     22,254     22,254   200,000     92,531     92,531   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   ------------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     ----------------------------   -----------------------------   ------------------------------
                (1)         (2)         (3)                (5)         (6)                 (8)         (9)                  (11)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)     BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND     PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------   -----    --------   ---------    -----    --------
 41    76      1,646         0           0         0        0        13,804     13,804   200,000      95,134     95,134   200,000
 42    77      1,646         0           0         0        0         3,059      3,059   200,000      97,548     97,548   200,000
 43    78      1,646         0           0         0        0             0          0         0      99,712     99,712   200,000
 44    79      1,646         0           0         0        0             0          0         0     101,137    101,137   200,000
 45    80      1,646         0           0         0        0             0          0         0     102,047    102,047   200,000
 46    81      1,646         0           0         0        0             0          0         0     102,384    102,384   200,000
 47    82      1,646         0           0         0        0             0          0         0     101,937    101,937   200,000
 48    83      1,646         0           0         0        0             0          0         0     101,172    101,172   200,000
 49    84      1,646         0           0         0        0             0          0         0      99,565     99,565   200,000
 50    85      1,646         0           0         0        0             0          0         0      96,780     96,780   200,000

 51    86      1,646         0           0         0        0             0          0         0      92,591     92,591   200,000
 52    87      1,646         0           0         0        0             0          0         0      86,453     86,453   200,000
 53    88      1,646         0           0         0        0             0          0         0      77,919     77,919   200,000
 54    89      1,646         0           0         0        0             0          0         0      66,217     66,217   200,000
 55    90      1,646         0           0         0        0             0          0         0      50,297     50,297   200,000
 56    91      1,646         0           0         0        0             0          0         0      28,384     28,384   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00       THE MUTUAL INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    36     1,646         0         0       0           0         960   200,000
  2    37     1,646         0         0       0         646       2,271   200,000
  3    38     1,646         0         0       0       1,408       3,643   200,000
  4    39     1,646         0         0       0       2,795       5,030   200,000
  5    40     1,646         0         0       0       4,222       6,457   200,000
  6    41     1,646         0         0       0       5,892       7,903   200,000
  7    42     1,646         0         0       0       7,606       9,393   200,000
  8    43     1,646         0         0       0       9,389      10,953   200,000
  9    44     1,646         0         0       0      11,222      12,563   200,000
 10    45     1,646         0         0       0      13,108      14,225   200,000

 11    46     1,646         0         0       0      15,120      16,014   200,000
 12    47     1,646         0         0       0      17,181      17,851   200,000
 13    48     1,646         0         0       0      19,317      19,764   200,000
 14    49     1,646         0         0       0      21,510      21,734   200,000
 15    50     1,646         0         0       0      23,765      23,765   200,000
 16    51     1,646         0         0       0      25,862      25,862   200,000
 17    52     1,646         0         0       0      28,008      28,008   200,000
 18    53     1,646         0         0       0      30,228      30,228   200,000
 19    54     1,646         0         0       0      32,527      32,527   200,000
 20    55     1,646         0         0       0      34,932      34,932   200,000

 21    56     1,646         0         0       0      37,483      37,483   200,000
 22    57     1,646         0         0       0      40,095      40,095   200,000
 23    58     1,646         0         0       0      42,755      42,755   200,000
 24    59     1,646         0         0       0      45,467      45,467   200,000
 25    60     1,646         0         0       0      48,220      48,220   200,000
 26    61     1,646         0         0       0      51,021      51,021   200,000
 27    62     1,646         0         0       0      53,857      53,857   200,000
 28    63     1,646         0         0       0      56,719      56,719   200,000
 29    64     1,646         0         0       0      59,630      59,630   200,000
 30    65     1,646         0         0       0      62,600      62,600   200,000

 31    66     1,646         0         0       0      65,619      65,619   200,000
 32    67     1,646         0         0       0      68,697      68,697   200,000
 33    68     1,646         0         0       0      71,812      71,812   200,000
 34    69     1,646         0         0       0      74,927      74,927   200,000
 35    70     1,646         0         0       0      78,007      78,007   200,000
 36    71     1,646         0         0       0      81,061      81,061   200,000
 37    72     1,646         0         0       0      84,041      84,041   200,000
 38    73     1,646         0         0       0      86,985      86,985   200,000
 39    74     1,646         0         0       0      89,821      89,821   200,000
 40    75     1,646         0         0       0      92,531      92,531   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 41    76     1,646         0         0       0       95,134     95,134  200,000
 42    77     1,646         0         0       0       97,548     97,548  200,000
 43    78     1,646         0         0       0       99,712     99,712  200,000
 44    79     1,646         0         0       0      101,137    101,137  200,000
 45    80     1,646         0         0       0      102,047    102,047  200,000
 46    81     1,646         0         0       0      102,384    102,384  200,000
 47    82     1,646         0         0       0      101,937    101,937  200,000
 48    83     1,646         0         0       0      101,172    101,172  200,000
 49    84     1,646         0         0       0       99,565     99,565  200,000
 50    85     1,646         0         0       0       96,780     96,780  200,000

 51    86     1,646         0         0       0       92,591     92,591  200,000
 52    87     1,646         0         0       0       86,453     86,453  200,000
 53    88     1,646         0         0       0       77,919     77,919  200,000
 54    89     1,646         0         0       0       66,217     66,217  200,000
 55    90     1,646         0         0       0       50,297     50,297  200,000
 56    91     1,646         0         0       0       28,384     28,384  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)             12.00% (10.42% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE       (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER    VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------    -----   --------   ---------    -----   --------
  1    36      1,646         0             0        888   200,000           0      1,032  200,000           0      1,032  200,000
  2    37      1,646         0           343      1,968   200,000         765      2,389  200,000         865      2,489  200,000
  3    38      1,646         0           775      3,010   200,000       1,631      3,866  200,000       1,866      4,101  200,000
  4    39      1,646         0         1,780      4,015   200,000       3,240      5,475  200,000       3,599      5,833  200,000
  5    40      1,646         0         2,749      4,984   200,000       4,996      7,231  200,000       5,490      7,725  200,000
  6    41      1,646         0         3,906      5,917   200,000       7,138      9,149  200,000       7,758      9,769  200,000
  7    42      1,646         0         5,005      6,793   200,000       9,437     11,225  200,000      10,219     12,006  200,000
  8    43      1,646         0         6,071      7,635   200,000      11,934     13,499  200,000      12,918     14,482  200,000
  9    44      1,646         0         7,080      8,421   200,000      14,628     15,969  200,000      15,857     17,197  200,000
 10    45      1,646         0         8,035      9,152   200,000      17,542     18,659  200,000      19,062     20,180  200,000

 11    46      1,646         0         9,019      9,913   200,000      20,845     21,739  200,000      22,674     23,568  200,000
 12    47      1,646         0         9,953     10,623   200,000      24,454     25,124  200,000      26,624     27,294  200,000
 13    48      1,646         0        10,838     11,285   200,000      28,404     28,850  200,000      30,972     31,419  200,000
 14    49      1,646         0        11,651     11,874   200,000      32,714     32,937  200,000      35,745     35,968  200,000
 15    50      1,646         0        12,394     12,394   200,000      37,429     37,429  200,000      40,992     40,992  200,000
 16    51      1,646         0        12,843     12,843   200,000      42,375     42,375  200,000      46,547     46,547  200,000
 17    52      1,646         0        13,201     13,201   200,000      47,812     47,812  200,000      52,677     52,677  200,000
 18    53      1,646         0        13,469     13,469   200,000      53,803     53,803  200,000      59,471     59,471  200,000
 19    54      1,646         0        13,624     13,624   200,000      60,400     60,400  200,000      67,008     67,008  200,000
 20    55      1,646         0        13,668     13,668   200,000      67,681     67,681  200,000      75,394     75,394  200,000

 21    56      1,646         0        13,611     13,611   200,000      75,758     75,758  200,000      84,766     84,766  200,000
 22    57      1,646         0        13,399     13,399   200,000      84,685     84,685  200,000      95,160     95,160  200,000
 23    58      1,646         0        13,031     13,031   200,000      94,579     94,579  200,000     106,692    106,692  200,000
 24    59      1,646         0        12,484     12,484   200,000     105,562    105,562  200,000     119,510    119,510  200,000
 25    60      1,646         0        11,736     11,736   200,000     117,776    117,776  200,000     133,771    133,771  200,000
 26    61      1,646         0        10,761     10,761   200,000     131,391    131,391  200,000     149,667    149,667  200,000
 27    62      1,646         0         9,534      9,534   200,000     146,607    146,607  200,000     167,371    167,371  214,235
 28    63      1,646         0         8,050      8,050   200,000     163,658    163,658  206,209     186,969    186,969  235,581
 29    64      1,646         0         6,213      6,213   200,000     182,568    182,568  226,384     208,661    208,661  258,740
 30    65      1,646         0         3,989      3,989   200,000     203,450    203,450  248,209     232,678    232,678  283,867

 31    66      1,646         0         1,320      1,320   200,000     226,515    226,515  271,818     259,273    259,273  311,127
 32    67      1,646         0             0          0         0     251,947    251,947  299,817     288,696    288,696  343,548
 33    68      1,646         0             0          0         0     278,982    279,982  330,379     321,238    321,238  379,061
 34    69      1,646         0             0          0         0     310,883    310,883  363,733     357,214    357,214  417,940
 35    70      1,646         0             0          0         0     344,947    344,947  400,139     396,970    396,970  460,485
 36    71      1,646         0             0          0         0     382,486    382,486  439,859     440,914    440,914  507,051
 37    72      1,646         0             0          0         0     423,978    423,978  479,095     489,576    489,576  553,221
 38    73      1,646         0             0          0         0     469,959    499,959  521,655     543,534    543,534  603,323
 39    74      1,646         0             0          0         0     520,964    520,964  567,850     603,391    603,391  657,696
 40    75      1,646         0             0          0         0     577,644    577,644  618,079     669,873    669,873  716,764

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, Mony Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           GUARANTEED CHARGES
                                     ---------------------------------------------------------------
                                          0.00% (-1.49% NET)              12.00% (10.42% NET)
                                     ----------------------------   --------------------------------
                (1)         (2)         (3)                (5)         (6)                    (8)
END             NET         NET        VALUE      (4)    BENEFIT      VALUE        (7)      BENEFIT
 OF          AFTER TAX    LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----   --------   ---------     -----    --------
 41    76      1,646         0           0         0        0        640,798      640,798    672,838
 42    77      1,646         0           0         0        0        710,436      710,436    745,958
 43    78      1,646         0           0         0        0        787,183      787,183    826,543
 44    79      1,646         0           0         0        0        871,719      871,719    915,304
 45    80      1,646         0           0         0        0        964,773      964,773  1,013,011
 46    81      1,646         0           0         0        0       1,067,118   1,067,118  1,120,474
 47    82      1,646         0           0         0        0       1,179,573   1,179,573  1,238,552
 48    83      1,646         0           0         0        0       1,302,973   1,302,973  1,368,121
 49    84      1,646         0           0         0        0       1,438,197   1,438,197  1,510,107
 50    85      1,646         0           0         0        0       1,586,175   1,586,175  1,665,483

 51    86      1,646         0           0         0        0       1,747,891   1,747,891  1,835,286
 52    87      1,646         0           0         0        0       1,924,397   1,924,397  2,020,616
 53    88      1,646         0           0         0        0       2,116,813   2,116,813  2,222,654
 54    89      1,646         0           0         0        0       2,3263,15   2,326,315  2,442,631
 55    90      1,646         0           0         0        0       2,554,145   2,554,145  2,681,852
 56    91      1,646         0           0         0        0       2,801,529   2,801,529  2,941,606
 57    92      1,646         0           0         0        0       3,077,820   3,077,820  3,200,932
 58    93      1,646         0           0         0        0       3,387,960   3,387,960  3,489,598
 59    94      1,646         0           0         0        0       3,738,035   3,738,035  3,812,795
 60    95      1,646         0           0         0        0       4,135,640   4,135,640  4,176,996

              CURRENT CHARGES
      --------------------------------
            12.00% (10.42% NET)
      --------------------------------
         (9)                   (11)
END     VALUE       (10)      BENEFIT
 OF      ON         FUND      PAYABLE
YEAR  SURRENDER     VALUE    AT DEATH
----  ---------     -----    --------
 41    743,833      743,833    781,025
 42    825,613      825,613    866,894
 43    915,994      915,994    961,794
 44   1,015,619   1,015,619  1,066,400
 45   1,125,529   1,125,529  1,181,805
 46   1,246,738   1,246,738  1,309,075
 47   1,380,262   1,380,262  1,449,275
 48   1,527,711   1,527,711  1,604,096
 49   1,690,131   1,690,131  1,774,638
 50   1,868,809   1,868,809  1,962,249
 51   2,065,279   2,065,279  2,168,542
 52   2,280,979   2,280,979  2,395,027
 53   2,517,684   2,517,684  2,643,568
 54   2,777,159   2,777,159  2,916,017
 55   3,061,290   3,061,290  3,214,354
 56   3,371,785   3,371,785  3,540,374
 57   3,716,590   3,716,590  3,865,253
 58   4,100,320   4,100,320  4,223,329
 59   4,530,124   4,530,124  4,620,727
 60   5,015,028   5,015,028  5,065,178

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         12.00% (10.42% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    36     1,646         0         0       0            0      1,032  200,000
  2    37     1,646         0         0       0          865      2,489  200,000
  3    38     1,646         0         0       0        1,866      4,101  200,000
  4    39     1,646         0         0       0        3,599      5,833  200,000
  5    40     1,646         0         0       0        5,490      7,725  200,000
  6    41     1,646         0         0       0        7,758      9,769  200,000
  7    42     1,646         0         0       0       10,219     12,006  200,000
  8    43     1,646         0         0       0       12,918     14,482  200,000
  9    44     1,646         0         0       0       15,857     17,197  200,000
 10    45     1,646         0         0       0       19,062     20,180  200,000

 11    46     1,646         0         0       0       22,674     23,568  200,000
 12    47     1,646         0         0       0       26,624     27,294  200,000
 13    48     1,646         0         0       0       30,972     31,419  200,000
 14    49     1,646         0         0       0       35,745     35,968  200,000
 15    50     1,646         0         0       0       40,992     40,992  200,000
 16    51     1,646         0         0       0       46,547     46,547  200,000
 17    52     1,646         0         0       0       52,677     52,677  200,000
 18    53     1,646         0         0       0       59,471     59,471  200,000
 19    54     1,646         0         0       0       67,008     67,008  200,000
 20    55     1,646         0         0       0       75,394     75,394  200,000

 21    56     1,646         0         0       0       84,766     84,766  200,000
 22    57     1,646         0         0       0       95,160     95,160  200,000
 23    58     1,646         0         0       0      106,692    106,692  200,000
 24    59     1,646         0         0       0      119,510    119,510  200,000
 25    60     1,646         0         0       0      133,771    133,771  200,000
 26    61     1,646         0         0       0      149,667    149,667  200,000
 27    62     1,646         0         0       0      167,371    167,371  214,235
 28    63     1,646         0         0       0      186,969    186,969  235,581
 29    64     1,646         0         0       0      208,661    208,661  258,740
 30    65     1,646         0         0       0      232,678    232,678  283,867

 31    66     1,646         0         0       0      259,273    259,273  311,127
 32    67     1,646         0         0       0      288,696    288,696  343,548
 33    68     1,646         0         0       0      321,238    321,238  379,061
 34    69     1,646         0         0       0      357,214    357,214  417,940
 35    70     1,646         0         0       0      396,970    396,970  460,485
 36    71     1,646         0         0       0      440,914    440,914  507,051
 37    72     1,646         0         0       0      489,576    489,576  553,221
 38    73     1,646         0         0       0      543,534    543,534  603,323
 39    74     1,646         0         0       0      603,391    603,391  657,696
 40    75     1,646         0         0       0      669,873    669,873  716,764

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 41    76     1,646         0         0       0      743,833      743,833    781,025
 42    77     1,646         0         0       0      825,613      825,613    866,894
 43    78     1,646         0         0       0      915,994      915,994    961,794
 44    79     1,646         0         0       0     1,015,619   1,015,619  1,066,400
 45    80     1,646         0         0       0     1,125,529   1,125,529  1,181,805
 46    81     1,646         0         0       0     1,246,738   1,246,738  1,309,075
 47    82     1,646         0         0       0     1,380,262   1,380,262  1,449,275
 48    83     1,646         0         0       0     1,527,711   1,527,711  1,604,096
 49    84     1,646         0         0       0     1,690,131   1,690,131  1,774,638
 50    85     1,646         0         0       0     1,868,809   1,868,809  1,962,249

 51    86     1,646         0         0       0     2,065,279   2,065,279  2,168,542
 52    87     1,646         0         0       0     2,280,979   2,280,979  2,395,027
 53    88     1,646         0         0       0     2,517,684   2,517,684  2,643,568
 54    89     1,646         0         0       0     2,777,159   2,777,159  2,916,017
 55    90     1,646         0         0       0     3,061,290   3,061,290  3,214,354
 56    91     1,646         0         0       0     3,371,785   3,371,785  3,540,374
 57    92     1,646         0         0       0     3,716,590   3,716,590  3,865,253
 58    93     1,646         0         0       0     4,100,320   4,100,320  4,223,329
 59    94     1,646         0         0       0     4,530,124   4,530,124  4,620,727
 60    95     1,646         0         0       0     5,015,028   5,015,028  5,065,178

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64           INITIAL GUIDELINE ANNUAL: $2,135.14             INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                                CURRENT CHARGES
                                     -------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              0.00% (-1.49% NET)              0.00% (-1.49% NET)
                                     -----------------------------   -----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                 (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)     BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----    --------   ---------   -----    --------
  1    56      5,010         0         1,330      3,632   200,000      1,330      3,632   200,000      1,330      3,632   200,000
  2    57      5,010         0         3,701      6,488   200,000      3,701      6,488   200,000      4,642      7,429   200,000
  3    58      5,010         0         4,910      9,166   200,000      4,910      9,166   200,000      6,791     11,048   200,000
  4    59      5,010         0         7,394     11,651   200,000      7,394     11,651   200,000     10,196     14,452   200,000
  5    60      5,010         0         9,668     13,925   200,000      9,668     13,925   200,000     13,372     17,629   200,000
  6    61      5,010         0        12,142     15,973   200,000     12,142     15,973   200,000     16,713     20,544   200,000
  7    62      5,010         0        14,372     17,778   200,000     14,372     17,778   200,000     19,971     23,376   200,000
  8    63      5,010         0        16,366     19,345   200,000     16,366     19,345   200,000     23,146     26,126   200,000
  9    64      5,010         0        18,040     20,594   200,000     18,040     20,594   200,000     26,223     28,777   200,000
 10    65      5,010         0        19,379     21,507   200,000     19,379     21,507   200,000     29,083     31,212   200,000

 11    66      5,010         0        20,563     22,265   200,000     20,563     22,265   200,000     31,810     33,512   200,000
 12    67      5,010         0        21,355     22,632   200,000     21,355     22,632   200,000     34,268     35,545   200,000
 13    68      5,010         0        21,709     22,560   200,000     21,709     22,560   200,000     36,580     37,431   200,000
 14    69      5,010         0        21,576     22,001   200,000     21,576     22,001   200,000     38,692     39,117   200,000
 15    70      5,010         0        20,921     20,921   200,000     20,921     20,921   200,000     40,587     40,587   200,000
 16    71      5,010         0        19,217     19,217   200,000     19,217     19,217   200,000     41,786     41,786   200,000
 17    72      5,010         0        16,664     16,664   200,000     16,664     16,664   200,000     42,661     42,661   200,000
 18    73      5,010         0        13,327     13,327   200,000     13,327     13,327   200,000     43,005     43,005   200,000
 19    74      5,010         0         8,949      8,949   200,000      8,949      8,949   200,000     43,038     43,038   200,000
 20    75      5,010         0         3,282      3,282   200,000      3,282      3,282   200,000     42,605     42,605   200,000

 21    76      5,010         0             0          0         0          0          0         0     41,796     41,796   200,000
 22    77      5,010         0             0          0         0          0          0         0     40,362     40,362   200,000
 23    78      5,010         0             0          0         0          0          0         0     38,178     38,178   200,000
 24    79      5,010         0             0          0         0          0          0         0     34,438     34,438   200,000
 25    80      5,010         0             0          0         0          0          0         0     29,452     29,452   200,000
 26    81      5,010         0             0          0         0          0          0         0     23,075     23,075   200,000
 27    82      5,010         0             0          0         0          0          0         0     14,881     14,881   200,000
 28    83      5,010         0             0          0         0          0          0         0      5,682      5,682   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00       THE MUTUAL INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----    --------
  1    56     5,010         0         0       0       1,330      3,632   200,000
  2    57     5,010         0         0       0       4,642      7,429   200,000
  3    58     5,010         0         0       0       6,791     11,048   200,000
  4    59     5,010         0         0       0      10,196     14,452   200,000
  5    60     5,010         0         0       0      13,372     17,629   200,000
  6    61     5,010         0         0       0      16,713     20,544   200,000
  7    62     5,010         0         0       0      19,971     23,376   200,000
  8    63     5,010         0         0       0      23,146     26,126   200,000
  9    64     5,010         0         0       0      26,223     28,777   200,000
 10    65     5,010         0         0       0      29,083     31,212   200,000

 11    66     5,010         0         0       0      31,810     33,512   200,000
 12    67     5,010         0         0       0      34,268     35,545   200,000
 13    68     5,010         0         0       0      36,580     37,431   200,000
 14    69     5,010         0         0       0      38,692     39,117   200,000
 15    70     5,010         0         0       0      40,587     40,587   200,000
 16    71     5,010         0         0       0      41,786     41,786   200,000
 17    72     5,010         0         0       0      42,661     42,661   200,000
 18    73     5,010         0         0       0      43,005     43,005   200,000
 19    74     5,010         0         0       0      43,038     43,038   200,000
 20    75     5,010         0         0       0      42,605     42,605   200,000

 21    76     5,010         0         0       0      41,796     41,796   200,000
 22    77     5,010         0         0       0      40,362     40,362   200,000
 23    78     5,010         0         0       0      38,178     38,178   200,000
 24    79     5,010         0         0       0      34,438     34,438   200,000
 25    80     5,010         0         0       0      29,452     29,452   200,000
 26    81     5,010         0         0       0      23,075     23,075   200,000
 27    82     5,010         0         0       0      14,881     14,881   200,000
 28    83     5,010         0         0       0       5,682      5,682   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                          GUARANTEED CHARGES                               CURRENT CHARGES
                                     ------------------------------------------------------------   -----------------------------
                                          0.00% (-1.49% NET)              6.00% (4.46% NET)               6.00% (4.46% NET)
                                     -----------------------------   ----------------------------   -----------------------------
                (1)         (2)         (3)                 (5)         (6)                (8)         (9)                 (11)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE      (7)    BENEFIT      VALUE      (10)    BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON        FUND   PAYABLE       ON        FUND    PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------   -----   --------   ---------    -----   --------
  1    56      5,010         0         1,330      3,632   200,000      1,578      3,881  200,000       1,578      3,881  200,000
  2    57      5,010         0         3,701      6,488   200,000      4,405      7,192  200,000       5,375      8,161  200,000
  3    58      5,010         0         4,910      9,166   200,000      6,261     10,518  200,000       8,254     12,511  200,000
  4    59      5,010         0         7,394     11,651   200,000      9,586     13,842  200,000      12,638     16,895  200,000
  5    60      5,010         0         9,668     13,925   200,000     12,893     17,149  200,000      17,045     21,301  200,000
  6    61      5,010         0        12,142     15,973   200,000     16,592     20,423  200,000      21,868     25,698  200,000
  7    62      5,010         0        14,372     17,778   200,000     20,243     23,648  200,000      26,860     30,265  200,000
  8    63      5,010         0        16,366     19,345   200,000     23,850     26,830  200,000      32,034     35,013  200,000
  9    64      5,010         0        18,040     20,594   200,000     27,337     29,891  200,000      37,383     39,937  200,000
 10    65      5,010         0        19,379     21,507   200,000     30,687     32,815  200,000      42,807     44,935  200,000

 11    66      5,010         0        20,563     22,265   200,000     34,157     35,860  200,000      48,499     50,202  200,000
 12    67      5,010         0        21,355     22,632   200,000     37,469     38,746  200,000      54,273     55,550  200,000
 13    68      5,010         0        21,709     22,560   200,000     40,585     41,436  200,000      60,255     61,107  200,000
 14    69      5,010         0        21,576     22,001   200,000     43,466     43,891  200,000      66,422     66,848  200,000
 15    70      5,010         0        20,921     20,921   200,000     46,087     46,087  200,000      72,786     72,786  200,000
 16    71      5,010         0        19,217     19,217   200,000     47,940     47,940  200,000      78,906     78,906  200,000
 17    72      5,010         0        16,664     16,664   200,000     49,265     49,265  200,000      85,200     85,200  200,000
 18    73      5,010         0        13,327     13,327   200,000     50,118     50,118  200,000      91,561     91,561  200,000
 19    74      5,010         0         8,949      8,949   200,000     50,296     50,296  200,000      98,193     98,193  200,000
 20    75      5,010         0         3,282      3,282   200,000     49,600     49,600  200,000     105,049    105,049  200,000

 21    76      5,010         0             0          0         0     47,966     47,966  200,000     112,301    112,301  200,000
 22    77      5,010         0             0          0         0     45,095     45,095  200,000     119,846    119,846  200,000
 23    78      5,010         0             0          0         0     40,737     40,737  200,000     127,725    127,725  200,000
 24    79      5,010         0             0          0         0     34,573     34,573  200,000     135,719    135,719  200,000
 25    80      5,010         0             0          0         0     26,175     26,175  200,000     144,155    144,155  200,000
 26    81      5,010         0             0          0         0     14,914     14,914  200,000     153,191    153,191  200,000
 27    82      5,010         0             0          0         0          0          0        0     162,964    162,964  200,000
 28    83      5,010         0             0          0         0          0          0        0     173,910    173,910  200,000
 29    84      5,010         0             0          0         0          0          0        0     186,152    186,152  200,000
 30    85      5,010         0             0          0         0          0          0        0     199,603    199,603  209,583

 31    86      5,010         0             0          0         0          0          0        0     213,565    213,565  224,244
 32    87      5,010         0             0          0         0          0          0        0     228,027    228,027  239,428
 33    88      5,010         0             0          0         0          0          0        0     242,996    242,996  255,146
 34    89      5,010         0             0          0         0          0          0        0     258,467    258,467  271,390
 35    90      5,010         0             0          0         0          0          0        0     274,431    274,431  288,152
 36    91      5,010         0             0          0         0          0          0        0     290,851    290,851  305,393
 37    92      5,010         0             0          0         0          0          0        0     308,200    308,200  320,528
 38    93      5,010         0             0          0         0          0          0        0     326,590    326,590  336,387
 39    94      5,010         0             0          0         0          0          0        0     346,283    346,283  353,208
 40    95      5,010         0             0          0         0          0          0        0     367,608    367,608  371,285

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
  1    56     5,010         0         0       0        1,578      3,881  200,000
  2    57     5,010         0         0       0        5,375      8,161  200,000
  3    58     5,010         0         0       0        8,254     12,511  200,000
  4    59     5,010         0         0       0       12,638     16,895  200,000
  5    60     5,010         0         0       0       17,045     21,301  200,000
  6    61     5,010         0         0       0       21,868     25,698  200,000
  7    62     5,010         0         0       0       26,860     30,265  200,000
  8    63     5,010         0         0       0       32,034     35,013  200,000
  9    64     5,010         0         0       0       37,383     39,937  200,000
 10    65     5,010         0         0       0       42,807     44,935  200,000

 11    66     5,010         0         0       0       48,499     50,202  200,000
 12    67     5,010         0         0       0       54,273     55,550  200,000
 13    68     5,010         0         0       0       60,255     61,107  200,000
 14    69     5,010         0         0       0       66,422     66,848  200,000
 15    70     5,010         0         0       0       72,786     72,786  200,000
 16    71     5,010         0         0       0       78,906     78,906  200,000
 17    72     5,010         0         0       0       85,200     85,200  200,000
 18    73     5,010         0         0       0       91,561     91,561  200,000
 19    74     5,010         0         0       0       98,193     98,193  200,000
 20    75     5,010         0         0       0      105,049    105,049  200,000

 21    76     5,010         0         0       0      112,301    112,301  200,000
 22    77     5,010         0         0       0      119,846    119,846  200,000
 23    78     5,010         0         0       0      127,725    127,725  200,000
 24    79     5,010         0         0       0      135,719    135,719  200,000
 25    80     5,010         0         0       0      144,155    144,155  200,000
 26    81     5,010         0         0       0      153,191    153,191  200,000
 27    82     5,010         0         0       0      162,964    162,964  200,000
 28    83     5,010         0         0       0      173,910    173,910  200,000
 29    84     5,010         0         0       0      186,152    186,152  200,000
 30    85     5,010         0         0       0      199,603    199,603  209,583

 31    86     5,010         0         0       0      213,565    213,565  224,244
 32    87     5,010         0         0       0      228,027    228,027  239,428
 33    88     5,010         0         0       0      242,996    242,996  255,146
 34    89     5,010         0         0       0      258,467    258,467  271,390
 35    90     5,010         0         0       0      274,431    274,431  288,152
 36    91     5,010         0         0       0      290,851    290,851  305,393
 37    92     5,010         0         0       0      308,200    308,200  320,528
 38    93     5,010         0         0       0      326,590    326,590  336,387
 39    94     5,010         0         0       0      346,283    346,283  353,208
 40    95     5,010         0         0       0      367,608    367,608  371,285

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5010.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            GUARANTEED CHARGES
                                     -----------------------------------------------------------------
                                          0.00% (-1.49% NET)                12.00% (10.42% NET)
                                     -----------------------------   ---------------------------------
                (1)         (2)         (3)                 (5)         (6)                     (8)
END             NET         NET        VALUE      (4)     BENEFIT      VALUE        (7)       BENEFIT
 OF          AFTER TAX    LOANS/        ON        FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE    OUTLAY     SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ---------   ---------   ---------   -----    --------   ---------     -----     --------
  1    56      5,010         0         1,330      3,632   200,000       1,827        4,129     200,000
  2    57      5,010         0         3,701      6,488   200,000       5,141        7,927     200,000
  3    58      5,010         0         4,910      9,166   200,000       7,734       11,991     200,000
  4    59      5,010         0         7,394     11,651   200,000      12,076       16,333     200,000
  5    60      5,010         0         9,668     13,925   200,000      16,716       20,973     200,000
  6    61      5,010         0        12,142     15,973   200,000      22,103       25,934     200,000
  7    62      5,010         0        14,372     17,778   200,000      27,840       31,245     200,000
  8    63      5,010         0        16,366     19,345   200,000      33,983       36,962     200,000
  9    64      5,010         0        18,040     20,594   200,000      40,518       43,072     200,000
 10    65      5,010         0        19,379     21,507   200,000      47,496       49,625     200,000

 11    66      5,010         0        20,563     22,265   200,000      55,372       57,075     200,000
 12    67      5,010         0        21,355     22,632   200,000      63,910       65,187     200,000
 13    68      5,010         0        21,709     22,560   200,000      73,205       74,057     200,000
 14    69      5,010         0        21,576     22,001   200,000      83,382       83,008     200,000
 15    70      5,010         0        20,921     20,921   200,000      94,608       94,608     200,000
 16    71      5,010         0        19,217     19,217   200,000     106,627      106,627     200,000
 17    72      5,010         0        16,664     16,664   200,000     120,034      120,034     200,000
 18    73      5,010         0        13,327     13,327   200,000     135,219      135,219     200,000
 19    74      5,010         0         8,949      8,949   200,000     152,523      152,523     200,000
 20    75      5,010         0         3,282      3,282   200,000     172,449      172,449     200,000

 21    76      5,010         0             0          0         0     195,770      195,770     205,558
 22    77      5,010         0             0          0         0     221,871      221,871     232,964
 23    78      5,010         0             0          0         0     250,651      250,651     263,184
 24    79      5,010         0             0          0         0     282,369      282,369     296,487
 25    80      5,010         0             0          0         0     317,300      317,300     333,165
 26    81      5,010         0             0          0         0     355,738      355,738     373,525
 27    82      5,010         0             0          0         0     397,995      397,995     417,895
 28    83      5,010         0             0          0         0     444,390      444,390     466,609
 29    84      5,010         0             0          0         0     495,259      495,259     520,022
 30    85      5,010         0             0          0         0     550,957      550,957     578,505

 31    86      5,010         0             0          0         0     611,862      611,862     642,455
 32    87      5,010         0             0          0         0     678,373      678,373     712,291
 33    88      5,010         0             0          0         0     750,917      750,917     788,463
 34    89      5,010         0             0          0         0     829,944      829,944     871,441
 35    90      5,010         0             0          0         0     915,926      915,926     961,722
 36    91      5,010         0             0          0         0    1,009,332   1,009,332   1,059,798
 37    92      5,010         0             0          0         0    1,113,571   1,113,571   1,158,114
 38    93      5,010         0             0          0         0    1,230,487   1,230,487   1,267,401
 39    94      5,010         0             0          0         0    1,362,346   1,362,346   1,389,592
 40    95      5,010         0             0          0         0    1,511,980   1,511,980   1,527,099

               CURRENT CHARGES
      ---------------------------------
             12.00% (10.42% NET)
      ---------------------------------
         (9)                    (11)
END     VALUE       (10)       BENEFIT
 OF      ON         FUND       PAYABLE
YEAR  SURRENDER     VALUE     AT DEATH
----  ---------     -----     --------
  1      1,827        4,129     200,000
  2      6,138        8,924     200,000
  3      9,840       14,096     200,000
  4     15,393       19,649     200,000
  5     21,357       25,614     200,000
  6     28,176       32,006     200,000
  7     35,653       39,059     200,000
  8     43,871       46,850     200,000
  9     52,898       55,452     200,000
 10     62,733       64,862     200,000
 11     73,824       75,526     200,000
 12     86,026       87,303     200,000
 13     99,601      100,453     200,000
 14    114,716      115,142     200,000
 15    131,600      131,600     200,000
 16    150,084      150,084     200,000
 17    170,919      170,919     200,000
 18    194,357      194,357     215,736
 19    220,388      220,388     240,223
 20    249,290      249,290     266,740
 21    281,534      281,534     295,610
 22    317,195      317,195     333,055
 23    356,616      356,616     374,447
 24    400,089      400,089     420,094
 25    448,064      448,064     470,467
 26    500,985      500,985     526,035
 27    559,301      559,301     587,266
 28    623,703      623,703     654,888
 29    694,660      694,660     729,393
 30    772,739      772,739     811,376
 31    858,612      858,612     901,543
 32    952,915      952,915   1,000,560
 33   1,056,424   1,056,424   1,109,245
 34   1,169,916   1,169,916   1,228,412
 35   1,294,221   1,294,221   1,358,932
 36   1,430,093   1,430,093   1,501,598
 37   1,580,943   1,580,943   1,644,181
 38   1,748,780   1,748,780   1,801,244
 39   1,936,704   1,936,704   1,975,438
 40   2,148,629   2,148,629   2,170,116

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
END                    UNSCHEDULED                    VALUE                 BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON         FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
  1    56     5,010         0         0       0        1,827        4,129    200,000
  2    57     5,010         0         0       0        6,138        8,924    200,000
  3    58     5,010         0         0       0        9,840       14,096    200,000
  4    59     5,010         0         0       0       15,393       19,649    200,000
  5    60     5,010         0         0       0       21,357       25,614    200,000
  6    61     5,010         0         0       0       28,176       32,006    200,000
  7    62     5,010         0         0       0       35,653       39,059    200,000
  8    63     5,010         0         0       0       43,871       46,850    200,000
  9    64     5,010         0         0       0       52,898       55,452    200,000
 10    65     5,010         0         0       0       62,733       64,862    200,000

 11    66     5,010         0         0       0       73,824       75,526    200,000
 12    67     5,010         0         0       0       86,026       87,303    200,000
 13    68     5,010         0         0       0       99,601      100,453    200,000
 14    69     5,010         0         0       0      114,716      115,142    200,000
 15    70     5,010         0         0       0      131,600      131,600    200,000
 16    71     5,010         0         0       0      150,084      150,084    200,000
 17    72     5,010         0         0       0      170,919      170,919    200,000
 18    73     5,010         0         0       0      194,357      194,357    215,736
 19    74     5,010         0         0       0      220,388      220,388    240,223
 20    75     5,010         0         0       0      249,290      249,290    266,740

 21    76     5,010         0         0       0      281,534      281,534    295,610
 22    77     5,010         0         0       0      317,195      317,195    333,055
 23    78     5,010         0         0       0      356,616      356,616    374,447
 24    79     5,010         0         0       0      400,089      400,089    420,094
 25    80     5,010         0         0       0      448,064      448,064    470,467
 26    81     5,010         0         0       0      500,985      500,985    526,035
 27    82     5,010         0         0       0      559,301      559,301    587,266
 28    83     5,010         0         0       0      623,703      623,703    654,888
 29    84     5,010         0         0       0      694,660      694,660    729,393
 30    85     5,010         0         0       0      772,739      772,739    811,376

 31    86     5,010         0         0       0      858,612      858,612    901,543
 32    87     5,010         0         0       0      952,915      952,915  1,000,560
 33    88     5,010         0         0       0     1,056,424   1,056,424  1,109,245
 34    89     5,010         0         0       0     1,169,916   1,169,916  1,228,412
 35    90     5,010         0         0       0     1,294,221   1,294,221  1,358,932
 36    91     5,010         0         0       0     1,430,093   1,430,093  1,501,598
 37    92     5,010         0         0       0     1,580,943   1,580,943  1,644,181
 38    93     5,010         0         0       0     1,748,780   1,748,780  1,801,244
 39    94     5,010         0         0       0     1,936,704   1,936,704  1,975,438
 40    95     5,010         0         0       0     2,148,629   2,148,629  2,170,116

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20           INITIAL GUIDELINE ANNUAL: $5,926.12             INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                   PREPARED BY: Agent                    NOT VALID WITHOUT CURRENT PROSPECTUS

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The Amended and Restated By-Laws of MONY Life Insurance Company ("MONY") provide, in Article XV as follows:

          Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     The Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

        a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

        b. Evelyn Peos, FSA

        c. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

        (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, filed as Exhibit 1 (1) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 17, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated herein by reference.

        (2) Not applicable.

        (3) (a) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 1 (3) (a) to Registration Statement on Form S-6, dated November 9, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated by referenced herein.

           (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

           (c) Commission schedule.

        (4) Not applicable.

        (5) Form of policy.

        (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company filed as Exhibit 6 to Registration Statement (Registration No. 333-71417 and 811-6217) dated January 29, 1999, is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares. [See Exhibit 1(3)(a)].

           (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

               Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Quest for Value Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

           (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
               Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

        (9) Not applicable.

        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy. [See Exhibit 1(3)(a).]

     2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered filed as Exhibit 2 to Registration Statement on Form S-6 (Registration Nos. 333-01581 and 811-6127) dated March 8, 1996, is incorporated herein by reference.

     3. Not applicable.

     4. Not applicable.

     5. Not applicable.

     6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters filed as Exhibit 6 to Registration Statement on Form S-6 (Registration Nos. 333-01581 and 811-6127) dated March 8, 1996, is incorporated herein by reference..

     7. Consent of PricewaterhouseCooopers LLP as to financial statements of MONY Variable Account L and of MONY Life Insurance Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY Variable Account L of MONY Life Insurance Company, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 29th day of February, 2000.


                                          MONY VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                            Michael I. Roth, Director, Chairman
                                                              of
                                               the Board and Chief Executive
                                                           Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                                 DATE
                      ---------                                                 ----
                 /s/ MICHAEL I. ROTH                                     February 29, 2000
-----------------------------------------------------
                   Michael I. Roth
    Trustee, Chairman and Chief Executive Officer

                 /s/ SAMUEL J. FOTI                                      February 29, 2000
-----------------------------------------------------
                   Samuel J. Foti
   Trustee, President and Chief Operating Officer

                /s/ KENNETH M. LEVINE                                    February 29, 2000
-----------------------------------------------------
                  Kenneth M. Levine
     Trustee, Executive Vice President and Chief
                 Investment Officer

                /s/ RICHARD DADDARIO                                     February 29, 2000
-----------------------------------------------------
                  Richard Daddario
Executive Vice President and Chief Financial Officer

              /s/ PHILLIP A. EISENBERG                                   February 29, 2000
-----------------------------------------------------
                Phillip A. Eisenberg
       Senior Vice President and Chief Actuary

                  /s/ LEE M. SMITH                                       February 29, 2000
-----------------------------------------------------
                    Lee M. Smith
            Corporate Secretary and Vice
           President, Government Relations

                                                                         February 29, 2000
-----------------------------------------------------
                 Claude M. Ballard*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                   Tom H. Barrett*
                       Trustee

                      SIGNATURE                                                 DATE
                      ---------                                                 ----
                                                                         February 29, 2000
-----------------------------------------------------
                   David L. Call*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                  G. Robert Durham*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                  James B. Farley*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                Robert Holland, Jr.*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                  James L. Johnson*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                   John R. Meyer*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                  Jane C. Pfeiffer*
                       Trustee

                                                                         February 29, 2000
-----------------------------------------------------
                 Thomas C. Theobald*
                       Trustee

                *By: /s/ LEE M. SMITH                                    February 29, 2000
-----------------------------------------------------
                    Lee M. Smith
                  Attorney In Fact

                                 EXHIBIT INDEX

EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
    7.       Consent of PricewaterhouseCoopers LLP.